Unites States Securities and Exchange Commission

Washington, DC 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number 811-07736

Janus Aspen Series
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 3/31/17

Item 1. Schedule of Investments.
--------------------------------------------------------------------------------

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

March 31, 2017

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 2.4%
AmeriCredit Automobile Receivables 2016-1, 3.5900%, 2/8/22	$1,718,000	$1,756,595
AmeriCredit Automobile Receivables Trust 2012-4, 3.8200%, 2/10/20 (144A)	792,000	792,257
AmeriCredit Automobile Receivables Trust 2015-2, 3.0000%, 6/8/21	1,180,000	1,195,936
AmeriCredit Automobile Receivables Trust 2016-2, 3.6500%, 5/9/22	1,165,000	1,193,273
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	7,019,000	6,874,850
Banc of America Commercial Mortgage Trust 2007-3, 5.7608%, 6/10/49‡	1,019,148	1,022,756
Capital Auto Receivables Asset Trust 2013-4, 3.8300%, 7/20/22 (144A)	641,000	647,941
CKE Restaurant Holdings Inc, 4.4740%, 3/20/43 (144A)	3,166,110	3,139,988
Commercial Mortgage Trust 2007-GG11, 5.8670%, 12/10/49‡	779,573	788,800
Cosmopolitan Hotel Trust 2016-COSMO, 3.0120%, 11/15/33 (144A)‡	532,000	537,645
Cosmopolitan Hotel Trust 2016-COSMO, 4.4120%, 11/15/33 (144A)‡	694,000	705,262
Cosmopolitan Hotel Trust 2016-COSMO, 5.5620%, 11/15/33 (144A)‡	1,598,000	1,625,019
Domino's Pizza Master Issuer LLC, 5.2160%, 1/25/42 (144A)	1,305,037	1,322,045
Domino's Pizza Master Issuer LLC, 3.4840%, 10/25/45 (144A)	3,092,850	3,094,192
Fannie Mae Connecticut Avenue Securities, 5.8817%, 11/25/24‡	335,164	376,025
Fannie Mae Connecticut Avenue Securities, 4.9817%, 5/25/25‡	616,794	649,248
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20 (144A)§	1,091,889	1,012,774
GAHR Commercial Mortgage Trust 2015-NRF, 3.3822%, 12/15/34 (144A)‡	768,000	775,689
GS Mortgage Securities Corp II, 3.4357%, 12/10/27 (144A)‡	1,867,000	1,829,383
GS Mortgage Securities Corp Trust 2013-NYC5, 3.6490%, 1/10/30 (144A)‡	765,000	773,580
GSCCRE Commercial Mortgage Trust 2015-HULA, 5.3122%, 8/15/32 (144A)‡	1,558,000	1,566,747
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
3.5537%, 10/5/31 (144A)	336,000	339,886
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
4.0090%, 10/5/31 (144A)‡	513,000	514,680
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2,
5.5401%, 11/15/43 (144A)‡	933,000	947,128
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
3.6622%, 7/15/36 (144A)‡	514,000	517,209
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
5.4122%, 7/15/36 (144A)‡	1,634,000	1,652,358
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES,
3.6210%, 9/5/32 (144A)‡	1,084,000	1,051,786
LB-UBS Commercial Mortgage Trust 2006-C1, 5.2760%, 2/15/41‡	796,730	796,131
LB-UBS Commercial Mortgage Trust 2007-C2, 5.4930%, 2/15/40‡	360,825	361,009
LB-UBS Commercial Mortgage Trust 2007-C7, 6.2531%, 9/15/45‡	932,101	950,506
OSCAR US Funding Trust V, 2.7300%, 12/15/20 (144A)	570,000	562,962
OSCAR US Funding Trust V, 2.9900%, 12/15/23 (144A)	490,000	481,224
Santander Drive Auto Receivables Trust 2013-4, 4.6700%, 1/15/20 (144A)	2,189,000	2,215,014
Santander Drive Auto Receivables Trust 2013-A, 4.7100%, 1/15/21 (144A)	1,166,000	1,189,070
Santander Drive Auto Receivables Trust 2015-1, 3.2400%, 4/15/21	1,237,000	1,253,606
Santander Drive Auto Receivables Trust 2015-4, 3.5300%, 8/16/21	2,120,000	2,156,564
Starwood Retail Property Trust 2014-STAR, 3.4122%, 11/15/27 (144A)‡	654,000	645,980
Starwood Retail Property Trust 2014-STAR, 4.1622%, 11/15/27 (144A)‡	1,997,000	1,912,498
Starwood Retail Property Trust 2014-STAR, 5.0622%, 11/15/27 (144A)‡	1,059,000	1,006,482
Taco Bell Funding LLC, 3.8320%, 5/25/46 (144A)	2,280,540	2,311,818
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, 5.6600%, 4/15/47‡	3,122,572	3,132,984
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 6.0531%, 2/15/51‡	2,196,098	2,203,693
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.1316%, 5/15/46‡	721,799	724,303
Wells Fargo Commercial Mortgage Trust 2014-TISH, 3.6622%, 1/15/27 (144A)‡	618,000	604,736
Wells Fargo Commercial Mortgage Trust 2014-TISH, 3.1622%, 2/15/27 (144A)‡	1,192,000	1,214,252
Wells Fargo Commercial Mortgage Trust 2014-TISH, 4.1622%, 2/15/27 (144A)‡	309,000	312,515
Wendys Funding LLC 2015-1, 3.3710%, 6/15/45 (144A)	3,734,135	3,751,476
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $64,754,396)		64,489,875
Bank Loans and Mezzanine Loans – 1.8%
Basic Industry – 0.1%
Axalta Coating Systems US Holdings Inc, 3.6468%, 2/1/23(a),‡	3,481,914	3,509,003
Communications – 0.7%
Charter Communications Operating LLC, 2.9900%, 7/1/20‡	916,478	918,513
Charter Communications Operating LLC, 2.9900%, 1/3/21‡	1,373,728	1,376,475
Charter Communications Operating LLC, 3.2322%, 1/15/24‡	2,372,040	2,382,263
Level 3 Financing Inc, 3.2272%, 2/22/24‡	7,125,000	7,133,906
Mission Broadcasting Inc, 3.9428%, 1/17/24(a),‡	225,680	227,442
Nexstar Broadcasting Inc, 3.9428%, 1/17/24(a),‡	2,397,398	2,416,122
Nielsen Finance LLC, 3.3544%, 10/4/23‡	2,221,127	2,231,433
Zayo Group LLC, 2.9761%, 1/19/21‡	207,000	207,888
Zayo Group LLC, 0%, 1/19/24(a),‡	855,000	857,967
Zayo Group LLC, 3.5000%, 1/19/24(a),‡	1,776,000	1,782,163
		19,534,172

Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Consumer Cyclical – 0.6%
Aramark Services Inc, 0%, 3/28/24(a),‡	$2,665,000	$2,678,325
Hilton Worldwide Finance LLC, 2.9815%, 10/25/23(a),‡	5,316,605	5,353,449
Hilton Worldwide Finance LLC, 3.5000%, 10/25/23(a),‡	123,151	124,005
KFC Holding Co, 2.9761%, 6/16/23‡	5,061,281	5,083,449
Landry's Inc, 4.0389%, 10/4/23‡	2,484,000	2,502,183
		15,741,411
Consumer Non-Cyclical – 0.2%
HCA Inc, 3.2322%, 2/15/24‡	2,790,008	2,812,439
JBS USA LUX SA, 3.2889%, 10/30/22(a),‡	2,681,000	2,689,392
Quintiles IMS Inc, 3.0508%, 3/7/24‡	934,766	942,011
		6,443,842
Finance Companies – 0.1%
Avolon TLB Borrower 1 US LLC, 3.7283%, 3/21/22(a),‡	1,515,000	1,534,574
Technology – 0.1%
CommScope Inc, 3.4822%, 12/29/22‡	2,976,763	2,996,291
Total Bank Loans and Mezzanine Loans (cost $49,712,171)		49,759,293
Corporate Bonds – 17.0%
Asset-Backed Securities – 0.1%
American Tower Trust #1, 1.5510%, 3/15/18 (144A)	2,466,000	2,460,070
Banking – 2.6%
Ally Financial Inc, 3.2500%, 11/5/18	1,243,000	1,251,552
Ally Financial Inc, 8.0000%, 12/31/18	506,000	546,480
Bank of America Corp, 5.7000%, 5/2/17	1,513,000	1,517,978
Bank of America Corp, 2.5030%, 10/21/22	5,482,000	5,339,353
Bank of America Corp, 4.1830%, 11/25/27	5,153,000	5,171,401
Citigroup Inc, 2.4846%, 9/1/23‡	2,669,000	2,744,533
Citigroup Inc, 3.8870%, 1/10/28‡	2,647,000	2,658,509
Citizens Financial Group Inc, 3.7500%, 7/1/24	764,000	747,487
Citizens Financial Group Inc, 4.3500%, 8/1/25	525,000	537,371
Citizens Financial Group Inc, 4.3000%, 12/3/25	2,932,000	3,021,637
Credit Suisse AG/New York NY, 1.3750%, 5/26/17	3,197,000	3,197,502
Discover Financial Services, 3.9500%, 11/6/24	1,401,000	1,403,023
Discover Financial Services, 3.7500%, 3/4/25	1,909,000	1,872,586
First Republic Bank/CA, 4.6250%, 2/13/47	1,081,000	1,076,124
Goldman Sachs Capital I, 6.3450%, 2/15/34	3,132,000	3,754,388
Goldman Sachs Group Inc, 3.0000%, 4/26/22	3,425,000	3,428,442
Goldman Sachs Group Inc, 3.7500%, 2/25/26	1,832,000	1,843,571
Intesa Sanpaolo SpA, 5.0170%, 6/26/24 (144A)	1,401,000	1,317,858
JPMorgan Chase & Co, 2.2950%, 8/15/21	3,527,000	3,490,016
JPMorgan Chase & Co, 3.3750%, 5/1/23	3,659,000	3,664,488
JPMorgan Chase & Co, 3.8750%, 9/10/24	844,000	855,389
Morgan Stanley, 5.5500%, 4/27/17	874,000	876,327
Morgan Stanley, 2.6250%, 11/17/21	2,671,000	2,649,846
Morgan Stanley, 3.9500%, 4/23/27	1,939,000	1,919,907
Santander UK PLC, 5.0000%, 11/7/23 (144A)	3,280,000	3,417,629
SVB Financial Group, 5.3750%, 9/15/20	2,363,000	2,557,076
Synchrony Financial, 3.0000%, 8/15/19	1,059,000	1,075,421
Synchrony Financial, 4.5000%, 7/23/25	2,223,000	2,281,125
UBS AG, 4.7500%, 5/22/23‡	1,681,000	1,718,822
US Bancorp, 2.3750%, 7/22/26	2,585,000	2,417,182
Wells Fargo & Co, 2.1000%, 5/8/17	842,000	842,610
Wells Fargo & Co, 3.0000%, 4/22/26	867,000	830,211
Wells Fargo & Co, 5.8750%µ	1,576,000	1,698,837
		71,724,681
Basic Industry – 0.5%
ArcelorMittal, 7.0000%, 2/25/22‡	173,000	196,767
Ashland LLC, 3.8750%, 4/15/18	1,013,000	1,028,195
CF Industries Inc, 6.8750%, 5/1/18	325,000	338,813
CF Industries Inc, 4.5000%, 12/1/26 (144A)	2,697,000	2,739,343
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	3,919,000	3,982,641
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	1,991,000	2,033,317
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	1,984,000	2,070,177
Steel Dynamics Inc, 5.0000%, 12/15/26 (144A)	228,000	230,850
Teck Resources Ltd, 8.5000%, 6/1/24 (144A)	1,884,000	2,173,665
		14,793,768
Brokerage – 1.3%
Carlyle Holdings Finance LLC, 3.8750%, 2/1/23 (144A)	1,021,000	1,037,014
CBOE Holdings Inc, 3.6500%, 1/12/27	1,992,000	2,002,442
Charles Schwab Corp, 3.0000%, 3/10/25	795,000	785,838
Charles Schwab Corp, 4.6250%µ	1,823,000	1,795,655
Charles Schwab Corp, 7.0000%µ	2,196,000	2,497,950
E*TRADE Financial Corp, 5.3750%, 11/15/22	2,630,000	2,754,904
E*TRADE Financial Corp, 4.6250%, 9/15/23	3,515,000	3,601,117

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Brokerage – (continued)
Intercontinental Exchange Inc, 3.7500%, 12/1/25	$1,698,000	$1,753,611
Lazard Group LLC, 4.2500%, 11/14/20	2,633,000	2,768,889
Neuberger Berman Group LLC / Neuberger Berman Finance Corp,
5.8750%, 3/15/22 (144A)	2,994,000	3,081,964
Neuberger Berman Group LLC / Neuberger Berman Finance Corp,
4.8750%, 4/15/45 (144A)	2,763,000	2,470,777
Raymond James Financial Inc, 5.6250%, 4/1/24	5,987,000	6,733,932
Raymond James Financial Inc, 3.6250%, 9/15/26	593,000	583,739
Scottrade Financial Services Inc, 6.1250%, 7/11/21 (144A)	846,000	958,218
TD Ameritrade Holding Corp, 2.9500%, 4/1/22	1,307,000	1,322,983
TD Ameritrade Holding Corp, 3.6250%, 4/1/25	1,460,000	1,496,945
		35,645,978
Capital Goods – 0.7%
Arconic Inc, 5.1250%, 10/1/24	239,000	246,887
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.2500%, 9/15/22 (144A)	360,000	363,492
Ball Corp, 4.3750%, 12/15/20	1,340,000	1,403,650
CNH Industrial Capital LLC, 3.6250%, 4/15/18	1,449,000	1,465,301
General Electric Co, 5.0000%µ	2,502,000	2,636,482
Martin Marietta Materials Inc, 4.2500%, 7/2/24	1,310,000	1,352,606
Masco Corp, 3.5000%, 4/1/21	1,291,000	1,313,735
Masco Corp, 4.3750%, 4/1/26	216,000	224,469
Owens Corning, 4.2000%, 12/1/24	1,207,000	1,243,425
Owens Corning, 3.4000%, 8/15/26	582,000	563,555
Rockwell Collins Inc, 3.2000%, 3/15/24	1,184,000	1,181,424
Rockwell Collins Inc, 3.5000%, 3/15/27	2,025,000	2,025,634
Vulcan Materials Co, 7.0000%, 6/15/18	1,559,000	1,650,114
Vulcan Materials Co, 7.5000%, 6/15/21	882,000	1,032,417
Vulcan Materials Co, 4.5000%, 4/1/25	2,528,000	2,658,402
		19,361,593
Communications – 1.8%
American Tower Corp, 3.3000%, 2/15/21	2,064,000	2,092,787
American Tower Corp, 3.4500%, 9/15/21	214,000	217,837
American Tower Corp, 3.5000%, 1/31/23	379,000	381,191
American Tower Corp, 4.4000%, 2/15/26	1,353,000	1,399,509
American Tower Corp, 3.3750%, 10/15/26	2,498,000	2,381,433
AT&T Inc, 3.4000%, 5/15/25	410,000	396,724
AT&T Inc, 4.2500%, 3/1/27	1,937,000	1,965,183
AT&T Inc, 5.4500%, 3/1/47	1,979,000	2,014,956
BellSouth LLC, 4.4000%, 4/26/17 (144A)	10,129,000	10,150,068
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	1,927,000	1,979,992
Charter Communications Operating LLC / Charter Communications Operating
Capital, 4.9080%, 7/23/25	3,098,000	3,271,265
Comcast Corp, 2.3500%, 1/15/27	1,244,000	1,139,322
Cox Communications Inc, 3.3500%, 9/15/26 (144A)	2,599,000	2,514,208
Crown Castle International Corp, 4.8750%, 4/15/22	3,225,000	3,468,726
Crown Castle International Corp, 5.2500%, 1/15/23	1,685,000	1,838,503
Crown Castle International Corp, 4.0000%, 3/1/27	1,171,000	1,180,724
SBA Tower Trust, 2.9330%, 12/11/17 (144A)	1,253,000	1,253,635
Time Warner Cable LLC, 5.8500%, 5/1/17	1,844,000	1,849,665
UBM PLC, 5.7500%, 11/3/20 (144A)	2,580,000	2,711,041
Verizon Communications Inc, 2.9460%, 3/15/22 (144A)	824,000	820,394
Verizon Communications Inc, 2.6250%, 8/15/26	4,762,000	4,347,911
Verizon Communications Inc, 4.1250%, 8/15/46	1,046,000	902,290
		48,277,364
Consumer Cyclical – 1.3%
1011778 BC ULC / New Red Finance Inc, 4.6250%, 1/15/22 (144A)	2,750,000	2,815,312
Brinker International Inc, 3.8750%, 5/15/23	473,000	447,576
CVS Health Corp, 2.8000%, 7/20/20	4,107,000	4,175,304
CVS Health Corp, 4.7500%, 12/1/22	1,025,000	1,112,655
CVS Health Corp, 5.0000%, 12/1/24	1,371,000	1,499,978
DR Horton Inc, 4.7500%, 5/15/17	813,000	815,697
DR Horton Inc, 3.7500%, 3/1/19	1,806,000	1,850,702
DR Horton Inc, 4.0000%, 2/15/20	346,000	359,946
Ford Motor Co, 4.3460%, 12/8/26	2,657,000	2,705,214
Ford Motor Credit Co LLC, 3.0000%, 6/12/17	576,000	577,630
General Motors Co, 4.8750%, 10/2/23	1,976,000	2,107,924
General Motors Financial Co Inc, 3.7000%, 5/9/23	876,000	882,590
Hanesbrands Inc, 4.6250%, 5/15/24 (144A)	3,392,000	3,345,360
IHO Verwaltungs GmbH, 4.1250%, 9/15/21 (144A)	569,000	571,845
IHO Verwaltungs GmbH, 4.5000%, 9/15/23 (144A)	262,000	259,053
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,290,000	1,351,275
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	1,054,000	1,085,620
MDC Holdings Inc, 5.5000%, 1/15/24	1,982,000	2,041,460

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc,
5.6250%, 5/1/24	$1,168,000	$1,232,240
Schaeffler Finance BV, 4.2500%, 5/15/21 (144A)	807,000	818,096
Toll Brothers Finance Corp, 4.0000%, 12/31/18	716,000	733,900
Toll Brothers Finance Corp, 5.8750%, 2/15/22	653,000	708,505
Toll Brothers Finance Corp, 4.3750%, 4/15/23	374,000	378,443
Walgreens Boots Alliance Inc, 2.6000%, 6/1/21	659,000	659,715
Walgreens Boots Alliance Inc, 3.1000%, 6/1/23	418,000	417,364
Walgreens Boots Alliance Inc, 3.4500%, 6/1/26	1,699,000	1,656,228
Walgreens Boots Alliance Inc, 4.6500%, 6/1/46	292,000	290,422
ZF North America Capital Inc, 4.5000%, 4/29/22 (144A)	545,000	567,481
		35,467,535
Consumer Non-Cyclical – 2.6%
Actavis Funding SCS, 3.0000%, 3/12/20	3,417,000	3,473,114
Anheuser-Busch InBev Finance Inc, 2.6500%, 2/1/21	711,000	716,283
Anheuser-Busch InBev Finance Inc, 3.3000%, 2/1/23	3,258,000	3,315,504
Anheuser-Busch InBev Finance Inc, 3.6500%, 2/1/26	5,937,000	6,002,901
Anheuser-Busch InBev Finance Inc, 4.9000%, 2/1/46	1,666,000	1,798,845
Becton Dickinson and Co, 1.8000%, 12/15/17	1,598,000	1,599,203
Constellation Brands Inc, 4.7500%, 12/1/25	285,000	306,968
Constellation Brands Inc, 3.7000%, 12/6/26	1,892,000	1,889,875
Constellation Brands, Inc., 4.2500%, 5/1/23	2,469,000	2,601,916
Danone SA, 2.0770%, 11/2/21 (144A)	2,683,000	2,610,717
Danone SA, 2.5890%, 11/2/23 (144A)	1,618,000	1,565,464
Express Scripts Holding Co, 3.5000%, 6/15/24	1,009,000	993,712
Express Scripts Holding Co, 4.5000%, 2/25/26	1,850,000	1,897,467
Express Scripts Holding Co, 3.4000%, 3/1/27	678,000	638,500
HCA Inc, 3.7500%, 3/15/19	1,320,000	1,349,700
HCA Inc, 5.8750%, 5/1/23	669,000	722,520
HCA Inc, 5.0000%, 3/15/24	480,000	503,400
HCA Inc, 5.3750%, 2/1/25	1,128,000	1,173,120
HCA Inc, 5.8750%, 2/15/26	1,314,000	1,387,439
Kraft Heinz Foods Co, 2.8000%, 7/2/20	1,617,000	1,638,618
Kraft Heinz Foods Co, 3.5000%, 7/15/22	1,381,000	1,410,886
Kraft Heinz Foods Co, 3.0000%, 6/1/26	932,000	875,747
Life Technologies Corp, 6.0000%, 3/1/20	1,591,000	1,742,839
Molson Coors Brewing Co, 3.0000%, 7/15/26	3,336,000	3,171,976
Molson Coors Brewing Co, 4.2000%, 7/15/46	800,000	748,904
Newell Brands Inc, 3.1500%, 4/1/21	705,000	721,202
Newell Brands Inc, 3.8500%, 4/1/23	668,000	691,413
Newell Brands Inc, 5.0000%, 11/15/23	1,337,000	1,432,759
Newell Brands Inc, 4.2000%, 4/1/26	3,146,000	3,273,857
Shire Acquisitions Investments Ireland DAC, 2.4000%, 9/23/21	1,572,000	1,539,439
Shire Acquisitions Investments Ireland DAC, 2.8750%, 9/23/23	2,121,000	2,057,612
Shire Acquisitions Investments Ireland DAC, 3.2000%, 9/23/26	2,133,000	2,036,721
Sysco Corp, 2.5000%, 7/15/21	539,000	537,147
Sysco Corp, 3.3000%, 7/15/26	1,352,000	1,324,162
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	2,897,000	2,669,336
Universal Health Services Inc, 4.7500%, 8/1/22 (144A)	2,259,000	2,321,122
Universal Health Services Inc, 5.0000%, 6/1/26 (144A)	1,803,000	1,852,582
Wm Wrigley Jr Co, 2.4000%, 10/21/18 (144A)	3,822,000	3,852,786
Wm Wrigley Jr Co, 3.3750%, 10/21/20 (144A)	1,239,000	1,280,986
		69,726,742
Electric – 0.5%
Dominion Resources Inc/VA, 2.0000%, 8/15/21	298,000	289,094
Dominion Resources Inc/VA, 2.8500%, 8/15/26	412,000	384,669
Duke Energy Corp, 1.8000%, 9/1/21	799,000	771,704
Duke Energy Corp, 2.6500%, 9/1/26	1,249,000	1,158,997
IPALCO Enterprises Inc, 5.0000%, 5/1/18	1,148,000	1,179,570
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	2,118,000	2,288,882
Southern Co, 2.3500%, 7/1/21	2,426,000	2,381,789
Southern Co, 2.9500%, 7/1/23	1,736,000	1,689,585
Southern Co, 3.2500%, 7/1/26	2,439,000	2,326,533
		12,470,823
Energy – 1.9%
Anadarko Petroleum Corp, 4.8500%, 3/15/21	355,000	379,729
Antero Resources Corp, 5.3750%, 11/1/21	2,620,000	2,690,976
Canadian Natural Resources Ltd, 5.7000%, 5/15/17	478,000	480,205
Canadian Natural Resources Ltd, 5.9000%, 2/1/18	851,000	878,863
Cenovus Energy Inc, 5.7000%, 10/15/19	54,000	58,280
Cimarex Energy Co, 5.8750%, 5/1/22	1,574,000	1,622,438
Cimarex Energy Co, 4.3750%, 6/1/24	592,000	614,907
ConocoPhillips Co, 4.2000%, 3/15/21	1,632,000	1,740,033
ConocoPhillips Co, 4.9500%, 3/15/26	2,049,000	2,274,017

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Diamond Offshore Drilling Inc, 5.8750%, 5/1/19	$404,000	$422,180
Enbridge Energy Partners LP, 5.8750%, 10/15/25	1,269,000	1,418,299
Energy Transfer Equity LP, 5.8750%, 1/15/24	1,388,000	1,474,750
Energy Transfer Equity LP, 5.5000%, 6/1/27	1,028,000	1,074,260
Energy Transfer Partners LP, 4.1500%, 10/1/20	1,208,000	1,254,236
Energy Transfer Partners LP, 4.7500%, 1/15/26	546,000	561,831
Helmerich & Payne International Drilling Co, 4.6500%, 3/15/25	4,177,000	4,342,113
Hess Corp, 4.3000%, 4/1/27	1,115,000	1,097,829
Hiland Partners Holdings LLC / Hiland Partners Finance Corp,
5.5000%, 5/15/22 (144A)	1,161,000	1,211,231
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	1,107,000	1,186,566
Kinder Morgan Energy Partners LP, 3.9500%, 9/1/22	1,184,000	1,209,476
Kinder Morgan Energy Partners LP, 5.0000%, 8/15/42	2,348,000	2,215,282
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	115,000	128,364
Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)	1,636,000	1,763,659
MPLX LP, 4.5000%, 7/15/23	514,000	534,499
Oceaneering International Inc, 4.6500%, 11/15/24	2,572,000	2,572,352
Phillips 66 Partners LP, 3.6050%, 2/15/25	1,324,000	1,289,209
Regency Energy Partners LP / Regency Energy Finance Corp, 5.8750%, 3/1/22	1,530,000	1,682,220
Sabine Pass Liquefaction LLC, 5.0000%, 3/15/27 (144A)	2,361,000	2,465,720
SM Energy Co, 6.5000%, 11/15/21	1,260,000	1,291,500
SM Energy Co, 6.5000%, 1/1/23	445,000	451,675
Spectra Energy Partners LP, 4.7500%, 3/15/24	1,428,000	1,511,905
Tesoro Logistics LP / Tesoro Logistics Finance Corp, 5.2500%, 1/15/25	694,000	724,362
Western Gas Partners LP, 5.3750%, 6/1/21	3,081,000	3,310,735
Western Gas Partners LP, 4.0000%, 7/1/22	1,068,000	1,096,642
Williams Cos Inc, 3.7000%, 1/15/23	729,000	716,242
Williams Partners LP / ACMP Finance Corp, 4.8750%, 5/15/23	1,972,000	2,031,318
Williams Partners LP / ACMP Finance Corp, 4.8750%, 3/15/24	1,079,000	1,109,739
		50,887,642
Finance Companies – 0.4%
CIT Group Inc, 4.2500%, 8/15/17	4,903,000	4,945,901
CIT Group Inc, 5.0000%, 5/15/18 (144A)	499,000	502,368
CIT Group Inc, 5.5000%, 2/15/19 (144A)	1,443,000	1,516,954
Park Aerospace Holdings Ltd, 5.2500%, 8/15/22 (144A)	808,000	840,320
Park Aerospace Holdings Ltd, 5.5000%, 2/15/24 (144A)	2,203,000	2,291,120
		10,096,663
Financial Institutions – 0.4%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	2,614,000	2,725,837
Kennedy-Wilson Inc, 5.8750%, 4/1/24	4,445,000	4,556,125
LeasePlan Corp NV, 2.5000%, 5/16/18 (144A)	4,630,000	4,641,293
		11,923,255
Industrial – 0%
Cintas Corp No 2, 4.3000%, 6/1/21	1,112,000	1,184,050
Insurance – 0.4%
Aetna Inc, 2.8000%, 6/15/23	1,082,000	1,072,956
Berkshire Hathaway Inc, 3.1250%, 3/15/26	401,000	400,574
Centene Corp, 4.7500%, 5/15/22	159,000	163,373
Centene Corp, 6.1250%, 2/15/24	390,000	418,763
Centene Corp, 4.7500%, 1/15/25	467,000	469,629
Cigna Corp, 3.2500%, 4/15/25	5,362,000	5,299,635
CNO Financial Group Inc, 4.5000%, 5/30/20	438,000	452,235
WellCare Health Plans Inc, 5.2500%, 4/1/25	3,841,000	3,961,031
		12,238,196
Real Estate Investment Trusts (REITs) – 0.6%
Alexandria Real Estate Equities Inc, 2.7500%, 1/15/20	1,136,000	1,139,397
Alexandria Real Estate Equities Inc, 4.6000%, 4/1/22	3,249,000	3,451,552
Alexandria Real Estate Equities Inc, 4.5000%, 7/30/29	1,760,000	1,815,591
Post Apartment Homes LP, 4.7500%, 10/15/17	1,505,000	1,517,613
Senior Housing Properties Trust, 6.7500%, 4/15/20	736,000	798,506
Senior Housing Properties Trust, 6.7500%, 12/15/21	817,000	908,791
SL Green Realty Corp, 5.0000%, 8/15/18	1,756,000	1,815,341
SL Green Realty Corp, 7.7500%, 3/15/20	3,448,000	3,871,576
		15,318,367
Technology – 1.7%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.6250%, 1/15/24 (144A)	1,820,000	1,833,018
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.8750%, 1/15/27 (144A)	4,674,000	4,703,465
Cadence Design Systems Inc, 4.3750%, 10/15/24	4,105,000	4,117,015
Fidelity National Information Services Inc, 3.6250%, 10/15/20	1,227,000	1,274,893
Fidelity National Information Services Inc, 4.5000%, 10/15/22	1,597,000	1,704,015
Fidelity National Information Services Inc, 3.0000%, 8/15/26	2,056,000	1,936,935
NXP BV / NXP Funding LLC, 4.1250%, 6/15/20 (144A)	772,000	801,915
NXP BV / NXP Funding LLC, 4.1250%, 6/1/21 (144A)	501,000	519,787

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
NXP BV / NXP Funding LLC, 3.8750%, 9/1/22 (144A)	$2,190,000	$2,239,275
NXP BV / NXP Funding LLC, 4.6250%, 6/1/23 (144A)	1,207,000	1,277,911
Seagate HDD Cayman, 4.7500%, 1/1/25	2,053,000	2,010,657
Seagate HDD Cayman, 4.8750%, 6/1/27	670,000	627,181
Seagate HDD Cayman, 5.7500%, 12/1/34	633,000	572,865
Total System Services Inc, 3.8000%, 4/1/21	1,313,000	1,357,717
Total System Services Inc, 4.8000%, 4/1/26	3,663,000	3,942,586
Trimble Inc, 4.7500%, 12/1/24	4,541,000	4,699,308
TSMC Global Ltd, 1.6250%, 4/3/18 (144A)	6,273,000	6,256,814
Verisk Analytics Inc, 4.8750%, 1/15/19	1,497,000	1,563,732
Verisk Analytics Inc, 5.8000%, 5/1/21	2,531,000	2,803,351
Verisk Analytics Inc, 4.1250%, 9/12/22	1,459,000	1,520,590
Verisk Analytics Inc, 5.5000%, 6/15/45	1,716,000	1,863,022
		47,626,052
Transportation – 0.2%
Penske Truck Leasing Co Lp / PTL Finance Corp, 3.3750%, 3/15/18 (144A)	2,480,000	2,518,435
Penske Truck Leasing Co Lp / PTL Finance Corp, 2.5000%, 6/15/19 (144A)	1,598,000	1,606,917
Penske Truck Leasing Co Lp / PTL Finance Corp, 4.8750%, 7/11/22 (144A)	246,000	265,529
Penske Truck Leasing Co Lp / PTL Finance Corp, 4.2500%, 1/17/23 (144A)	1,357,000	1,413,560
		5,804,441
Total Corporate Bonds (cost $460,245,953)		465,007,220
Mortgage-Backed Securities – 9.0%
Fannie Mae Pool:
4.0000%, 9/1/29	833,483	882,992
4.0000%, 4/1/34	960,472	1,016,706
6.0000%, 10/1/35	673,916	765,002
6.0000%, 12/1/35	743,068	844,755
6.0000%, 2/1/37	133,281	154,872
6.0000%, 9/1/37	386,122	407,606
6.0000%, 10/1/38	487,775	551,393
7.0000%, 2/1/39	205,288	241,999
5.5000%, 12/1/39	1,081,668	1,207,747
5.5000%, 3/1/40	883,067	999,956
5.5000%, 4/1/40	2,260,448	2,518,554
5.0000%, 10/1/40	403,260	448,977
5.5000%, 2/1/41	495,280	560,828
5.0000%, 5/1/41	1,099,275	1,202,966
5.5000%, 5/1/41	741,976	827,191
5.5000%, 6/1/41	1,224,934	1,364,715
5.5000%, 6/1/41	1,070,248	1,209,869
5.5000%, 7/1/41	122,323	136,166
4.5000%, 8/1/41	814,103	876,532
5.5000%, 12/1/41	1,056,121	1,179,664
4.0000%, 2/1/42	1,652,578	1,751,496
5.5000%, 2/1/42	4,331,003	4,822,600
4.0000%, 6/1/42	1,563,178	1,653,789
4.5000%, 6/1/42	308,257	333,296
4.0000%, 7/1/42	290,040	306,767
4.0000%, 8/1/42	701,000	741,628
4.0000%, 9/1/42	1,385,401	1,466,069
4.0000%, 9/1/42	870,150	920,082
4.0000%, 11/1/42	1,100,216	1,164,036
4.5000%, 11/1/42	512,238	554,158
4.0000%, 12/1/42	781,592	827,508
3.5000%, 1/1/43	1,858,949	1,907,444
3.5000%, 2/1/43	4,125,578	4,234,057
3.5000%, 2/1/43	3,866,741	3,968,538
4.5000%, 3/1/43	1,537,730	1,682,831
4.0000%, 5/1/43	2,360,584	2,497,233
4.0000%, 8/1/43	2,805,801	2,968,741
4.0000%, 9/1/43	685,967	725,907
3.5000%, 1/1/44	3,345,222	3,454,326
3.5000%, 1/1/44	1,485,877	1,534,261
4.0000%, 2/1/44	1,862,096	1,969,594
3.5000%, 4/1/44	1,685,090	1,736,498
4.5000%, 5/1/44	180,630	196,661
5.5000%, 5/1/44	997,298	1,111,080
4.0000%, 6/1/44	2,304,917	2,438,856
4.0000%, 7/1/44	4,275,343	4,544,219
5.0000%, 7/1/44	2,496,683	2,790,211
4.0000%, 8/1/44	2,730,439	2,902,033
4.0000%, 8/1/44	1,043,691	1,109,384
4.5000%, 8/1/44	2,815,532	3,064,524

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 10/1/44	$12,588,042	$13,697,111
4.5000%, 10/1/44	2,137,937	2,325,739
4.5000%, 10/1/44	1,208,810	1,311,473
3.5000%, 2/1/45	3,431,305	3,521,592
4.5000%, 3/1/45	2,086,923	2,264,365
4.0000%, 5/1/45	1,636,077	1,739,032
4.5000%, 5/1/45	1,809,012	1,967,384
4.5000%, 5/1/45	1,178,508	1,286,354
4.5000%, 6/1/45	1,105,310	1,203,866
4.5000%, 9/1/45	728,083	790,183
4.0000%, 10/1/45	3,663,677	3,877,375
4.5000%, 10/1/45	2,428,498	2,654,525
3.5000%, 12/1/45	1,077,188	1,109,598
4.0000%, 12/1/45	1,498,616	1,592,634
3.5000%, 1/1/46	2,885,046	2,972,135
3.5000%, 1/1/46	2,459,027	2,533,334
4.0000%, 1/1/46	702,213	744,461
4.5000%, 2/1/46	3,298,525	3,587,620
4.5000%, 2/1/46	1,380,974	1,500,951
4.0000%, 4/1/46	1,888,824	2,001,856
4.5000%, 4/1/46	1,782,939	1,951,368
4.0000%, 5/1/46	2,251,006	2,387,010
4.0000%, 6/1/46	768,826	815,309
3.5000%, 7/1/46	1,957,991	2,017,208
3.5000%, 7/1/46	1,956,276	2,010,257
4.5000%, 7/1/46	2,911,212	3,171,084
4.5000%, 7/1/46	2,753,230	2,992,426
4.5000%, 7/1/46	1,403,732	1,517,059
3.5000%, 8/1/46	1,200,623	1,230,954
4.5000%, 9/1/46	664,271	724,051
4.0000%, 10/1/46	1,265,494	1,338,316
4.0000%, 11/1/46	700,757	745,101
4.5000%, 11/1/46	1,178,580	1,284,684
4.5000%, 11/1/46	915,231	991,977
4.5000%, 12/1/46	1,193,477	1,288,509
4.0000%, 1/1/47	810,669	864,416
4.0000%, 2/1/47	1,786,553	1,895,423
4.5000%, 2/1/47	2,013,577	2,178,943
3.5000%, 5/1/56	4,519,541	4,607,087
		163,469,087
Freddie Mac Gold Pool:
3.5000%, 7/1/29	1,035,011	1,080,095
8.0000%, 4/1/32	262,421	324,532
5.5000%, 10/1/36	434,747	493,190
6.0000%, 4/1/40	2,266,364	2,637,452
5.5000%, 5/1/41	1,003,149	1,113,103
5.5000%, 8/1/41	2,193,451	2,518,639
5.5000%, 8/1/41	1,475,694	1,675,429
5.5000%, 9/1/41	329,197	365,305
5.0000%, 3/1/42	1,066,982	1,183,208
3.5000%, 2/1/44	1,343,548	1,378,020
4.5000%, 5/1/44	1,265,563	1,372,024
5.0000%, 7/1/44	946,813	1,046,590
4.0000%, 8/1/44	855,298	906,345
4.5000%, 9/1/44	4,131,977	4,504,326
4.5000%, 6/1/45	1,811,487	1,975,308
4.5000%, 2/1/46	2,048,989	2,234,668
4.5000%, 2/1/46	1,272,969	1,385,042
4.5000%, 6/1/46	3,005,373	3,241,890
3.5000%, 7/1/46	3,905,114	4,021,999
		33,457,165
Ginnie Mae I Pool:
5.1000%, 1/15/32	973,172	1,110,419
7.5000%, 8/15/33	932,771	1,090,816
4.9000%, 10/15/34	1,062,117	1,208,293
5.5000%, 9/15/35	112,057	128,699
5.5000%, 8/15/39	2,014,855	2,337,067
5.5000%, 8/15/39	663,956	770,624
5.0000%, 10/15/39	423,053	467,495
5.5000%, 10/15/39	772,754	893,843
5.0000%, 11/15/39	688,610	757,002
5.0000%, 1/15/40	231,839	254,897
5.0000%, 5/15/40	252,918	281,323
5.0000%, 5/15/40	104,437	116,411

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Ginnie Mae I Pool – (continued)
5.0000%, 7/15/40	$734,383	$807,545
5.0000%, 7/15/40	203,870	224,198
5.0000%, 2/15/41	759,570	837,858
5.0000%, 4/15/41	309,046	339,923
4.5000%, 5/15/41	1,468,843	1,638,533
5.0000%, 5/15/41	288,473	321,009
4.5000%, 7/15/41	712,699	799,763
4.5000%, 7/15/41	230,151	250,452
4.5000%, 8/15/41	2,017,591	2,202,185
5.0000%, 9/15/41	196,685	220,289
5.0000%, 11/15/43	1,397,434	1,570,957
4.5000%, 5/15/44	912,886	989,401
5.0000%, 6/15/44	1,389,912	1,552,759
5.0000%, 6/15/44	460,537	513,465
5.0000%, 7/15/44	552,038	615,286
4.0000%, 1/15/45	4,426,414	4,704,481
4.0000%, 4/15/45	738,928	797,933
4.0000%, 7/15/46	2,833,915	3,053,741
4.5000%, 8/15/46	4,935,739	5,341,776
		36,198,443
Ginnie Mae II Pool:
6.0000%, 11/20/34	443,608	512,295
6.0000%, 1/20/39	187,615	212,641
7.0000%, 5/20/39	99,705	118,264
4.5000%, 10/20/41	1,258,924	1,345,479
6.0000%, 12/20/41	204,174	232,863
5.5000%, 1/20/42	432,035	476,458
6.0000%, 1/20/42	215,266	246,347
6.0000%, 2/20/42	172,724	198,379
6.0000%, 3/20/42	154,169	176,437
6.0000%, 4/20/42	582,454	668,177
3.5000%, 5/20/42	510,374	531,485
5.5000%, 5/20/42	610,345	675,789
6.0000%, 5/20/42	249,488	281,411
5.5000%, 7/20/42	777,285	858,804
6.0000%, 7/20/42	156,042	174,891
6.0000%, 8/20/42	179,006	206,057
6.0000%, 9/20/42	366,649	415,760
6.0000%, 11/20/42	152,742	174,814
6.0000%, 2/20/43	231,605	264,931
3.5000%, 9/20/44	1,473,150	1,534,203
5.0000%, 12/20/44	784,398	880,410
5.0000%, 9/20/45	567,629	638,835
4.0000%, 10/20/45	1,837,633	1,970,475
		12,795,205
Total Mortgage-Backed Securities (cost $247,437,675)		245,919,900
United States Treasury Notes/Bonds – 5.3%
1.1250%, 2/28/19	2,469,000	2,463,213
1.0000%, 11/15/19	9,356,000	9,251,840
1.2500%, 10/31/21	9,498,000	9,231,239
1.8750%, 2/28/22	820,000	818,142
2.1250%, 2/29/24	10,001,000	9,944,744
2.5000%, 5/15/24	3,752,000	3,818,099
2.0000%, 2/15/25	1,244,000	1,216,156
2.2500%, 11/15/25	15,906,000	15,767,443
1.6250%, 2/15/26	2,463,000	2,315,412
2.0000%, 11/15/26	25,050,000	24,192,814
2.2500%, 2/15/27	8,720,000	8,607,590
2.2500%, 8/15/46	21,064,000	17,820,481
2.8750%, 11/15/46	41,179,000	39,961,753
Total United States Treasury Notes/Bonds (cost $144,704,884)		145,408,926
Common Stocks – 63.5%
Aerospace & Defense – 4.9%
Boeing Co	.431,624	76,337,021
General Dynamics Corp	150,296	28,135,411
Northrop Grumman Corp	122,935	29,238,860
		133,711,292
Air Freight & Logistics – 0.7%
United Parcel Service Inc	168,239	18,052,045
Automobiles – 1.6%
General Motors Co	1,212,596	42,877,395
Banks – 1.2%
US Bancorp	638,111	32,862,716

Shares or Principal Amounts		Value
Common Stocks – (continued)
Biotechnology – 3.0%
AbbVie Inc	.268,331	$17,484,448
Amgen Inc	390,789	64,116,751
		81,601,199
Capital Markets – 5.5%
Blackstone Group LP	1,140,152	33,862,514
CME Group Inc	420,933	50,006,840
Morgan Stanley	815,808	34,949,215
TD Ameritrade Holding Corp	816,140	31,715,200
		150,533,769
Chemicals – 2.1%
LyondellBasell Industries NV	622,058	56,725,469
Construction Materials – 0.3%
Vulcan Materials Co	67,464	8,128,063
Consumer Finance – 1.5%
Synchrony Financial	1,213,018	41,606,517
Equity Real Estate Investment Trusts (REITs) – 2.2%
Colony NorthStar Inc	1,236,582	15,964,274
Colony Starwood Homes	176,587	5,995,129
Crown Castle International Corp	132,549	12,519,253
MGM Growth Properties LLC	311,450	8,424,722
Outfront Media Inc	654,514	17,377,347
		60,280,725
Food & Staples Retailing – 3.0%
Costco Wholesale Corp	306,448	51,388,265
Kroger Co†	534,792	15,771,016
Sysco Corp	299,926	15,572,158
		82,731,439
Food Products – 0.7%
Hershey Co	181,524	19,831,497
Health Care Equipment & Supplies – 1.4%
Medtronic PLC	463,171	37,313,056
Health Care Providers & Services – 0.8%
Aetna Inc	177,632	22,656,962
Hotels, Restaurants & Leisure – 2.4%
McDonald's Corp	74,560	9,663,722
Norwegian Cruise Line Holdings Ltd*	356,795	18,100,210
Six Flags Entertainment Corp	234,319	13,939,637
Starbucks Corp	406,097	23,712,004
		65,415,573
Household Products – 0.9%
Kimberly-Clark Corp	189,396	24,930,195
Industrial Conglomerates – 1.6%
Honeywell International Inc	356,891	44,564,979
Information Technology Services – 4.0%
Accenture PLC	192,225	23,043,933
Automatic Data Processing Inc	144,658	14,811,533
Mastercard Inc	646,168	72,674,515
		110,529,981
Internet & Direct Marketing Retail – 1.6%
Priceline Group Inc*	25,213	44,878,384
Internet Software & Services – 2.1%
Alphabet Inc - Class C*	68,858	57,121,842
Leisure Products – 1.1%
Hasbro Inc	157,708	15,742,413
Mattel Inc	600,604	15,381,468
		31,123,881
Media – 2.8%
Comcast Corp	1,214,477	45,652,190
Madison Square Garden Co*	37,970	7,582,989
Time Warner Inc	224,850	21,970,093
		75,205,272
Oil, Gas & Consumable Fuels – 0.3%
Suncor Energy Inc	259,690	7,974,086
Personal Products – 0.5%
Estee Lauder Cos Inc	164,588	13,955,417
Pharmaceuticals – 2.0%
Allergan PLC	62,305	14,885,911
Bristol-Myers Squibb Co	545,457	29,661,952
Eli Lilly & Co	103,520	8,707,067
		53,254,930
Real Estate Management & Development – 1.0%
CBRE Group Inc*	739,266	25,719,064

Shares or Principal Amounts		Value
Common Stocks – (continued)
Real Estate Management & Development – (continued)
Colony American Homes III§	.639,963	$660,096
		26,379,160
Road & Rail – 1.4%
CSX Corp	845,786	39,371,338
Semiconductor & Semiconductor Equipment – 0.6%
Intel Corp	440,656	15,894,462
Software – 5.1%
Adobe Systems Inc*	390,612	50,830,340
Microsoft Corp	1,337,332	88,076,686
		138,907,026
Specialty Retail – 1.4%
Home Depot Inc	261,741	38,431,431
Technology Hardware, Storage & Peripherals – 1.8%
Apple Inc	332,624	47,784,764
Textiles, Apparel & Luxury Goods – 1.6%
NIKE Inc	784,506	43,720,519
Tobacco – 2.4%
Altria Group Inc	916,505	65,456,787
Total Common Stocks (cost $1,340,325,771)		1,733,812,171
Preferred Stocks – 0.3%
Banks – 0.1%
Citigroup Capital XIII, 7.4090%	162,000	4,317,300
Capital Markets – 0.1%
Morgan Stanley, 6.8750%	30,000	846,000
Morgan Stanley, 7.1250%	32,000	932,160
		1,778,160
Consumer Finance – 0.1%
Discover Financial Services, 6.5000%	95,000	2,465,250
Industrial Conglomerates – 0%
General Electric Co, 4.7000%	10,000	256,700
Total Preferred Stocks (cost $8,456,393)		8,817,410
Investment Companies – 1.0%
Money Markets – 1.0%
Janus Cash Liquidity Fund LLC, 0.7113%ºº,£ (cost $26,282,098)	26,282,098	26,282,098
Total Investments (total cost $2,341,919,341) – 100.3%		2,739,496,893
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(7,533,094)
Net Assets – 100%		$2,731,963,799

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,665,916,563	97.3%
Canada	14,380,411	0.5
Belgium	11,833,533	0.4
Netherlands	9,480,181	0.3
United Kingdom	8,417,552	0.3
Taiwan	6,256,814	0.2
Ireland	5,029,506	0.2
Switzerland	4,916,324	0.2
France	4,176,181	0.2
Brazil	2,689,392	0.1
Israel	2,669,336	0.1
Germany	2,216,475	0.1
Italy	1,317,858	0.1
Luxembourg	196,767	0.0

Total	$2,739,496,893	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2017 is $154,900,502, which represents 5.7% of net assets.

*	Non-income producing security.

(a)

All or a portion of this position has not settled, or is not funded. Upon settlement or funding date, interest rates for unsettled or unfunded amounts will be determined. Interest and dividends will not be accrued until time of settlement or funding.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2017, is $7,667,400.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of March 31, 2017.

ºº	Rate shown is the 7-day yield as of March 31, 2017.

µ

This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2017. Unless otherwise indicated, all information in the table is for the period ended March 31, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/16	Purchases	Sales	at 3/31/17	Gain/(Loss)	Income	at 3/31/17

Janus Cash Liquidity Fund LLC	14,816,076	213,691,824	(202,225,802)	26,282,098	$—	$30,312	$26,282,098

§				Schedule of Restricted and Illiquid Securities (as of March 31, 2017)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III	1/30/13	$803,249	$660,096	0.0%
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	1,015,666	1,012,774	0.0%
Total		$1,818,915	$1,672,870	0.0%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$64,489,875	$-
Bank Loans and Mezzanine Loans	-	49,759,293	-
Corporate Bonds	-	465,007,220	-
Mortgage-Backed Securities	-	245,919,900	-

United States Treasury Notes/Bonds	-	145,408,926	-
Common Stocks
Real Estate Management & Development	25,719,064	-	660,096
All Other	1,707,433,011	-	-
Preferred Stocks	-	8,817,410	-
Investment Companies	-	26,282,098	-
Total Assets	$1,733,152,075	$1,005,684,722	$660,096

Organization and Significant Accounting Policies

Janus Aspen Balanced Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2017.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Loans

The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total assets. Below are descriptions of the types of loans held by the Portfolio as of March 31, 2017.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”),

or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

The Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued and Delayed Delivery Securities

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolio may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio may hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 2,348,094,448	$405,336,597	$(13,934,152)	$ 391,402,445

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger may be deemed to be an “assignment” (as defined in the 1940 Act) of the advisory agreement between the Portfolio and Janus Capital that is in effect as of the date of this Report. As a result, the consummation of the Merger will cause the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue to provide advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). The Post-Merger Advisory Agreement will have substantially similar terms as the corresponding investment advisory agreement that is in effect as of the date of this Report.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2017 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing other than the following:

Approval of Advisory Agreements

On April 6, 2017, shareholders of the Portfolio approved the Post-Merger Advisory Agreement with Janus Capital. The Post- Merger Advisory Agreement will take effect upon the consummation of the Merger.

Janus Aspen Enterprise Portfolio

Schedule of Investments (unaudited)

March 31, 2017

Shares		Value
Common Stocks – 95.8%
Aerospace & Defense – 2.1%
HEICO Corp	.118,804	$8,910,300
Teledyne Technologies Inc*	96,017	12,142,310
		21,052,610
Air Freight & Logistics – 0.7%
Expeditors International of Washington Inc	118,190	6,676,553
Airlines – 1.3%
Ryanair Holdings PLC (ADR)*	156,050	12,949,029
Banks – 0.5%
SVB Financial Group*	28,845	5,367,766
Biotechnology – 2.5%
Alkermes PLC*	61,616	3,604,536
Celgene Corp*	92,742	11,539,887
Neurocrine Biosciences Inc*	115,641	5,007,255
TESARO Inc*	29,109	4,479,002
		24,630,680
Building Products – 1.5%
Allegion PLC	70,443	5,332,535
AO Smith Corp	187,700	9,602,732
		14,935,267
Capital Markets – 5.1%
FactSet Research Systems Inc†	30,202	4,980,612
LPL Financial Holdings Inc	308,488	12,287,077
MSCI Inc	128,595	12,498,148
TD Ameritrade Holding Corp	528,045	20,519,829
		50,285,666
Chemicals – 0.5%
Potash Corp of Saskatchewan Inc#	260,998	4,457,846
Commercial Services & Supplies – 2.1%
Edenred	316,881	7,487,081
Ritchie Bros Auctioneers Inc	408,584	13,442,414
		20,929,495
Communications Equipment – 0.7%
Harris Corp	62,566	6,961,719
Containers & Packaging – 1.7%
Sealed Air Corp	385,812	16,813,687
Diversified Consumer Services – 1.6%
ServiceMaster Global Holdings Inc*	363,409	15,172,326
Electrical Equipment – 3.2%
AMETEK Inc	110,692	5,986,223
Sensata Technologies Holding NV*	581,594	25,398,210
		31,384,433
Electronic Equipment, Instruments & Components – 6.6%
Amphenol Corp	108,363	7,712,195
Belden Inc	126,193	8,731,294
Flex Ltd*	938,916	15,773,789
National Instruments Corp	415,251	13,520,573
TE Connectivity Ltd†	249,241	18,580,917
		64,318,768
Equity Real Estate Investment Trusts (REITs) – 4.3%
Crown Castle International Corp	207,128	19,563,240
Lamar Advertising Co	306,204	22,885,687
		42,448,927
Health Care Equipment & Supplies – 8.7%
Boston Scientific Corp*	806,024	20,045,817
Cooper Cos Inc	42,919	8,579,079
DexCom Inc*	90,869	7,699,330
ICU Medical Inc*	33,765	5,155,916
STERIS PLC	207,155	14,388,986
Teleflex Inc	63,436	12,289,456
Varian Medical Systems Inc*	183,206	16,695,563
		84,854,147
Health Care Providers & Services – 1.2%
Henry Schein Inc*	68,386	11,623,568
Health Care Technology – 1.4%
athenahealth Inc*	124,917	14,076,897
Hotels, Restaurants & Leisure – 2.6%
Dunkin' Brands Group Inc	285,274	15,598,782

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Norwegian Cruise Line Holdings Ltd*	.202,285	$10,261,918
		25,860,700
Industrial Conglomerates – 0.7%
Roper Technologies Inc	32,548	6,720,837
Information Technology Services – 8.8%
Amdocs Ltd	284,522	17,352,997
Broadridge Financial Solutions Inc	168,668	11,460,991
Euronet Worldwide Inc*	18,824	1,609,828
Fidelity National Information Services Inc	143,720	11,442,986
Gartner Inc*	82,390	8,897,296
Global Payments Inc	121,132	9,772,930
Jack Henry & Associates Inc	121,165	11,280,461
WEX Inc*	138,445	14,329,057
		86,146,546
Insurance – 1.8%
Aon PLC	145,017	17,212,068
Internet Software & Services – 2.6%
Cimpress NV*	169,933	14,646,525
CoStar Group Inc*	51,156	10,600,546
		25,247,071
Leisure Products – 0.5%
Polaris Industries Inc#	55,531	4,653,498
Life Sciences Tools & Services – 5.0%
PerkinElmer Inc	311,257	18,071,581
Quintiles IMS Holdings Inc*	208,955	16,827,146
Waters Corp*	88,171	13,782,009
		48,680,736
Machinery – 2.4%
Middleby Corp*	44,214	6,033,000
Rexnord Corp*	539,042	12,441,089
Wabtec Corp/DE	65,260	5,090,280
		23,564,369
Media – 1.1%
Omnicom Group Inc	125,503	10,819,614
Multiline Retail – 0.5%
Dollar General Corp	75,737	5,281,141
Oil, Gas & Consumable Fuels – 0.7%
World Fuel Services Corp	178,144	6,457,720
Professional Services – 2.8%
IHS Markit Ltd*	207,185	8,691,411
Verisk Analytics Inc*,†	234,959	19,064,573
		27,755,984
Road & Rail – 1.5%
Canadian Pacific Railway Ltd	49,264	7,237,867
Old Dominion Freight Line Inc	91,975	7,870,301
		15,108,168
Semiconductor & Semiconductor Equipment – 6.7%
KLA-Tencor Corp	152,971	14,542,953
Lam Research Corp	98,968	12,703,532
Microchip Technology Inc	128,880	9,508,766
ON Semiconductor Corp*	865,251	13,402,738
Xilinx Inc	271,663	15,726,571
		65,884,560
Software – 8.4%
Atlassian Corp PLC*	349,128	10,456,384
Cadence Design Systems Inc*	362,473	11,381,652
Constellation Software Inc/Canada	36,314	17,847,032
Intuit Inc	72,594	8,420,178
Nice Ltd (ADR)	246,748	16,773,929
SS&C Technologies Holdings Inc	491,076	17,384,090
		82,263,265
Specialty Retail – 1.0%
Tractor Supply Co	48,569	3,349,804
Williams-Sonoma Inc	111,577	5,982,759
		9,332,563
Textiles, Apparel & Luxury Goods – 3.0%
Carter's Inc	75,142	6,747,752
Gildan Activewear Inc	503,751	13,621,427
Lululemon Athletica Inc*	74,313	3,854,615
Wolverine World Wide Inc	191,007	4,769,445
		28,993,239
Total Common Stocks (cost $618,496,508)		938,921,463

Shares		Value
Preferred Stocks – 0.1%
Electronic Equipment, Instruments & Components – 0.1%
Belden Inc, 6.7500% (cost $1,200,000)	.12,000	$1,164,000
Investment Companies – 4.8%
Investments Purchased with Cash Collateral from Securities Lending – 0.7%
Janus Cash Collateral Fund LLC, 0.6842%ºº,£	7,079,400	7,079,400
Money Markets – 4.1%
Janus Cash Liquidity Fund LLC, 0.7113%ºº,£	40,370,303	40,370,303
Total Investment Companies (cost $47,449,703)		47,449,703
Total Investments (total cost $667,146,211) – 100.7%		987,535,166
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(7,312,647)
Net Assets – 100%		$980,222,519

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$883,262,157	89.4%
Canada	56,606,586	5.7
Israel	16,773,929	1.7
Ireland	12,949,029	1.3
Australia	10,456,384	1.1
France	7,487,081	0.8

Total	$987,535,166	100.0%

Schedule of Foreign Currency Contracts, Open

Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
Euro	4/20/17	1,165,000	$1,243,647	$(5,735)
Barclays Capital, Inc.:
Canadian Dollar	4/27/17	556,000	418,303	(234)
Euro	4/27/17	4,145,000	4,426,285	30,025

			4,844,588	29,791
Citibank NA:
Canadian Dollar	4/27/17	2,209,000	1,661,927	1,289
Euro	4/27/17	3,886,000	4,149,709	30,871

			5,811,636	32,160
HSBC Securities (USA), Inc.:
Canadian Dollar	4/20/17	2,147,000	1,615,089	2,139
Euro	4/20/17	1,012,000	1,080,318	(4,501)

			2,695,407	(2,362)
JPMorgan Chase & Co.:
Euro	4/27/17	4,343,000	4,637,722	(31,091)
RBC Capital Markets Corp.:
Canadian Dollar	4/20/17	4,172,000	3,138,403	5,568
Euro	4/20/17	3,604,000	3,847,299	(18,547)

			6,985,702	(12,979)
Total			$26,218,702	$9,784

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

PLC	Public Limited Company

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2017, is $19,975,650.

ºº	Rate shown is the 7-day yield as of March 31, 2017.

#	Loaned security; a portion of the security is on loan at March 31, 2017.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2017. Unless otherwise indicated, all information in the table is for the period ended March 31, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/16	Purchases	Sales	at 3/31/17	Gain/(Loss)	Income	at 3/31/17

Janus Cash Collateral Fund LLC	6,464,316	20,550,437	(19,935,353)	7,079,400	$—	$18,662(1)	$7,079,400
Janus Cash Liquidity Fund LLC	30,395,468	58,533,835	(48,559,000)	40,370,303	—	52,358	40,370,303

Total					$—	$71,020	$47,449,703
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$938,921,463	$-	$-
Preferred Stocks	-	1,164,000	-
Investment Companies	-	47,449,703	-
Total Investments in Securities	$938,921,463	$48,613,703	$-
Other Financial Instruments(a):
Forward Currency Contracts	-	69,892	-
Total Assets	$938,921,463	$48,683,595	$-
Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$-	$60,108	$-

(a)

Other financial instruments include forward currency, futures, written options, written swaptions, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Aspen Enterprise Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting

Standards Codification (“ASC”) Topic 946. The Trust offers twelve portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $21,923,186 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2017 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period ended March 31, 2017, the average ending monthly currency value amounts on sold forward currency contracts is $24,403,591.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 667,053,228	$327,535,821	$ (7,053,883)	$ 320,481,938

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger may be deemed to be an “assignment” (as defined in 1940 Act) of the advisory agreement between the Portfolio and Janus Capital that is in effect as of the date of this Report. As a result, the consummation of the Merger will cause the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue to provide advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). The Post-Merger Advisory Agreement will have substantially similar terms as the corresponding investment advisory agreement that is in effect as of the date of this Report.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2017 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing other than the following:

Approval of Advisory Agreements

On April 18, 2017, shareholders of the Portfolio approved the Post-Merger Advisory Agreement with Janus Capital. The Post- Merger Advisory Agreement will take effect upon the consummation of the Merger.

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

March 31, 2017

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 5.5%
AmeriCredit Automobile Receivables 2016-1, 3.5900%, 2/8/22	$1,158,000	$1,184,014
AmeriCredit Automobile Receivables Trust 2012-4, 3.8200%, 2/10/20 (144A)	448,000	448,145
AmeriCredit Automobile Receivables Trust 2015-2, 3.0000%, 6/8/21	801,000	811,817
AmeriCredit Automobile Receivables Trust 2016-2, 3.6500%, 5/9/22	783,000	802,003
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	2,856,000	2,797,346
Banc of America Commercial Mortgage Trust 2007-3, 5.7608%, 6/10/49‡	672,320	674,700
Capital Auto Receivables Asset Trust 2013-4, 3.8300%, 7/20/22 (144A)	518,000	523,609
CKE Restaurant Holdings Inc, 4.4740%, 3/20/43 (144A)	1,662,208	1,648,493
Commercial Mortgage Trust 2007-GG11, 5.8670%, 12/10/49‡	431,000	436,101
Cosmopolitan Hotel Trust 2016-COSMO, 3.0120%, 11/15/33 (144A)‡	402,000	406,266
Cosmopolitan Hotel Trust 2016-COSMO, 4.4120%, 11/15/33 (144A)‡	524,000	532,504
Cosmopolitan Hotel Trust 2016-COSMO, 5.5620%, 11/15/33 (144A)‡	1,158,000	1,177,579
Domino's Pizza Master Issuer LLC, 5.2160%, 1/25/42 (144A)	711,441	720,713
Domino's Pizza Master Issuer LLC, 3.4840%, 10/25/45 (144A)	2,096,463	2,097,372
Fannie Mae Connecticut Avenue Securities, 5.8817%, 11/25/24‡	229,642	257,638
Fannie Mae Connecticut Avenue Securities, 4.9817%, 5/25/25‡	423,051	445,311
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20 (144A)§	1,341,403	1,244,209
GAHR Commercial Mortgage Trust 2015-NRF, 3.3822%, 12/15/34 (144A)‡	531,000	536,316
GS Mortgage Securities Corp II, 3.4357%, 12/10/27 (144A)‡	1,222,000	1,197,379
GS Mortgage Securities Corp Trust 2013-NYC5, 3.6490%, 1/10/30 (144A)‡	558,000	564,258
GSCCRE Commercial Mortgage Trust 2015-HULA, 5.3122%, 8/15/32 (144A)‡	1,076,000	1,082,041
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
3.5537%, 10/5/31 (144A)	250,000	252,891
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
4.0090%, 10/5/31 (144A)‡	383,000	384,254
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2,
5.5401%, 11/15/43 (144A)‡	598,000	607,055
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
3.6622%, 7/15/36 (144A)‡	329,000	331,054
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
5.4122%, 7/15/36 (144A)‡	1,112,000	1,124,494
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES,
3.6210%, 9/5/32 (144A)‡	733,000	711,217
LB-UBS Commercial Mortgage Trust 2006-C1, 5.2760%, 2/15/41‡	470,643	470,289
LB-UBS Commercial Mortgage Trust 2007-C2, 5.4930%, 2/15/40‡	219,543	219,655
LB-UBS Commercial Mortgage Trust 2007-C7, 6.2531%, 9/15/45‡	616,040	628,204
OSCAR US Funding Trust V, 2.7300%, 12/15/20 (144A)	420,000	414,814
OSCAR US Funding Trust V, 2.9900%, 12/15/23 (144A)	360,000	353,552
Santander Drive Auto Receivables Trust 2013-4, 4.6700%, 1/15/20 (144A)	1,293,000	1,308,366
Santander Drive Auto Receivables Trust 2013-A, 4.7100%, 1/15/21 (144A)	866,000	883,134
Santander Drive Auto Receivables Trust 2015-1, 3.2400%, 4/15/21	821,000	832,022
Santander Drive Auto Receivables Trust 2015-4, 3.5300%, 8/16/21	1,358,000	1,381,421
Starwood Retail Property Trust 2014-STAR, 4.1622%, 11/15/27 (144A)‡	1,289,000	1,234,457
Starwood Retail Property Trust 2014-STAR, 5.0622%, 11/15/27 (144A)‡	632,000	600,658
Taco Bell Funding LLC, 3.8320%, 5/25/46 (144A)	1,532,300	1,553,315
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, 5.6600%, 4/15/47‡	2,132,673	2,139,784
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 6.0531%, 2/15/51‡	1,416,950	1,421,850
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.1316%, 5/15/46‡	572,439	574,425
Wells Fargo Commercial Mortgage Trust 2014-TISH, 3.6622%, 1/15/27 (144A)‡	376,000	367,930
Wells Fargo Commercial Mortgage Trust 2014-TISH, 3.1622%, 2/15/27 (144A)‡	521,000	530,726
Wells Fargo Commercial Mortgage Trust 2014-TISH, 4.1622%, 2/15/27 (144A)‡	154,000	155,752
Wendys Funding LLC 2015-1, 3.3710%, 6/15/45 (144A)	2,551,150	2,562,998
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $40,736,936)		40,632,131
Bank Loans and Mezzanine Loans – 4.9%
Basic Industry – 0.3%
Axalta Coating Systems US Holdings Inc, 3.6468%, 2/1/23(a),‡	2,428,420	2,447,314
Communications – 1.9%
Charter Communications Operating LLC, 2.9900%, 7/1/20‡	718,535	720,130
Charter Communications Operating LLC, 2.9900%, 1/3/21‡	945,180	947,070
Charter Communications Operating LLC, 3.2322%, 1/15/24‡	1,987,920	1,996,488
Level 3 Financing Inc, 3.2272%, 2/22/24‡	4,440,000	4,445,550
Mission Broadcasting Inc, 3.9428%, 1/17/24(a),‡	155,016	156,226
Nexstar Broadcasting Inc, 3.9428%, 1/17/24(a),‡	1,641,123	1,653,941
Nielsen Finance LLC, 3.3544%, 10/4/23‡	1,857,867	1,866,487
Zayo Group LLC, 2.9761%, 1/19/21‡	142,000	142,609
Zayo Group LLC, 0%, 1/19/24(a),‡	590,000	592,047
Zayo Group LLC, 3.5000%, 1/19/24(a),‡	1,226,000	1,230,254
		13,750,802

Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Consumer Cyclical – 1.6%
Aramark Services Inc, 0%, 3/28/24(a),‡	$1,809,000	$1,818,045
Hilton Worldwide Finance LLC, 2.9815%, 10/25/23(a),‡	4,131,882	4,160,516
Hilton Worldwide Finance LLC, 3.5000%, 10/25/23(a),‡	95,814	96,478
KFC Holding Co, 2.9761%, 6/16/23‡	3,907,774	3,924,890
Landry's Inc, 4.0389%, 10/4/23‡	1,960,000	1,974,347
		11,974,276
Consumer Non-Cyclical – 0.7%
HCA Inc, 3.2322%, 2/15/24‡	2,194,500	2,212,144
JBS USA LUX SA, 3.2889%, 10/30/22(a),‡	1,832,000	1,837,734
Quintiles IMS Inc, 3.1468%, 3/7/24‡	775,582	781,593
		4,831,471
Finance Companies – 0.1%
Avolon TLB Borrower 1 US LLC, 3.7283%, 3/21/22(a),‡	1,042,000	1,055,463
Technology – 0.3%
CommScope Inc, 3.4822%, 12/29/22‡	2,313,474	2,328,651
Total Bank Loans and Mezzanine Loans (cost $36,355,667)		36,387,977
Corporate Bonds – 45.1%
Asset-Backed Securities – 0.3%
American Tower Trust #1, 1.5510%, 3/15/18 (144A)	1,989,000	1,984,217
Banking – 6.3%
Ally Financial Inc, 3.2500%, 11/5/18	906,000	912,233
Ally Financial Inc, 8.0000%, 12/31/18	348,000	375,840
Bank of America Corp, 5.7000%, 5/2/17	174,000	174,572
Bank of America Corp, 2.5030%, 10/21/22	3,587,000	3,493,663
Bank of America Corp, 4.1830%, 11/25/27	3,260,000	3,271,641
Citigroup Inc, 2.4846%, 9/1/23‡	2,018,000	2,075,109
Citigroup Inc, 3.8870%, 1/10/28‡	1,564,000	1,570,800
Citizens Financial Group Inc, 3.7500%, 7/1/24	560,000	547,896
Citizens Financial Group Inc, 4.3500%, 8/1/25	389,000	398,166
Citizens Financial Group Inc, 4.3000%, 12/3/25	2,095,000	2,159,048
Credit Suisse AG/New York NY, 1.3750%, 5/26/17	355,000	355,056
Discover Financial Services, 3.9500%, 11/6/24	1,542,000	1,544,227
Discover Financial Services, 3.7500%, 3/4/25	978,000	959,345
First Republic Bank/CA, 4.6250%, 2/13/47	715,000	711,775
Goldman Sachs Capital I, 6.3450%, 2/15/34	2,375,000	2,846,958
Goldman Sachs Group Inc, 3.0000%, 4/26/22	2,118,000	2,120,129
Goldman Sachs Group Inc, 3.7500%, 2/25/26	1,027,000	1,033,487
Intesa Sanpaolo SpA, 5.0170%, 6/26/24 (144A)	981,000	922,783
JPMorgan Chase & Co, 2.2950%, 8/15/21	2,359,000	2,334,264
JPMorgan Chase & Co, 3.3750%, 5/1/23	2,956,000	2,960,434
JPMorgan Chase & Co, 3.8750%, 9/10/24	727,000	736,810
Morgan Stanley, 5.5500%, 4/27/17	623,000	624,659
Morgan Stanley, 2.6250%, 11/17/21	2,132,000	2,115,115
Morgan Stanley, 3.9500%, 4/23/27	1,173,000	1,161,449
Santander UK PLC, 5.0000%, 11/7/23 (144A)	2,209,000	2,301,690
SVB Financial Group, 5.3750%, 9/15/20	1,394,000	1,508,491
Synchrony Financial, 3.0000%, 8/15/19	900,000	913,955
Synchrony Financial, 4.5000%, 7/23/25	1,682,000	1,725,979
UBS AG, 4.7500%, 5/22/23‡	1,183,000	1,209,617
US Bancorp, 2.3750%, 7/22/26	1,755,000	1,641,065
Wells Fargo & Co, 2.1000%, 5/8/17	110,000	110,080
Wells Fargo & Co, 3.0000%, 4/22/26	617,000	590,819
Wells Fargo & Co, 5.8750%µ	1,050,000	1,131,839
		46,538,994
Basic Industry – 1.4%
ArcelorMittal, 7.0000%, 2/25/22‡	132,000	150,134
Ashland LLC, 3.8750%, 4/15/18	753,000	764,295
CF Industries Inc, 6.8750%, 5/1/18	229,000	238,733
CF Industries Inc, 4.5000%, 12/1/26 (144A)	1,869,000	1,898,343
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	2,683,000	2,726,569
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	1,088,000	1,111,124
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	1,427,000	1,488,983
Steel Dynamics Inc, 5.0000%, 12/15/26 (144A)	174,000	176,175
Teck Resources Ltd, 8.5000%, 6/1/24 (144A)	1,341,000	1,547,179
		10,101,535
Brokerage – 3.4%
Carlyle Holdings Finance LLC, 3.8750%, 2/1/23 (144A)	881,000	894,818
CBOE Holdings Inc, 3.6500%, 1/12/27	1,426,000	1,433,475
Charles Schwab Corp, 3.0000%, 3/10/25	973,000	961,787
Charles Schwab Corp, 4.6250%µ	1,427,000	1,405,595
Charles Schwab Corp, 7.0000%µ	1,392,000	1,583,400
E*TRADE Financial Corp, 5.3750%, 11/15/22	1,776,000	1,860,346
E*TRADE Financial Corp, 4.6250%, 9/15/23	2,399,000	2,457,775

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Brokerage – (continued)
Intercontinental Exchange Inc, 3.7500%, 12/1/25	$1,190,000	$1,228,974
Lazard Group LLC, 4.2500%, 11/14/20	1,677,000	1,763,550
Neuberger Berman Group LLC / Neuberger Berman Finance Corp,
5.8750%, 3/15/22 (144A)	1,922,000	1,978,468
Neuberger Berman Group LLC / Neuberger Berman Finance Corp,
4.8750%, 4/15/45 (144A)	1,985,000	1,775,060
Raymond James Financial Inc, 5.6250%, 4/1/24	3,945,000	4,437,174
Raymond James Financial Inc, 3.6250%, 9/15/26	448,000	441,003
Scottrade Financial Services Inc, 6.1250%, 7/11/21 (144A)	613,000	694,311
TD Ameritrade Holding Corp, 2.9500%, 4/1/22	972,000	983,887
TD Ameritrade Holding Corp, 3.6250%, 4/1/25	1,039,000	1,065,292
		24,964,915
Capital Goods – 2.1%
Arconic Inc, 5.1250%, 10/1/24	2,047,000	2,114,551
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.2500%, 9/15/22 (144A)	261,000	263,532
Ball Corp, 4.3750%, 12/15/20	931,000	975,223
CNH Industrial Capital LLC, 3.6250%, 4/15/18	1,016,000	1,027,430
General Electric Co, 5.0000%µ	1,824,000	1,922,040
Martin Marietta Materials Inc, 4.2500%, 7/2/24	790,000	815,694
Masco Corp, 3.5000%, 4/1/21	954,000	970,800
Masco Corp, 4.3750%, 4/1/26	161,000	167,313
Owens Corning, 4.2000%, 12/1/24	840,000	865,350
Owens Corning, 3.4000%, 8/15/26	427,000	413,468
Rockwell Collins Inc, 3.2000%, 3/15/24	803,000	801,253
Rockwell Collins Inc, 3.5000%, 3/15/27	1,372,000	1,372,429
Vulcan Materials Co, 7.0000%, 6/15/18	1,096,000	1,160,055
Vulcan Materials Co, 7.5000%, 6/15/21	591,000	691,790
Vulcan Materials Co, 4.5000%, 4/1/25	1,671,000	1,757,195
		15,318,123
Communications – 4.6%
American Tower Corp, 3.3000%, 2/15/21	1,471,000	1,491,516
American Tower Corp, 3.4500%, 9/15/21	154,000	156,761
American Tower Corp, 3.5000%, 1/31/23	273,000	274,578
American Tower Corp, 4.4000%, 2/15/26	966,000	999,206
American Tower Corp, 3.3750%, 10/15/26	1,833,000	1,747,465
AT&T Inc, 3.4000%, 5/15/25	270,000	261,257
AT&T Inc, 4.2500%, 3/1/27	1,372,000	1,391,963
AT&T Inc, 5.4500%, 3/1/47	1,403,000	1,428,491
BellSouth LLC, 4.4000%, 4/26/17 (144A)	7,457,000	7,472,511
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	1,353,000	1,390,207
Charter Communications Operating LLC / Charter Communications Operating
Capital, 4.9080%, 7/23/25	1,752,000	1,849,986
Comcast Corp, 2.3500%, 1/15/27	927,000	848,997
Cox Communications Inc, 3.3500%, 9/15/26 (144A)	1,978,000	1,913,468
Crown Castle International Corp, 4.8750%, 4/15/22	2,049,000	2,203,851
Crown Castle International Corp, 5.2500%, 1/15/23	1,215,000	1,325,686
Crown Castle International Corp, 4.0000%, 3/1/27	828,000	834,876
SBA Tower Trust, 2.9330%, 12/11/17 (144A)	994,000	994,504
Time Warner Cable LLC, 5.8500%, 5/1/17	1,346,000	1,350,135
UBM PLC, 5.7500%, 11/3/20 (144A)	1,575,000	1,654,996
Verizon Communications Inc, 2.9460%, 3/15/22 (144A)	612,000	609,322
Verizon Communications Inc, 2.6250%, 8/15/26	3,704,000	3,381,911
Verizon Communications Inc, 4.1250%, 8/15/46	776,000	669,385
		34,251,072
Consumer Cyclical – 3.8%
1011778 BC ULC / New Red Finance Inc, 4.6250%, 1/15/22 (144A)	1,899,000	1,944,101
Brinker International Inc, 3.8750%, 5/15/23	438,000	414,458
CVS Health Corp, 2.8000%, 7/20/20	2,179,000	2,215,239
CVS Health Corp, 4.7500%, 12/1/22	740,000	803,283
CVS Health Corp, 5.0000%, 12/1/24	994,000	1,087,512
DR Horton Inc, 4.7500%, 5/15/17	582,000	583,930
DR Horton Inc, 3.7500%, 3/1/19	1,024,000	1,049,346
DR Horton Inc, 4.0000%, 2/15/20	245,000	254,875
Ford Motor Co, 4.3460%, 12/8/26	1,860,000	1,893,752
Ford Motor Credit Co LLC, 3.0000%, 6/12/17	308,000	308,872
General Motors Co, 4.8750%, 10/2/23	2,644,000	2,820,521
General Motors Financial Co Inc, 3.1000%, 1/15/19	164,000	166,634
General Motors Financial Co Inc, 3.7000%, 5/9/23	629,000	633,732
Hanesbrands Inc, 4.6250%, 5/15/24 (144A)	2,282,000	2,250,622
IHO Verwaltungs GmbH, 4.1250%, 9/15/21 (144A)	388,000	389,940
IHO Verwaltungs GmbH, 4.5000%, 9/15/23 (144A)	250,000	247,188
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	916,000	959,510
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	724,000	745,720

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
MDC Holdings Inc, 5.5000%, 1/15/24	$1,141,000	$1,175,230
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc,
5.6250%, 5/1/24	831,000	876,705
Priceline Group Inc, 3.6000%, 6/1/26	2,703,000	2,675,708
Schaeffler Finance BV, 4.2500%, 5/15/21 (144A)	489,000	495,724
Toll Brothers Finance Corp, 4.0000%, 12/31/18	501,000	513,525
Toll Brothers Finance Corp, 5.8750%, 2/15/22	407,000	441,595
Toll Brothers Finance Corp, 4.3750%, 4/15/23	279,000	282,315
Walgreens Boots Alliance Inc, 2.6000%, 6/1/21	473,000	473,513
Walgreens Boots Alliance Inc, 3.1000%, 6/1/23	300,000	299,544
Walgreens Boots Alliance Inc, 3.4500%, 6/1/26	1,222,000	1,191,236
Walgreens Boots Alliance Inc, 4.6500%, 6/1/46	210,000	208,865
ZF North America Capital Inc, 4.5000%, 4/29/22 (144A)	516,000	537,285
		27,940,480
Consumer Non-Cyclical – 6.8%
Actavis Funding SCS, 3.0000%, 3/12/20	2,305,000	2,342,853
Anheuser-Busch InBev Finance Inc, 2.6500%, 2/1/21	515,000	518,826
Anheuser-Busch InBev Finance Inc, 3.3000%, 2/1/23	2,941,000	2,992,909
Anheuser-Busch InBev Finance Inc, 3.6500%, 2/1/26	3,660,000	3,700,626
Anheuser-Busch InBev Finance Inc, 4.9000%, 2/1/46	1,746,000	1,885,224
Becton Dickinson and Co, 1.8000%, 12/15/17	1,158,000	1,158,872
Constellation Brands Inc, 4.7500%, 12/1/25	211,000	227,264
Constellation Brands Inc, 3.7000%, 12/6/26	1,315,000	1,313,523
Constellation Brands, Inc., 4.2500%, 5/1/23	1,891,000	1,992,800
Danone SA, 2.0770%, 11/2/21 (144A)	2,123,000	2,065,804
Danone SA, 2.5890%, 11/2/23 (144A)	989,000	956,887
Express Scripts Holding Co, 3.5000%, 6/15/24	715,000	704,166
Express Scripts Holding Co, 4.5000%, 2/25/26	1,324,000	1,357,971
Express Scripts Holding Co, 3.4000%, 3/1/27	480,000	452,035
HCA Inc, 3.7500%, 3/15/19	735,000	751,538
HCA Inc, 5.8750%, 5/1/23	476,000	514,080
HCA Inc, 5.0000%, 3/15/24	422,000	442,573
HCA Inc, 5.3750%, 2/1/25	845,000	878,800
HCA Inc, 5.8750%, 2/15/26	1,057,000	1,116,076
Kraft Heinz Foods Co, 2.8000%, 7/2/20	1,128,000	1,143,080
Kraft Heinz Foods Co, 3.5000%, 7/15/22	967,000	987,927
Kraft Heinz Foods Co, 3.0000%, 6/1/26	691,000	649,293
Life Technologies Corp, 6.0000%, 3/1/20	1,233,000	1,350,673
Molson Coors Brewing Co, 3.0000%, 7/15/26	2,566,000	2,439,835
Molson Coors Brewing Co, 4.2000%, 7/15/46	616,000	576,656
Newell Brands Inc, 3.1500%, 4/1/21	503,000	514,559
Newell Brands Inc, 3.8500%, 4/1/23	431,000	446,107
Newell Brands Inc, 5.0000%, 11/15/23	856,000	917,308
Newell Brands Inc, 4.2000%, 4/1/26	2,057,000	2,140,599
Shire Acquisitions Investments Ireland DAC, 2.4000%, 9/23/21	1,241,000	1,215,295
Shire Acquisitions Investments Ireland DAC, 2.8750%, 9/23/23	1,707,000	1,655,985
Shire Acquisitions Investments Ireland DAC, 3.2000%, 9/23/26	1,258,000	1,201,216
Sysco Corp, 2.5000%, 7/15/21	386,000	384,673
Sysco Corp, 3.3000%, 7/15/26	959,000	939,254
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	2,055,000	1,893,506
Universal Health Services Inc, 4.7500%, 8/1/22 (144A)	1,660,000	1,705,650
Universal Health Services Inc, 5.0000%, 6/1/26 (144A)	1,334,000	1,370,685
Wm Wrigley Jr Co, 2.4000%, 10/21/18 (144A)	2,080,000	2,096,754
Wm Wrigley Jr Co, 3.3750%, 10/21/20 (144A)	1,260,000	1,302,698
		50,304,580
Electric – 1.2%
Dominion Resources Inc/VA, 2.0000%, 8/15/21	222,000	215,365
Dominion Resources Inc/VA, 2.8500%, 8/15/26	312,000	291,303
Duke Energy Corp, 1.8000%, 9/1/21	600,000	579,502
Duke Energy Corp, 2.6500%, 9/1/26	937,000	869,480
IPALCO Enterprises Inc, 5.0000%, 5/1/18	696,000	715,140
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	1,370,000	1,480,533
Southern Co, 2.3500%, 7/1/21	2,057,000	2,019,513
Southern Co, 2.9500%, 7/1/23	1,259,000	1,225,338
Southern Co, 3.2500%, 7/1/26	1,689,000	1,611,117
		9,007,291
Energy – 4.9%
Anadarko Petroleum Corp, 4.8500%, 3/15/21	253,000	270,623
Antero Resources Corp, 5.3750%, 11/1/21	2,128,000	2,185,648
Canadian Natural Resources Ltd, 5.7000%, 5/15/17	344,000	345,587
Canadian Natural Resources Ltd, 5.9000%, 2/1/18	612,000	632,037
Cenovus Energy Inc, 5.7000%, 10/15/19	38,000	41,012
Cimarex Energy Co, 5.8750%, 5/1/22	1,150,000	1,185,390
Cimarex Energy Co, 4.3750%, 6/1/24	430,000	446,638

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
ConocoPhillips Co, 4.2000%, 3/15/21	$1,182,000	$1,260,245
ConocoPhillips Co, 4.9500%, 3/15/26	1,555,000	1,725,767
Diamond Offshore Drilling Inc, 5.8750%, 5/1/19	301,000	314,545
Enbridge Energy Partners LP, 5.8750%, 10/15/25	919,000	1,027,121
Energy Transfer Equity LP, 5.8750%, 1/15/24	990,000	1,051,875
Energy Transfer Equity LP, 5.5000%, 6/1/27	734,000	767,030
Energy Transfer Partners LP, 4.1500%, 10/1/20	761,000	790,127
Energy Transfer Partners LP, 4.7500%, 1/15/26	420,000	432,177
Helmerich & Payne International Drilling Co, 4.6500%, 3/15/25	2,841,000	2,953,302
Hess Corp, 4.3000%, 4/1/27	782,000	769,957
Hiland Partners Holdings LLC / Hiland Partners Finance Corp,
5.5000%, 5/15/22 (144A)	865,000	902,424
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	710,000	761,031
Kinder Morgan Energy Partners LP, 3.9500%, 9/1/22	820,000	837,644
Kinder Morgan Energy Partners LP, 5.0000%, 8/15/42	1,645,000	1,552,018
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	82,000	91,529
Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)	655,000	706,110
MPLX LP, 4.5000%, 7/15/23	383,000	398,275
Oceaneering International Inc, 4.6500%, 11/15/24	1,807,000	1,807,248
Phillips 66 Partners LP, 3.6050%, 2/15/25	935,000	910,431
Regency Energy Partners LP / Regency Energy Finance Corp, 5.8750%, 3/1/22	1,106,000	1,216,036
Sabine Pass Liquefaction LLC, 5.0000%, 3/15/27 (144A)	1,828,000	1,909,079
SM Energy Co, 6.5000%, 11/15/21	846,000	867,150
SM Energy Co, 6.5000%, 1/1/23	318,000	322,770
Spectra Energy Partners LP, 4.7500%, 3/15/24	930,000	984,644
Tesoro Logistics LP / Tesoro Logistics Finance Corp, 5.2500%, 1/15/25	532,000	555,275
Western Gas Partners LP, 5.3750%, 6/1/21	2,274,000	2,443,561
Western Gas Partners LP, 4.0000%, 7/1/22	706,000	724,934
Williams Cos Inc, 3.7000%, 1/15/23	497,000	488,303
Williams Partners LP / ACMP Finance Corp, 4.8750%, 5/15/23	1,482,000	1,526,579
Williams Partners LP / ACMP Finance Corp, 4.8750%, 3/15/24	771,000	792,964
		35,997,086
Finance Companies – 1.1%
CIT Group Inc, 4.2500%, 8/15/17	3,822,000	3,855,442
CIT Group Inc, 5.0000%, 5/15/18 (144A)	747,000	752,042
CIT Group Inc, 5.5000%, 2/15/19 (144A)	1,036,000	1,089,095
Park Aerospace Holdings Ltd, 5.2500%, 8/15/22 (144A)	582,000	605,280
Park Aerospace Holdings Ltd, 5.5000%, 2/15/24 (144A)	1,570,000	1,632,800
		7,934,659
Financial Institutions – 1.2%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	2,136,000	2,227,387
Kennedy-Wilson Inc, 5.8750%, 4/1/24	2,934,000	3,007,350
LeasePlan Corp NV, 2.5000%, 5/16/18 (144A)	3,671,000	3,679,954
		8,914,691
Industrial – 0.1%
Cintas Corp No 2, 4.3000%, 6/1/21	576,000	613,321
Insurance – 1.1%
Aetna Inc, 2.8000%, 6/15/23	783,000	776,455
Berkshire Hathaway Inc, 3.1250%, 3/15/26	290,000	289,692
Centene Corp, 4.7500%, 5/15/22	113,000	116,108
Centene Corp, 6.1250%, 2/15/24	277,000	297,429
Centene Corp, 4.7500%, 1/15/25	332,000	333,869
Cigna Corp, 3.2500%, 4/15/25	3,449,000	3,408,885
CNO Financial Group Inc, 4.5000%, 5/30/20	302,000	311,815
WellCare Health Plans Inc, 5.2500%, 4/1/25	2,644,000	2,726,625
		8,260,878
Real Estate Investment Trusts (REITs) – 1.5%
Alexandria Real Estate Equities Inc, 2.7500%, 1/15/20	428,000	429,280
Alexandria Real Estate Equities Inc, 4.6000%, 4/1/22	2,175,000	2,310,596
Alexandria Real Estate Equities Inc, 4.5000%, 7/30/29	980,000	1,010,954
Goodman Funding Pty Ltd, 6.3750%, 4/15/21 (144A)	1,987,000	2,229,724
Post Apartment Homes LP, 4.7500%, 10/15/17	959,000	967,037
Senior Housing Properties Trust, 6.7500%, 4/15/20	444,000	481,708
Senior Housing Properties Trust, 6.7500%, 12/15/21	520,000	578,423
SL Green Realty Corp, 5.0000%, 8/15/18	959,000	991,407
SL Green Realty Corp, 7.7500%, 3/15/20	1,707,000	1,916,700
		10,915,829
Technology – 4.9%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.6250%, 1/15/24 (144A)	1,307,000	1,316,349
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.8750%, 1/15/27 (144A)	3,018,000	3,037,025
Cadence Design Systems Inc, 4.3750%, 10/15/24	2,843,000	2,851,321
Fidelity National Information Services Inc, 3.6250%, 10/15/20	887,000	921,622
Fidelity National Information Services Inc, 4.5000%, 10/15/22	1,189,000	1,268,675

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
Fidelity National Information Services Inc, 3.0000%, 8/15/26	$1,580,000	$1,488,501
NXP BV / NXP Funding LLC, 4.1250%, 6/15/20 (144A)	599,000	622,211
NXP BV / NXP Funding LLC, 4.1250%, 6/1/21 (144A)	445,000	461,688
NXP BV / NXP Funding LLC, 3.8750%, 9/1/22 (144A)	1,750,000	1,789,375
NXP BV / NXP Funding LLC, 4.6250%, 6/1/23 (144A)	1,044,000	1,105,335
Seagate HDD Cayman, 4.7500%, 1/1/25	1,877,000	1,838,287
Seagate HDD Cayman, 4.8750%, 6/1/27	490,000	458,685
Seagate HDD Cayman, 5.7500%, 12/1/34	425,000	384,625
Total System Services Inc, 3.8000%, 4/1/21	939,000	970,980
Total System Services Inc, 4.8000%, 4/1/26	3,298,000	3,549,726
Trimble Inc, 4.7500%, 12/1/24	3,329,000	3,445,056
TSMC Global Ltd, 1.6250%, 4/3/18 (144A)	4,677,000	4,664,932
Verisk Analytics Inc, 4.8750%, 1/15/19	879,000	918,183
Verisk Analytics Inc, 5.8000%, 5/1/21	2,511,000	2,781,199
Verisk Analytics Inc, 4.1250%, 9/12/22	1,094,000	1,140,182
Verisk Analytics Inc, 5.5000%, 6/15/45	1,155,000	1,253,957
		36,267,914
Transportation – 0.4%
Penske Truck Leasing Co Lp / PTL Finance Corp, 3.3750%, 3/15/18 (144A)	1,141,000	1,158,683
Penske Truck Leasing Co Lp / PTL Finance Corp, 2.5000%, 6/15/19 (144A)	767,000	771,280
Penske Truck Leasing Co Lp / PTL Finance Corp, 4.8750%, 7/11/22 (144A)	122,000	131,685
Penske Truck Leasing Co Lp / PTL Finance Corp, 4.2500%, 1/17/23 (144A)	892,000	929,179
		2,990,827
Total Corporate Bonds (cost $328,339,631)		332,306,412
Mortgage-Backed Securities – 24.8%
Fannie Mae Pool:
4.0000%, 9/1/29	664,303	703,763
3.5000%, 5/1/33	461,838	478,553
4.0000%, 4/1/34	723,265	765,611
6.0000%, 10/1/35	463,016	525,597
6.0000%, 12/1/35	364,291	414,144
6.0000%, 2/1/37	188,710	219,281
6.0000%, 9/1/37	324,275	342,317
6.0000%, 10/1/38	392,388	443,565
7.0000%, 2/1/39	162,808	191,923
5.5000%, 12/1/39	708,078	790,612
5.5000%, 3/1/40	563,138	637,678
5.5000%, 4/1/40	1,167,077	1,300,338
5.0000%, 10/1/40	179,163	199,474
5.5000%, 2/1/41	327,340	370,662
5.0000%, 5/1/41	266,338	291,461
5.5000%, 5/1/41	391,209	436,139
5.5000%, 6/1/41	852,327	963,519
5.5000%, 6/1/41	338,207	376,800
5.5000%, 7/1/41	1,337,828	1,489,224
4.5000%, 8/1/41	650,488	700,371
5.0000%, 10/1/41	294,734	322,498
5.5000%, 12/1/41	706,317	788,940
4.0000%, 2/1/42	2,296,746	2,434,222
5.5000%, 2/1/42	3,392,308	3,777,357
4.0000%, 6/1/42	1,004,529	1,062,758
4.0000%, 7/1/42	590,174	624,210
4.0000%, 8/1/42	425,982	450,671
4.0000%, 9/1/42	529,510	559,895
4.0000%, 9/1/42	510,569	540,298
4.0000%, 11/1/42	666,576	705,242
4.5000%, 11/1/42	420,542	454,957
4.0000%, 12/1/42	249,046	263,676
3.5000%, 1/1/43	1,232,357	1,264,506
3.5000%, 2/1/43	2,671,544	2,741,876
3.5000%, 2/1/43	467,849	480,151
4.5000%, 2/1/43	2,481,604	2,672,137
3.5000%, 3/1/43	1,411,398	1,448,647
4.5000%, 3/1/43	974,959	1,066,957
4.0000%, 5/1/43	1,383,858	1,463,966
4.0000%, 7/1/43	1,888,916	1,998,597
4.0000%, 8/1/43	1,702,112	1,800,958
4.0000%, 9/1/43	499,457	528,537
5.5000%, 10/1/43	736,316	834,119
3.5000%, 1/1/44	1,976,766	2,041,237
3.5000%, 1/1/44	771,138	796,248
4.0000%, 2/1/44	1,039,827	1,099,856
3.5000%, 4/1/44	911,456	939,263

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 5/1/44	$4,732,703	$5,152,738
5.5000%, 5/1/44	728,164	811,240
4.0000%, 6/1/44	1,605,494	1,698,790
4.0000%, 7/1/44	2,833,423	3,011,616
5.0000%, 7/1/44	1,129,664	1,262,476
4.0000%, 8/1/44	1,590,331	1,690,275
4.0000%, 8/1/44	600,453	638,248
4.5000%, 8/1/44	2,121,388	2,308,994
4.5000%, 10/1/44	1,611,800	1,753,385
4.5000%, 10/1/44	876,390	950,821
3.5000%, 2/1/45	2,353,632	2,415,562
4.5000%, 3/1/45	1,512,877	1,641,510
4.0000%, 5/1/45	1,245,466	1,323,841
4.5000%, 5/1/45	1,439,177	1,565,171
4.5000%, 5/1/45	882,214	962,946
4.5000%, 6/1/45	765,417	833,666
4.5000%, 9/1/45	3,554,338	3,857,499
4.0000%, 10/1/45	2,335,981	2,472,236
4.5000%, 10/1/45	3,052,798	3,320,091
4.5000%, 10/1/45	1,569,037	1,715,071
3.5000%, 12/1/45	789,414	813,165
4.0000%, 12/1/45	1,083,853	1,151,850
3.5000%, 1/1/46	2,267,394	2,335,838
3.5000%, 1/1/46	1,943,817	2,002,554
4.0000%, 1/1/46	522,877	554,336
4.0000%, 1/1/46	472,191	500,626
4.5000%, 2/1/46	2,738,735	2,978,769
4.5000%, 2/1/46	1,012,232	1,100,173
4.0000%, 4/1/46	1,447,958	1,534,608
4.5000%, 4/1/46	1,361,941	1,490,600
4.0000%, 5/1/46	1,719,518	1,823,410
4.0000%, 6/1/46	537,821	570,337
4.5000%, 6/1/46	2,799,304	3,038,572
3.5000%, 7/1/46	1,455,852	1,499,882
3.5000%, 7/1/46	1,454,696	1,494,837
4.0000%, 7/1/46	589,145	624,763
4.5000%, 7/1/46	3,910,302	4,250,023
4.5000%, 7/1/46	1,113,025	1,212,381
4.5000%, 7/1/46	944,263	1,020,495
4.5000%, 9/1/46	253,522	276,337
4.0000%, 10/1/46	395,762	418,536
4.0000%, 11/1/46	437,344	465,018
4.5000%, 11/1/46	1,778,887	1,939,035
4.5000%, 11/1/46	350,321	379,697
4.0000%, 1/1/47	573,291	611,300
4.5000%, 2/1/47	1,428,842	1,546,185
3.5000%, 5/1/56	604,982	616,701
		120,439,015
Freddie Mac Gold Pool:
3.5000%, 7/1/29	575,418	600,482
3.5000%, 9/1/29	519,346	542,003
8.0000%, 4/1/32	208,965	258,423
5.5000%, 10/1/36	326,310	370,176
5.5000%, 4/1/40	634,631	711,128
6.0000%, 4/1/40	316,656	368,505
5.5000%, 5/1/41	515,835	572,374
5.5000%, 8/1/41	988,070	1,134,556
5.5000%, 8/1/41	934,870	1,061,405
5.0000%, 3/1/42	808,575	896,653
3.5000%, 2/1/44	1,003,525	1,029,272
4.5000%, 5/1/44	785,177	851,227
5.0000%, 7/1/44	288,959	319,411
4.0000%, 8/1/44	257,238	272,591
4.5000%, 9/1/44	3,114,209	3,394,842
4.5000%, 6/1/45	1,561,101	1,702,280
4.0000%, 2/1/46	616,215	653,575
4.5000%, 2/1/46	1,496,754	1,632,390
4.5000%, 2/1/46	971,815	1,057,375
4.5000%, 5/1/46	799,520	871,975
4.5000%, 6/1/46	954,050	1,038,067
3.5000%, 7/1/46	2,915,470	3,002,733
4.0000%, 7/1/46	1,557,181	1,643,423
		23,984,866

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Ginnie Mae I Pool:
5.1000%, 1/15/32	$717,858	$819,098
7.5000%, 8/15/33	679,233	794,319
4.9000%, 10/15/34	823,738	937,107
5.5000%, 9/15/35	194,397	223,267
5.5000%, 6/15/39	1,179,959	1,339,288
5.5000%, 8/15/39	768,302	891,168
5.5000%, 8/15/39	515,079	597,828
5.0000%, 9/15/39	840,936	925,164
5.0000%, 9/15/39	376,656	415,375
5.0000%, 10/15/39	259,551	286,817
5.0000%, 11/15/39	469,265	515,871
5.0000%, 1/15/40	147,236	161,880
5.0000%, 5/15/40	610,191	675,537
5.0000%, 5/15/40	168,035	186,907
5.0000%, 5/15/40	58,143	64,809
5.0000%, 7/15/40	482,922	531,033
5.0000%, 7/15/40	151,879	167,023
4.5000%, 9/15/40	537,695	581,147
5.0000%, 2/15/41	476,360	525,457
5.0000%, 4/15/41	171,116	188,212
4.5000%, 5/15/41	1,076,346	1,200,693
4.5000%, 5/15/41	558,822	604,462
5.0000%, 5/15/41	175,490	195,283
4.5000%, 7/15/41	502,835	564,262
4.5000%, 7/15/41	155,735	169,472
4.5000%, 8/15/41	1,294,047	1,412,442
5.0000%, 9/15/41	284,258	318,370
5.0000%, 11/15/43	1,096,493	1,232,646
4.5000%, 5/15/44	646,957	701,183
5.0000%, 6/15/44	894,543	999,350
5.0000%, 6/15/44	529,879	590,777
5.0000%, 7/15/44	404,463	450,804
4.0000%, 1/15/45	2,864,113	3,044,037
4.0000%, 4/15/45	678,896	733,107
4.0000%, 7/15/46	2,267,090	2,442,948
4.5000%, 8/15/46	3,218,733	3,483,522
		28,970,665
Ginnie Mae II Pool:
6.0000%, 11/20/34	269,837	311,618
6.0000%, 1/20/39	121,561	137,776
7.0000%, 5/20/39	57,724	68,468
5.0000%, 6/20/41	650,389	705,678
6.0000%, 12/20/41	214,967	245,173
5.5000%, 1/20/42	350,665	386,721
6.0000%, 1/20/42	132,754	151,922
6.0000%, 2/20/42	195,043	224,013
6.0000%, 3/20/42	126,606	144,893
6.0000%, 4/20/42	514,214	589,893
3.5000%, 5/20/42	404,537	421,271
5.5000%, 5/20/42	408,850	452,688
6.0000%, 5/20/42	345,542	389,756
5.5000%, 7/20/42	620,669	685,762
6.0000%, 7/20/42	134,303	150,526
6.0000%, 8/20/42	143,429	165,104
6.0000%, 9/20/42	153,545	174,111
6.0000%, 11/20/42	129,328	148,016
6.0000%, 2/20/43	177,396	202,922
4.0000%, 3/20/43	502,444	538,960
5.0000%, 12/20/44	921,471	1,034,260
5.0000%, 9/20/45	352,842	397,105
4.0000%, 10/20/45	1,370,239	1,469,293
		9,195,929
Total Mortgage-Backed Securities (cost $184,665,403)		182,590,475
United States Treasury Notes/Bonds – 17.2%
1.1250%, 2/28/19	10,000,000	9,976,560
1.6250%, 3/15/20	798,000	800,775
1.1250%, 2/28/21	13,186,000	12,864,077
1.2500%, 3/31/21	12,716,000	12,451,749
2.2500%, 4/30/21	3,603,000	3,666,193
1.8750%, 2/28/22	2,209,000	2,203,994
2.1250%, 2/29/24	7,967,000	7,922,186
2.0000%, 11/15/26	25,318,000	24,451,643
2.2500%, 2/15/27	11,697,000	11,546,214

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds – (continued)
3.6250%, 2/15/44	$5,326,000	$5,932,871
3.1250%, 8/15/44	4,459,000	4,544,350
3.0000%, 11/15/44	2,422,000	2,410,268
2.2500%, 8/15/46	2,243,000	1,897,614
2.8750%, 11/15/46	26,720,000	25,934,856
Total United States Treasury Notes/Bonds (cost $125,971,046)		126,603,350
Preferred Stocks – 1.0%
Banks – 0.4%
Citigroup Capital XIII, 7.4090%	.109,000	2,904,850
Capital Markets – 0.3%
Morgan Stanley, 6.8750%	36,000	1,015,200
Morgan Stanley, 7.1250%	45,000	1,310,850
		2,326,050
Consumer Finance – 0.3%
Discover Financial Services, 6.5000%	80,000	2,076,000
Industrial Conglomerates – 0%
General Electric Co, 4.7000%	7,000	179,690
Total Preferred Stocks (cost $7,110,142)		7,486,590
Investment Companies – 1.3%
Money Markets – 1.3%
Janus Cash Liquidity Fund LLC, 0.7113%ºº,£ (cost $9,916,869)	9,916,869	9,916,869
Total Investments (total cost $733,095,694) – 99.8%		735,923,804
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		1,311,383
Net Assets – 100%		$737,235,187

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$687,707,132	93.5%
Belgium	9,097,585	1.2
Netherlands	7,658,563	1.1
United Kingdom	5,437,219	0.7
Taiwan	4,664,932	0.6
Canada	4,509,916	0.6
Ireland	3,557,075	0.5
France	3,022,691	0.4
Australia	2,229,724	0.3
Israel	1,893,506	0.3
Brazil	1,837,734	0.3
Germany	1,670,137	0.2
Switzerland	1,564,673	0.2
Italy	922,783	0.1
Luxembourg	150,134	0.0

Total	$735,923,804	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2017 is $107,315,318, which represents 14.6% of net assets.

(a)

All or a portion of this position has not settled, or is not funded. Upon settlement or funding date, interest rates for unsettled or unfunded amounts will be determined. Interest and dividends will not be accrued until time of settlement or funding.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of March 31, 2017.

ºº	Rate shown is the 7-day yield as of March 31, 2017.

µ

This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2017. Unless otherwise indicated, all information in the table is for the period ended March 31, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/16	Purchases	Sales	at 3/31/17	Gain/(Loss)	Income	at 3/31/17

Janus Cash Liquidity Fund LLC	8,443,000	110,789,869	(109,316,000)	9,916,869	$—	$18,639	$9,916,869

§				Schedule of Restricted and Illiquid Securities (as of March 31, 2017)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	$1,247,761	$1,244,209	0.2%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$40,632,131	$-
Bank Loans and Mezzanine Loans	-	36,387,977	-
Corporate Bonds	-	332,306,412	-
Mortgage-Backed Securities	-	182,590,475	-
United States Treasury Notes/Bonds	-	126,603,350	-
Preferred Stocks	-	7,486,590	-
Investment Companies	-	9,916,869	-
Total Assets	$-	$735,923,804	$-

Organization and Significant Accounting Policies

Janus Aspen Flexible Bond Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Loans

The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total assets. Below are descriptions of the types of loans held by the Portfolio as of March 31, 2017.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

The Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued and Delayed Delivery Securities

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolio may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio may hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 733,758,588	$ 7,871,970	$ (5,706,754)	$ 2,165,216

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger may be deemed to be an “assignment” (as defined in the 1940 Act) of the advisory agreement between the Portfolio and Janus Capital that is in effect as of the date of this Report. As a result, the consummation of the Merger will cause the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue to provide advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). The Post-Merger Advisory Agreement will have substantially similar terms as the corresponding investment advisory agreement that is in effect as of the date of this Report.

Subsequent Event

Management has evaluated whether any other events or transactions occurred subsequent to March 31, 2017 and through the date of issuance of the Portfolio’s filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing other than the following:

Approval of Advisory Agreements

On April 18, 2017, shareholders of the Portfolio approved the Post-Merger Advisory Agreement with Janus Capital. The Post- Merger Advisory Agreement will take effect upon the consummation of the Merger.

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

March 31, 2017

Shares		Value
Common Stocks – 96.8%
Aerospace & Defense – 1.5%
General Dynamics Corp	.59,190	$11,080,368
Automobiles – 0.9%
Tesla Inc*	23,138	6,439,305
Biotechnology – 5.5%
Biogen Inc*	35,418	9,683,990
Celgene Corp*	96,798	12,044,575
Regeneron Pharmaceuticals Inc*	49,844	19,315,048
		41,043,613
Capital Markets – 8.8%
Charles Schwab Corp	484,796	19,784,525
Goldman Sachs Group Inc	87,300	20,054,556
Intercontinental Exchange Inc	252,431	15,113,044
S&P Global Inc	78,276	10,233,804
		65,185,929
Construction Materials – 1.4%
Vulcan Materials Co	83,933	10,112,248
Containers & Packaging – 1.9%
Sealed Air Corp	320,324	13,959,720
Equity Real Estate Investment Trusts (REITs) – 1.5%
Crown Castle International Corp	120,067	11,340,328
Food & Staples Retailing – 2.5%
Costco Wholesale Corp	111,717	18,733,824
Health Care Equipment & Supplies – 4.2%
Boston Scientific Corp*	1,002,088	24,921,929
DexCom Inc*	75,893	6,430,414
		31,352,343
Health Care Providers & Services – 1.5%
Humana Inc	54,017	11,135,064
Hotels, Restaurants & Leisure – 1.5%
Starbucks Corp	186,126	10,867,897
Industrial Conglomerates – 3.0%
General Electric Co	743,361	22,152,158
Information Technology Services – 6.3%
Mastercard Inc	274,704	30,895,959
PayPal Holdings Inc*	372,899	16,042,115
		46,938,074
Internet & Direct Marketing Retail – 8.0%
Amazon.com Inc*	30,365	26,919,787
Ctrip.com International Ltd (ADR)*	201,394	9,898,515
Netflix Inc*	58,584	8,659,301
Priceline Group Inc*	8,123	14,458,696
		59,936,299
Internet Software & Services – 10.6%
Alphabet Inc - Class C*	49,016	40,661,713
CoStar Group Inc*	62,227	12,894,679
Facebook Inc	177,795	25,255,780
		78,812,172
Life Sciences Tools & Services – 1.7%
Quintiles IMS Holdings Inc*	158,762	12,785,104
Pharmaceuticals – 7.5%
Allergan PLC	118,679	28,354,787
Zoetis Inc	519,794	27,741,406
		56,096,193
Road & Rail – 3.0%
CSX Corp	484,109	22,535,274
Semiconductor & Semiconductor Equipment – 3.0%
ASML Holding NV*	82,224	10,919,347
Texas Instruments Inc	142,338	11,466,749
		22,386,096
Software – 18.7%
Activision Blizzard Inc	656,998	32,757,920
Adobe Systems Inc*	199,167	25,917,602
Microsoft Corp	617,504	40,668,813
salesforce.com Inc*	375,333	30,961,219
Workday Inc*	103,428	8,613,484
		138,919,038
Specialty Retail – 1.1%
Lowe's Cos Inc	98,546	8,101,467

Shares		Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 2.7%
NIKE Inc	.363,650	$20,266,214
Total Common Stocks (cost $530,787,701)		720,178,728
Investment Companies – 3.5%
Money Markets – 3.5%
Janus Cash Liquidity Fund LLC, 0.7113%ºº,£ (cost $26,034,896)	26,034,896	26,034,896
Total Investments (total cost $556,822,597) – 100.3%		746,213,624
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(2,101,422)
Net Assets – 100%		$744,112,202

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$725,395,762	97.2%
Netherlands	10,919,347	1.5
China	9,898,515	1.3

Total	$746,213,624	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2017.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2017. Unless otherwise indicated, all information in the table is for the period ended March 31, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/16	Purchases	Sales	at 3/31/17	Gain/(Loss)	Income	at 3/31/17

Janus Cash Collateral Fund LLC	—	8,408,400	(8,408,400)	—	$—	$40(1)	$—
Janus Cash Liquidity Fund LLC	8,949,000	62,832,896	(45,747,000)	26,034,896	—	25,133	26,034,896

Total					$—	$25,173	$26,034,896
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$720,178,728	$-	$-
Investment Companies	-	26,034,896	-
Total Assets	$720,178,728	$26,034,896	$-

Organization and Significant Accounting Policies

Janus Aspen Forty Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). There were no securities on loan as of March 31, 2017.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 557,160,011	$192,061,347	$ (3,007,734)	$ 189,053,613

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger may be deemed to be an “assignment” (as defined in the 1940 Act) of the advisory agreement between the Portfolio and Janus Capital that is in effect as of the date of this Report. As a result, the consummation of the Merger will cause the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue to provide advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). The Post-Merger Advisory Agreement will have substantially similar terms as the corresponding investment advisory agreement that is in effect as of the date of this Report.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2017 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing other than the following:

Approval of Advisory Agreements

On April 18, 2017, shareholders of the Portfolio approved the Post-Merger Advisory Agreement with Janus Capital. The Post- Merger Advisory Agreement will take effect upon the consummation of the Merger.

Janus Aspen Global Allocation Portfolio - Moderate

Schedule of Investments (unaudited)

March 31, 2017

Shares		Value
Investment Companies£ – 100.2%
Alternative Funds – 9.3%
Janus Diversified Alternatives Fund - Class N Shares	.62,763	$634,537
Equity Funds – 64.0%
INTECH International Managed Volatility Fund - Class N Shares	25,091	199,725
INTECH U.S. Managed Volatility Fund - Class N Shares	14,534	147,517
Janus Adaptive Global Allocation Fund - Class N Shares	34,313	350,675
Janus Asia Equity Fund - Class I Shares	11,238	113,955
Janus Aspen Global Research Portfolio - Institutional Shares	1,977	87,014
Janus Contrarian Fund - Class I Shares	12,763	254,234
Janus Emerging Markets Fund - Class I Shares	47,173	423,139
Janus Forty Fund - Class N Shares	3,995	127,225
Janus Global Real Estate Fund - Class I Shares	21,034	222,539
Janus Global Select Fund - Class I Shares	24,703	349,792
Janus Overseas Fund - Class N Shares	28,005	783,866
Janus Triton Fund - Class N Shares	8,950	228,942
Perkins International Value Fund - Class N Shares	49,775	522,136
Perkins Large Cap Value Fund - Class N Shares	17,313	278,048
Perkins Small Cap Value Fund - Class N Shares	11,667	263,443
		4,352,250
Fixed Income Funds – 26.9%
Janus Global Bond Fund - Class N Shares	160,454	1,493,823
Janus Short-Term Bond Fund - Class N Shares	111,428	336,513
		1,830,336
Total Investments (total cost $6,728,990) – 100.2%		6,817,123
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(16,390)
Net Assets – 100%		$6,800,733

Notes to Schedule of Investments (unaudited)

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2017. Unless otherwise indicated, all information in the table is for the period ended March 31, 2017.

Share			Share
Balance			Balance	Realized	Dividend	Value
at 12/31/16	Purchases	Sales	at 3/31/17	Gain/(Loss)	Income	at 3/31/17

INTECH International Managed Volatility Fund - Class N Shares
70,904	1,250	(47,063)	25,091	$(25,613)	$—	$199,725
INTECH U.S. Managed Volatility Fund - Class N Shares
69,928	1,212	(56,606)	14,534	135,479	—	147,517
Janus Adaptive Global Allocation Fund - Class N Shares
39,604	741	(6,032)	34,313	1,120	—	350,675
Janus Asia Equity Fund - Class I Shares
2,425	9,371	(558)	11,238	363	—	113,955
Janus Aspen Global Research Portfolio - Institutional Shares
2,282	42	(347)	1,977	2,399	—	87,014
Janus Contrarian Fund - Class I Shares
4,423	9,198	(858)	12,763	234	—	254,234
Janus Diversified Alternatives Fund - Class N Shares
61,733	10,626	(9,596)	62,763	1,599	—	634,537
Janus Emerging Markets Fund - Class I Shares
20,660	30,264	(3,751)	47,173	394	—	423,139
Janus Forty Fund - Class N Shares
4,616	87	(708)	3,995	(6,878)	—	127,225
Janus Fund - Class N Shares
3,853	65	(3,918)	—	8,432	—	—

Janus Global Bond Fund - Class N Shares
197,842	4,784	(42,172)	160,454	(31,888)	10,249	1,493,823
Janus Global Real Estate Fund - Class I Shares
21,082	3,217	(3,265)	21,034	(757)	1,126	222,539
Janus Global Select Fund - Class I Shares
5,054	20,840	(1,191)	24,703	2,064	—	349,792
Janus International Equity Fund - Class N Shares
73,511	1,242	(74,753)	—	(45,026)	—	—
Janus Overseas Fund - Class N Shares
8,048	21,618	(1,661)	28,005	(14,101)	—	783,866
Janus Short-Term Bond Fund - Class N Shares
108,287	20,004	(16,863)	111,428	(792)	1,242	336,513
Janus Triton Fund - Class N Shares
8,581	1,707	(1,338)	8,950	1,727	—	228,942
Janus Twenty Fund - Class D Shares
1,980	33	(2,013)	—	(1,180)	—	—
Perkins International Value Fund - Class N Shares
—	50,804	(1,029)	49,775	51	—	522,136
Perkins Large Cap Value Fund - Class N Shares
47,853	845	(31,385)	17,313	10,873	—	278,048
Perkins Small Cap Value Fund - Class N Shares
8,933	4,175	(1,441)	11,667	(960)	—	263,443

Total				$37,540	$12,617	$6,817,123

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies
Alternative Funds	$634,537	$-	$-
Equity Funds	4,352,250	-	-
Fixed Income Funds	1,830,336	-	-
Total Assets	$6,817,123	$-	$-

Organization and Significant Accounting Policies

Janus Aspen Global Allocation Portfolio - Moderate (the “Portfolio”) is a series fund. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in other Janus funds (the “underlying funds”). The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio seeks total return through growth of capital and income. The Portfolio is classified as diversified, as defined in the 1940 Act.

Underlying Funds

The Portfolio invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Portfolio has a target allocation, which is how the Portfolio's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Portfolio's asset class allocations generally will vary over short-term periods. The Portfolio's long-term expected average asset allocation is as follows: 55% to equity investments, 35% to fixed-income securities and money market instruments, and

10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Portfolio’s and underlying funds’ prospectuses available at janus.com. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to the Portfolio’s shareholders.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

The Portfolio’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Portfolio invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Transactions with Affiliates

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 6,830,682	$ 175,856	$ (189,415)	$ (13,559)

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger may be deemed to be an “assignment” (as defined in the 1940 Act) of the advisory agreement between the Portfolio and Janus Capital that is in effect as of the date of this Report. As a result, the consummation of the Merger will cause the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue to provide advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). The Post-Merger Advisory Agreement will have substantially similar terms as the corresponding investment advisory agreement that is in effect as of the date of this Report.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2017 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing other than the following:

Approval of Advisory Agreements

On April 6, 2017, shareholders of the Portfolio approved the Post-Merger Advisory Agreement with Janus Capital. The Post- Merger Advisory Agreement will take effect upon the consummation of the Merger.

Janus Aspen Global Research Portfolio

Schedule of Investments (unaudited)

March 31, 2017

Shares		Value
Common Stocks – 99.6%
Aerospace & Defense – 2.6%
General Dynamics Corp	.41,909	$7,845,365
Safran SA	129,618	9,682,602
		17,527,967
Airlines – 1.9%
Ryanair Holdings PLC (ADR)*	58,537	4,857,400
United Continental Holdings Inc*	117,783	8,320,191
		13,177,591
Banks – 6.5%
BNP Paribas SA	87,273	5,811,870
HDFC Bank Ltd	227,284	5,111,177
ING Groep NV	450,111	6,803,495
JPMorgan Chase & Co	123,086	10,811,874
Mitsubishi UFJ Financial Group Inc	1,044,800	6,567,663
Wells Fargo & Co	166,218	9,251,694
		44,357,773
Beverages – 2.3%
Coca-Cola Co	212,967	9,038,319
Pernod Ricard SA	58,303	6,897,077
		15,935,396
Biotechnology – 4.2%
Alder Biopharmaceuticals Inc*	106,054	2,205,923
Amgen Inc	41,357	6,785,443
Biogen Inc*	17,579	4,806,450
Celgene Corp*	58,224	7,244,812
Shire PLC	133,677	7,805,137
		28,847,765
Building Products – 0.9%
Geberit AG	14,472	6,240,273
Capital Markets – 4.9%
Blackstone Group LP	187,624	5,572,433
Brookfield Asset Management Inc	131,027	4,777,244
Intercontinental Exchange Inc	110,175	6,596,177
London Stock Exchange Group PLC	144,427	5,737,060
TD Ameritrade Holding Corp	177,441	6,895,357
UBS Group AG*	235,885	3,775,950
		33,354,221
Chemicals – 1.1%
Air Products & Chemicals Inc	55,899	7,562,576
Communications Equipment – 0.5%
CommScope Holding Co Inc*	86,158	3,593,650
Construction Materials – 0.9%
Vulcan Materials Co	51,437	6,197,130
Consumer Finance – 1.1%
Synchrony Financial	226,308	7,762,364
Containers & Packaging – 0.8%
Sealed Air Corp	124,326	5,418,127
Electric Utilities – 0.7%
Brookfield Infrastructure Partners LP	131,139	5,071,145
Electrical Equipment – 3.2%
ABB Ltd	404,459	9,463,226
AMETEK Inc	118,440	6,405,235
Sensata Technologies Holding NV*	140,302	6,126,988
		21,995,449
Electronic Equipment, Instruments & Components – 2.7%
Amphenol Corp	63,018	4,484,991
Flex Ltd*	304,363	5,113,298
Keyence Corp	22,800	9,131,471
		18,729,760
Energy Equipment & Services – 0.8%
Halliburton Co	107,520	5,291,059
Equity Real Estate Investment Trusts (REITs) – 1.8%
American Tower Corp	56,427	6,858,138
Colony Starwood Homes	166,158	5,641,064
		12,499,202
Food & Staples Retailing – 1.4%
Costco Wholesale Corp	55,378	9,286,337
Food Products – 0.9%
Hershey Co	56,856	6,211,518

Shares		Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 1.3%
Boston Scientific Corp*	.344,646	$8,571,346
Health Care Providers & Services – 2.1%
Aetna Inc	70,458	8,986,918
Universal Health Services Inc	40,669	5,061,257
		14,048,175
Hotels, Restaurants & Leisure – 2.8%
McDonald's Corp	48,160	6,242,018
Merlin Entertainments PLC	617,742	3,711,343
Norwegian Cruise Line Holdings Ltd*	67,099	3,403,932
Starbucks Corp	104,933	6,127,038
		19,484,331
Household Durables – 1.0%
Sony Corp	194,200	6,570,454
Independent Power and Renewable Electricity Producers – 0.8%
NRG Energy Inc	303,618	5,677,657
Industrial Conglomerates – 0.5%
Seibu Holdings Inc	224,200	3,700,075
Information Technology Services – 4.1%
Amdocs Ltd	92,327	5,631,024
Mastercard Inc	79,099	8,896,265
Visa Inc	87,870	7,809,007
Worldpay Group PLC	1,644,975	6,087,158
		28,423,454
Insurance – 3.5%
AIA Group Ltd	1,933,000	12,188,051
Progressive Corp	174,823	6,849,565
Prudential PLC	225,703	4,766,940
		23,804,556
Internet & Direct Marketing Retail – 2.6%
Amazon.com Inc*	9,422	8,352,980
Ctrip.com International Ltd (ADR)*	80,402	3,951,758
Priceline Group Inc*	3,217	5,726,164
		18,030,902
Internet Software & Services – 3.3%
Alibaba Group Holding Ltd (ADR)*	50,342	5,428,378
Alphabet Inc - Class C*	20,883	17,323,701
		22,752,079
Leisure Products – 0.6%
Polaris Industries Inc	45,623	3,823,207
Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific Inc	35,475	5,448,960
Machinery – 2.9%
FANUC Corp	23,800	4,879,310
Illinois Tool Works Inc	54,543	7,225,311
IMI PLC	266,512	3,982,923
KION Group AG	62,469	4,080,106
		20,167,650
Media – 1.8%
Liberty Global PLC*	140,998	4,940,570
Walt Disney Co	67,753	7,682,513
		12,623,083
Multi-Utilities – 1.0%
National Grid PLC	521,147	6,616,507
Oil, Gas & Consumable Fuels – 6.5%
Anadarko Petroleum Corp	94,002	5,828,124
Antero Resources Corp*	204,507	4,664,805
Canadian Natural Resources Ltd	157,437	5,155,153
Enterprise Products Partners LP	351,718	9,710,934
MEG Energy Corp*	193,105	978,813
Suncor Energy Inc	244,068	7,494,395
TOTAL SA	211,118	10,677,846
		44,510,070
Personal Products – 2.8%
Estee Lauder Cos Inc	108,129	9,168,258
Unilever NV	200,441	9,957,159
		19,125,417
Pharmaceuticals – 4.2%
AstraZeneca PLC	44,080	2,712,620
Eli Lilly & Co	79,448	6,682,371
Jazz Pharmaceuticals PLC*	33,551	4,869,257
Pfizer Inc	196,084	6,708,034
Sanofi	88,661	8,002,916
		28,975,198

Shares		Value
Common Stocks – (continued)
Professional Services – 0.8%
Verisk Analytics Inc*	.66,724	$5,413,985
Road & Rail – 1.4%
Canadian Pacific Railway Ltd	63,452	9,321,913
Semiconductor & Semiconductor Equipment – 2.6%
ASML Holding NV	32,706	4,340,007
Intel Corp	163,661	5,903,252
Taiwan Semiconductor Manufacturing Co Ltd*	1,214,000	7,562,492
		17,805,751
Software – 5.2%
Activision Blizzard Inc	118,566	5,911,701
Adobe Systems Inc*	49,274	6,412,026
Constellation Software Inc/Canada	6,695	3,290,353
salesforce.com Inc*	89,245	7,361,820
SS&C Technologies Holdings Inc	174,430	6,174,822
Ultimate Software Group Inc*	32,843	6,411,282
		35,562,004
Specialty Retail – 1.0%
Lowe's Cos Inc	86,553	7,115,522
Technology Hardware, Storage & Peripherals – 1.2%
Samsung Electronics Co Ltd	4,407	8,119,506
Textiles, Apparel & Luxury Goods – 1.6%
Cie Financiere Richemont SA	57,432	4,542,255
NIKE Inc	113,162	6,306,518
		10,848,773
Tobacco – 1.9%
British American Tobacco PLC	197,991	13,145,166
Trading Companies & Distributors – 1.2%
Brenntag AG	143,375	8,036,904
Wireless Telecommunication Services – 0.9%
T-Mobile US Inc*	91,443	5,906,303
Total Common Stocks (cost $568,247,692)		682,688,251
Investment Companies – 0.3%
Money Markets – 0.3%
Janus Cash Liquidity Fund LLC, 0.7113%ºº,£ (cost $2,206,000)	2,206,000	2,206,000
Total Investments (total cost $570,453,692) – 99.9%		684,894,251
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		947,956
Net Assets – 100%		$685,842,207

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$417,860,960	61.0%
United Kingdom	54,564,854	7.9
France	41,072,311	6.0
Canada	36,089,016	5.3
Japan	30,848,973	4.5
Switzerland	24,021,704	3.5
Netherlands	21,100,661	3.1
Hong Kong	12,188,051	1.8
Germany	12,117,010	1.8
China	9,380,136	1.4
South Korea	8,119,506	1.2
Taiwan	7,562,492	1.1
India	5,111,177	0.7
Ireland	4,857,400	0.7

Total	$684,894,251	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2017.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2017. Unless otherwise indicated, all information in the table is for the period ended March 31, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/16	Purchases	Sales	at 3/31/17	Gain/(Loss)	Income	at 3/31/17

Janus Cash Collateral Fund LLC	—	10,810,000	(10,810,000)	—	$—	$—	$—
Janus Cash Liquidity Fund LLC	1,837,116	17,670,286	(17,301,402)	2,206,000	—	1,632	2,206,000

Total					$—	$1,632	$2,206,000

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$682,688,251	$-	$-
Investment Companies	-	2,206,000	-
Total Assets	$682,688,251	$2,206,000	$-

Organization and Significant Accounting Policies

Janus Aspen Global Research Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $205,733,672 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). There were no securities on loan as of March 31, 2017.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 568,926,551	$126,610,785	$(10,643,085)	$ 115,967,700

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger may be deemed to be an “assignment” (as defined in the 1940 Act) of the advisory agreement between the Portfolio and Janus Capital that is in effect as of the date of this Report. As a result, the consummation of the Merger will cause the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue to provide advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). The Post-Merger Advisory Agreement will have substantially similar terms as the corresponding investment advisory agreement that is in effect as of the date of this Report.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2017 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing other than the following:

Approval of Advisory Agreements

On April 18, 2017, shareholders of the Portfolio approved the Post-Merger Advisory Agreement with Janus Capital. The Post- Merger Advisory Agreement will take effect upon the consummation of the Merger.

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

March 31, 2017

Shares or Contract Amounts		Value
Common Stocks – 96.8%
Communications Equipment – 0.8%
CommScope Holding Co Inc*	.58,054	$2,421,432
Electronic Equipment, Instruments & Components – 6.4%
Amphenol Corp	131,882	9,386,042
Flex Ltd*	182,991	3,074,249
National Instruments Corp	92,789	3,021,210
TE Connectivity Ltd	44,874	3,345,357
		18,826,858
Equity Real Estate Investment Trusts (REITs) – 3.6%
American Tower Corp	59,026	7,174,020
Equinix Inc	8,351	3,343,490
		10,517,510
Household Durables – 1.7%
Sony Corp	145,600	4,926,149
Information Technology Services – 3.9%
Amdocs Ltd	49,807	3,037,729
Euronet Worldwide Inc*	18,344	1,568,779
Gartner Inc*	45,680	4,932,983
InterXion Holding NV*	51,372	2,032,276
		11,571,767
Internet & Direct Marketing Retail – 6.4%
Amazon.com Inc*	4,477	3,969,040
Ctrip.com International Ltd (ADR)*	64,990	3,194,258
Etsy Inc*	147,986	1,573,091
MakeMyTrip Ltd*	44,114	1,526,344
Netflix Inc*	22,032	3,256,550
Priceline Group Inc*	2,991	5,323,890
		18,843,173
Internet Software & Services – 21.2%
Alibaba Group Holding Ltd (ADR)*	71,612	7,721,922
Alphabet Inc - Class C*	23,815	19,755,971
Care.com Inc*	55,374	692,729
ChannelAdvisor Corp*	83,822	934,615
CoStar Group Inc*	16,874	3,496,630
Coupa Software Inc*,#	42,623	1,082,624
Envestnet Inc*	40,270	1,300,721
Facebook Inc	52,471	7,453,506
Instructure Inc*	37,105	868,257
MercadoLibre Inc	14,047	2,970,519
MuleSoft Inc*	15,225	370,424
Okta Inc*,§	77,511	952,610
Shutterstock Inc*	43,414	1,795,169
SPS Commerce Inc*	25,220	1,475,118
Tencent Holdings Ltd	322,200	9,237,343
Zillow Group Inc*,#	67,226	2,263,499
		62,371,657
Media – 1.4%
Walt Disney Co	37,465	4,248,156
Professional Services – 1.1%
IHS Markit Ltd*	33,139	1,390,181
Verisk Analytics Inc*	21,207	1,720,736
		3,110,917
Semiconductor & Semiconductor Equipment – 15.0%
ASML Holding NV	22,270	2,955,175
Intel Corp	260,354	9,390,969
Lam Research Corp	23,358	2,998,233
Microchip Technology Inc	111,693	8,240,710
ON Semiconductor Corp*	204,080	3,161,199
Taiwan Semiconductor Manufacturing Co Ltd*	1,167,000	7,269,710
Texas Instruments Inc	60,829	4,900,384
Xilinx Inc	90,666	5,248,655
		44,165,035
Software – 29.9%
Activision Blizzard Inc	138,136	6,887,461
Adobe Systems Inc*,†	66,159	8,609,271
Apptio Inc*,#	74,327	871,856
Atlassian Corp PLC*	65,566	1,963,702
Blackbaud Inc	21,380	1,639,205
Cadence Design Systems Inc*	200,917	6,308,794

Shares or Contract Amounts		Value
Common Stocks – (continued)
Software – (continued)
Constellation Software Inc/Canada	.5,594	$2,749,251
Globant SA*	33,541	1,220,892
Guidewire Software Inc*,†	21,794	1,227,656
Lyft Inc*,§	15,260	408,799
Microsoft Corp	303,538	19,991,013
Nexon Co Ltd	44,300	704,040
Nice Ltd (ADR)	25,838	1,756,467
Nintendo Co Ltd	7,432	1,724,964
PROS Holdings Inc*	71,355	1,726,077
salesforce.com Inc*	127,209	10,493,470
SS&C Technologies Holdings Inc	78,210	2,768,634
Tyler Technologies Inc*	30,236	4,673,276
Ultimate Software Group Inc*	14,300	2,791,503
Workday Inc*	41,432	3,450,457
Zendesk Inc*	223,332	6,262,229
		88,229,017
Technology Hardware, Storage & Peripherals – 5.4%
Apple Inc†	46,006	6,609,222
Samsung Electronics Co Ltd	5,079	9,357,607
		15,966,829
Total Common Stocks (cost $210,644,490)		285,198,500
Preferred Stocks – 0.2%
Electronic Equipment, Instruments & Components – 0.2%
Belden Inc, 6.7500% (cost $580,000)	5,800	562,600
Investment Companies – 3.3%
Investments Purchased with Cash Collateral from Securities Lending – 0.8%
Janus Cash Collateral Fund LLC, 0.6842%ºº,£	2,262,646	2,262,646
Money Markets – 2.5%
Janus Cash Liquidity Fund LLC, 0.7113%ºº,£	7,452,895	7,452,895
Total Investment Companies (cost $9,715,541)		9,715,541
OTC Purchased Options – Calls – 0.4%
Counterparty/Reference Asset
Goldman Sachs International:
Apple Inc, exercise price $120.00, expires July 2017* (premiums paid $197,918)	469	1,144,755
Total Investments (total cost $221,137,949) – 100.7%		296,621,396
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(2,064,748)
Net Assets – 100%		$294,556,648

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$235,310,777	79.3%
China	20,153,523	6.8
South Korea	9,357,607	3.2
Japan	7,355,153	2.5
Taiwan	7,269,710	2.4
Netherlands	4,987,451	1.7
Brazil	2,970,519	1.0
Canada	2,749,251	0.9
Australia	1,963,702	0.7
Israel	1,756,467	0.6
India	1,526,344	0.5
Argentina	1,220,892	0.4

Total	$296,621,396	100.0%

Schedule of Securities Sold Short – (% of Net Assets)

Shares		Value
Securities Sold Short – (0.4)%
Common Stocks Sold Short – (0.4)%
Household Durables – 0%
Nikon Corp	.15,600	$(226,201)
Semiconductor & Semiconductor Equipment – (0.2)%
NVIDIA Corp	4,837	(526,894)

Shares		Value
Securities Sold Short – (continued)
Common Stocks Sold Short – (continued)
Software – (0.2)%
Talend SA (ADR)*	.17,833	$(531,067)
Total Securities Sold Short (proceeds $1,350,564)		$(1,284,162)

Summary of Investments by Country - (Short Positions) (unaudited)

		% of
		Securities
Country	Value	Sold Short
France	$(531,067)	41.4%
United States	(526,894)	41.0
Japan	(226,201)	17.6

Total	(1,284,162)	100.0%

Schedule of Foreign Currency Contracts, Open

Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
Japanese Yen	4/20/17	109,682,000	$986,103	$(5,389)
Barclays Capital, Inc.:
Japanese Yen	4/27/17	31,000,000	278,797	(4,946)
Citibank NA:
Japanese Yen	4/27/17	77,411,000	696,193	(11,988)
HSBC Securities (USA), Inc.:
Japanese Yen	4/20/17	29,900,000	268,818	(1,182)
JPMorgan Chase & Co.:
Japanese Yen	4/27/17	63,420,000	570,366	(17,298)
RBC Capital Markets Corp.:
Japanese Yen	4/20/17	82,800,000	744,418	(5,295)
Total			$3,544,695	$(46,098)

Schedule of OTC Written Options
Counterparty	Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Put Options:
Goldman Sachs International	Apple Inc	469	$100.00	7/17	$247,632	$240,582	$(7,050)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2017, is $11,141,960.

ºº	Rate shown is the 7-day yield as of March 31, 2017.

#	Loaned security; a portion of the security is on loan at March 31, 2017.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2017. Unless otherwise indicated, all information in the table is for the period ended March 31, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/16	Purchases	Sales	at 3/31/17	Gain/(Loss)	Income	at 3/31/17

Janus Cash Collateral Fund LLC	5,507,440	14,859,277	(18,104,071)	2,262,646	$—	$2,905(1)	$2,262,646
Janus Cash Liquidity Fund LLC	1,693,579	14,957,316	(9,198,000)	7,452,895	—	3,118	7,452,895

Total					$—	$6,023	$9,715,541
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of March 31, 2017)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Lyft Inc	12/17/15	$408,799	$408,799	0.1%
Okta Inc	5/23/14	612,947	952,610	0.3
Total		$1,021,746	$1,361,409	0.4%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Internet Software & Services	$61,419,047	$-	$952,610
Software	87,820,218	-	408,799
All Other	134,597,826	-	-
Preferred Stocks	-	562,600	-
Investment Companies	-	9,715,541	-
OTC Purchased Options – Calls	-	1,144,755	-
Total Assets	$283,837,091	$11,422,896	$1,361,409
Liabilities
Investments In Securities Sold Short:
Common Stocks	$1,284,162	$-	$-
Other Financial Instruments(a):
Forward Currency Contracts	-	46,098	-
Options Written, at Value	-	7,050	-
Total Liabilities	$1,284,162	$53,148	$-

(a)

Other financial instruments include forward currency, futures, written options, written swaptions, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Aspen Global Technology Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2017.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $32,898,524 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2017 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period ended March 31, 2017, the average ending monthly currency value amounts on sold forward currency contracts is $4,830,413.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Portfolio may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolio generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Portfolio may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolio to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

The Portfolio may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Portfolio may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Portfolio purchased call options on various equity securities for the purpose of increasing exposure to individual equity risk.

During the period ended March 31, 2017, the average ending monthly market value amounts on purchased call options is $654,290.

In writing an option, the Portfolio bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Portfolio receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing call options is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolio may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Exercise of an option written by the Portfolio could result in the Portfolio buying or selling a security at a price different from the current market value.

During the period, the Portfolio wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

During the period ended March 31, 2017, the average ending monthly market value amounts on written put options is $54,324.

Written option activity for the period ended March 31, 2017 is indicated in the table below:

	Number of	Premiums
	Contracts	Received
Options outstanding at December 31, 2016	469	$ 247,632
Options written	-	-
Options closed	-	-
Options expired	-	-
Options exercised	-	-
Options outstanding at March 31, 2017	469	$ 247,632

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Short Sales

The Portfolio may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Portfolio owns or selling short a security that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolio does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Portfolio borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.

The Portfolio may also engage in other short sales. The Portfolio may engage in short sales when the portfolio manager(s) and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Portfolio must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain as a result of a short sale is limited to the price at which the Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Portfolio will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolio are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedule of Investments. The Portfolio is also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Portfolio pays stock loan fees on assets borrowed from the security broker.

The Portfolio may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Portfolio to similar risks. To the extent that the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 221,527,009	$77,118,652	$ (2,024,265)	$ 75,094,387

Information on the tax components of securities sold short as of March 31, 2017 is as follows:

Federal Tax Cost	Unrealized (Appreciation)	Unrealized Depreciation	Net Tax (Appreciation)/ Depreciation
$ (1,350,564)	$ (902)	$ 67,304	$ 66,402

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger may be deemed to be an “assignment” (as defined in the 1940 Act) of the advisory agreement between the Portfolio and Janus Capital that is in effect as of the date of this Report. As a result, the consummation of the Merger will cause the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue to provide advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). The Post-Merger Advisory Agreement will have substantially similar terms as the corresponding investment advisory agreement that is in effect as of the date of this Report.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2017 and through the date of of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing other than the following:

Approval of Advisory Agreements

On April 6, 2017, shareholders of the Portfolio approved the Post-Merger Advisory Agreement with Janus Capital. The Post- Merger Advisory Agreement will take effect upon the consummation of the Merger.

Janus Aspen Global Unconstrained Bond Portfolio

Schedule of Investments (unaudited)

March 31, 2017

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 7.8%
Banc of America Funding 2005-5 Trust, 5.5000%, 9/25/35	$2,121	$2,081
Banc of America Funding 2006-7 Trust, 6.0000%, 9/25/36‡	3,257	3,035
Credit Suisse First Boston Mortgage Securities Corp, 5.5000%, 12/25/34	93,246	91,735
Fannie Mae REMICS, 5.0183%, 3/25/39‡,¤	147,292	15,842
Fannie Mae REMICS, 5.0683%, 5/25/39‡,¤	186,718	18,590
Fannie Mae REMICS, 5.5683%, 5/25/39‡,¤	302,313	32,848
Fannie Mae REMICS, 5.1683%, 3/25/40‡,¤	104,570	12,837
Fannie Mae REMICS, 5.5683%, 7/25/42‡,¤	61,543	10,971
Fannie Mae REMICS, 5.1683%, 11/25/42‡,¤	96,766	18,899
Fannie Mae REMICS, 5.1683%, 7/25/43‡,¤	118,781	18,033
Fannie Mae REMICS, 4.6183%, 5/25/45‡,¤	164,873	25,427
Freddie Mac REMICS, 5.1378%, 4/15/39‡,¤	109,427	11,191
Freddie Mac REMICS, 5.6378%, 3/15/41‡,¤	18,104	2,339
Freddie Mac REMICS, 5.6378%, 5/15/42‡,¤	35,436	6,882
Freddie Mac REMICS, 5.2378%, 12/15/44‡,¤	125,890	26,250
Government National Mortgage Association, 3.5000%, 12/20/39¤	107,460	7,621
Government National Mortgage Association, 5.6217%, 12/20/39‡,¤	55,468	6,503
Government National Mortgage Association, 4.6717%, 10/20/45‡,¤	60,258	8,409
MASTR Alternative Loan Trust 2004-6, 6.0000%, 7/25/34	22,783	22,554
Morgan Stanley Mortgage Loan Trust 2006-2, 5.7500%, 2/25/36	162,347	153,381
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $508,463)		495,428
Corporate Bonds – 57.5%
Banking – 12.6%
Ally Financial Inc, 3.2500%, 9/29/17	44,000	44,165
Ally Financial Inc, 6.2500%, 12/1/17	27,000	27,709
Ally Financial Inc, 3.2500%, 2/13/18†	203,000	204,330
Ally Financial Inc, 3.6000%, 5/21/18	7,000	7,088
Ally Financial Inc, 8.0000%, 12/31/18†	25,000	27,000
American Express Bank FSB, 1.1814%, 6/12/17‡	16,000	16,004
American Express Credit Corp, 1.3700%, 6/5/17‡	44,000	44,011
Astoria Financial Corp, 5.0000%, 6/19/17	17,000	17,065
Bank of America Corp, 1.5846%, 5/2/17†,‡	100,000	100,013
Bank of America Corp, 1.6623%, 8/25/17‡	11,000	11,019
Bank of America Corp, 6.0000%, 9/1/17	10,000	10,180
Citigroup Inc, 1.5540%, 5/1/17‡	11,000	11,004
Citigroup Inc, 1.7540%, 11/24/17‡	1,000	1,003
Deutsche Bank AG/London, 1.5240%, 5/30/17‡	4,000	4,000
Goldman Sachs Group Inc, 1.7201%, 5/22/17†,‡	98,000	98,081
Goldman Sachs Group Inc, 1.7250%, 6/5/17†,‡	94,000	94,084
Synovus Financial Corp, 5.1250%, 6/15/17	9,000	9,056
Wachovia Corp, 5.7500%, 6/15/17	22,000	22,192
Wells Fargo & Co, 1.3640%, 6/2/17‡	52,000	52,012
Wells Fargo & Co, 1.3662%, 9/8/17‡	3,000	3,003
		803,019
Basic Industry – 1.0%
Potash Corp of Saskatchewan Inc, 3.2500%, 12/1/17	62,000	62,574
Capital Goods – 1.5%
Case New Holland Industrial Inc, 7.8750%, 12/1/17	3,399	3,518
Stanley Black & Decker Inc, 2.4510%, 11/17/18	38,000	38,393
Textron Inc, 5.6000%, 12/1/17	51,000	52,283
		94,194
Communications – 3.4%
Cablevision Systems Corp, 8.6250%, 9/15/17	23,000	23,633
CenturyLink Inc, 6.0000%, 4/1/17	20,000	20,000
CenturyLink Inc, 5.1500%, 6/15/17†	2,000	2,014
DISH DBS Corp, 4.2500%, 4/1/18	13,000	13,215
Qwest Corp, 6.5000%, 6/1/17†	70,000	70,351
Time Warner Cable LLC, 5.8500%, 5/1/17	7,000	7,022
Verizon Communications Inc, 1.5062%, 6/9/17†,‡	78,000	78,044
		214,279
Consumer Cyclical – 8.9%
Dillard's Inc, 6.6250%, 1/15/18†	5,000	5,139
Dillard's Inc, 7.1300%, 8/1/18	12,000	12,745
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 7/1/19 (144A)	49,000	47,775
Ford Motor Credit Co LLC, 6.6250%, 8/15/17†	100,000	101,798
Ford Motor Credit Co LLC, 2.9430%, 1/8/19†	200,000	202,718
General Motors Financial Co Inc, 2.6250%, 7/10/17	21,000	21,059
General Motors Financial Co Inc, 4.7500%, 8/15/17†	84,000	84,914

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Harley-Davidson Financial Services Inc, 1.5500%, 11/17/17 (144A)	$3,000	$2,996
Lennar Corp, 12.2500%, 6/1/17	2,000	2,030
Lennar Corp, 4.7500%, 12/15/17	1,000	1,011
Lennar Corp, 4.5000%, 11/15/19	12,000	12,345
Meritage Homes Corp, 4.5000%, 3/1/18	16,000	16,280
PACCAR Financial Corp, 1.2900%, 6/6/17‡	9,000	9,003
Toll Brothers Finance Corp, 8.9100%, 10/15/17	26,000	26,975
Wal-Mart Stores Inc, 5.5240%, 6/1/17Ç	4,000	4,024
Wesfarmers Ltd, 1.8740%, 3/20/18 (144A)	14,000	14,018
		564,830
Consumer Non-Cyclical – 2.0%
Amgen Inc, 1.2500%, 5/22/17	2,000	2,000
Constellation Brands Inc, 7.2500%, 5/15/17†	16,000	16,089
Molson Coors Brewing Co, 2.0000%, 5/1/17	3,000	3,002
Reynolds American Inc, 2.3000%, 8/21/17	7,000	7,020
Tesco PLC, 5.5000%, 11/15/17 (144A)†	100,000	101,894
		130,005
Electric – 1.7%
Dominion Resources Inc/VA, 1.6000%, 8/15/19	16,000	15,798
Duke Energy Corp, 1.3779%, 4/3/17‡	8,000	8,000
Edison International, 3.7500%, 9/15/17	11,000	11,119
NextEra Energy Capital Holdings Inc, 1.5860%, 6/1/17	12,000	12,003
Southern Power Co, 1.8500%, 12/1/17	27,000	27,027
TransAlta Corp, 1.9000%, 6/3/17	32,000	32,000
		105,947
Energy – 5.6%
Anadarko Holding Co, 7.0500%, 5/15/18	10,000	10,528
Boardwalk Pipelines LP, 5.2000%, 6/1/18	18,000	18,596
Canadian Natural Resources Ltd, 5.7000%, 5/15/17	8,000	8,037
DCP Midstream Operating LP, 2.5000%, 12/1/17	2,000	1,995
El Paso Natural Gas Co LLC, 5.9500%, 4/15/17	16,000	16,019
FMC Technologies Inc, 2.0000%, 10/1/17	17,000	16,994
Kinder Morgan Inc/DE, 7.0000%, 6/15/17	34,000	34,364
Marathon Oil Corp, 6.0000%, 10/1/17	40,000	40,874
Marathon Oil Corp, 5.9000%, 3/15/18	3,000	3,106
Marathon Petroleum Corp, 2.7000%, 12/14/18	14,000	14,121
Murphy Oil Corp, 3.5000%, 12/1/17	54,000	54,000
Northwest Pipeline LLC, 5.9500%, 4/15/17	28,000	28,029
Panhandle Eastern Pipe Line Co LP, 7.0000%, 6/15/18	4,000	4,201
Southern Natural Gas Co LLC, 5.9000%, 4/1/17 (144A)	16,000	16,000
Spectra Energy Capital LLC, 6.2000%, 4/15/18	19,000	19,817
Tennessee Gas Pipeline Co LLC, 7.5000%, 4/1/17	53,000	53,000
Tesoro Corp, 4.2500%, 10/1/17	19,000	19,119
		358,800
Finance Companies – 5.3%
Aircastle Ltd, 6.7500%, 4/15/17†	73,000	73,088
Aviation Capital Group Corp, 4.6250%, 1/31/18 (144A)†	47,000	48,018
CIT Group Inc, 4.2500%, 8/15/17†	93,000	93,814
CIT Group Inc, 6.6250%, 4/1/18 (144A)	55,000	57,269
CIT Group Inc, 5.0000%, 5/15/18 (144A)	63,000	63,425
		335,614
Financial Institutions – 3.2%
LeasePlan Corp NV, 2.8750%, 1/22/19 (144A)†	200,000	200,838
Insurance – 1.4%
Aetna Inc, 1.5000%, 11/15/17	9,000	8,998
Aetna Inc, 1.7562%, 12/8/17†,‡	83,000	83,315
		92,313
Owned No Guarantee – 3.6%
ICBCIL Finance Co Ltd, 2.6000%, 11/13/18 (144A)†	200,000	200,562
Petroleos Mexicanos, 5.5000%, 2/4/19	25,000	26,250
		226,812
Technology – 6.8%
Dell Inc, 5.6500%, 4/15/18	23,000	23,748
EMC Corp, 1.8750%, 6/1/18†	302,000	298,949
Fidelity National Information Services Inc, 2.8500%, 10/15/18†	52,000	52,715
Jabil Circuit Inc, 8.2500%, 3/15/18	12,000	12,682
Juniper Networks Inc, 3.1250%, 2/26/19	19,000	19,355
Pitney Bowes Inc, 4.7500%, 5/15/18	25,000	25,692
		433,141
Transportation – 0.5%
Penske Truck Leasing Co Lp / PTL Finance Corp, 3.7500%, 5/11/17 (144A)	16,000	16,036
Ryder System Inc, 3.5000%, 6/1/17	5,000	5,015
Ryder System Inc, 2.5000%, 3/1/18	11,000	11,065

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Transportation – (continued)
US Airways 2010-1 Class B Pass Through Trust, 8.5000%, 4/22/17	$1,346		$1,351
			33,467
Total Corporate Bonds (cost $3,648,036)			3,655,833
Foreign Government Bonds – 5.5%
Argentina Treasury Bill, 0%, 4/17/17◊	96,000		95,280
Argentina Treasury Bill, 0%, 5/26/17◊	12,429		12,355
Argentina Treasury Bill, 0%, 6/16/17◊	13,161		13,045
Argentina Treasury Bill, 0%, 8/25/17◊	6,143		6,033
Argentine Republic Government International Bond, 8.7500%, 6/2/17	69,000		69,759
Provincia de Buenos Aires/Argentina, 5.7500%, 6/15/19 (144A)	150,000		154,980
Total Foreign Government Bonds (cost $347,024)			351,452
Inflation-Indexed Bonds – 2.5%
Mexican Udibonos, 4.5000%, 12/4/25 (cost $170,045)	.2,768,857	MXN	160,929
Common Stocks – 3.4%
Chemicals – 2.0%
Valspar Corp†	1,128		125,140
Food & Staples Retailing – 0.1%
Rite Aid Corp*	2,355		10,009
Food Products – 0.9%
WhiteWave Foods Co*	1,005		56,431
Insurance – 0.2%
Fidelity & Guaranty Life	435		12,093
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
AGNC Investment Corp	505		10,044
Annaly Capital Management Inc	413		4,588
			14,632
Total Common Stocks (cost $220,296)			218,305
Investment Companies – 2.3%
Closed-End Funds – 0.9%
Duff & Phelps Global Utility Income Fund Inc	338		5,496
Nuveen Build America Bond Fund	1,365		28,529
Nuveen Build America Bond Opportunity Fund	983		21,262
Nuveen Preferred Income Opportunities Fund	217		2,129
			57,416
Exchange-Traded Funds (ETFs) – 1.4%
iShares US Preferred Stock	2,274		88,004
Total Investment Companies (cost $148,409)			145,420
Commercial Paper – 7.1%
Abbey National Treasury Services PLC/Stamford CT, 0%, 4/24/17◊	$250,000		249,844
Ford Motor Credit Co LLC, 0%, 4/3/17 (144A)◊	100,000		99,991
Ford Motor Credit Co LLC, 0%, 5/8/17 (144A)◊	100,000		99,871
Total Commercial Paper (cost $449,691)			449,706
Total Investments (total cost $5,491,964) – 86.1%			5,477,073
Cash, Receivables and Other Assets, net of Liabilities – 13.9%			884,934
Net Assets – 100%			$6,362,007

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,311,001	78.7%
Argentina	351,452	6.4
Netherlands	200,838	3.7
China	200,562	3.7
Mexico	187,179	3.4
United Kingdom	105,412	1.9
Canada	102,611	1.9
Australia	14,018	0.2
Germany	4,000	0.1

Total	$5,477,073	100.0%

Schedule of Foreign Currency Contracts, Open

Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.:
Japanese Yen	4/7/17	33,000,000	$296,510	$576
Japanese Yen	4/17/17	34,500,000	310,131	(9,991)
Mexican Peso	5/3/17	3,000,000	159,479	(5,104)
Total			$766,120	$(14,519)

Schedule of Exchange-Traded Written Options
Description	Number of Contracts	Exercise Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
10-Year US Treasury Note Future	1	$124.00	4/17	$310	$(502)	$(812)
10-Year US Treasury Note Future	3	125.00	4/17	556	(335)	(891)
Gold Future	3	1,250.00	4/17	1,668	(2,922)	(4,590)
	7			2,534	(3,759)	(6,293)
Written Put Options:
10-Year US Treasury Note Future	1	121.00	4/17	139	123	(16)
10-Year US Treasury Note Future	1	122.00	4/17	170	139	(31)
10-Year US Treasury Note Future	15	123.00	4/17	3,002	1,830	(1,172)
Gold Future	3	1,150.00	4/17	1,071	981	(90)
Gold Future	3	1,200.00	4/17	236	(304)	(540)
US Long Bond Future	1	149.00	4/17	405	(64)	(469)
	24			5,023	2,705	(2,318)
Total	31			$7,557	$(1,054)	$(8,611)

Schedule of Exchange-Traded Written Options with Variation Margin
Description	Number of Contracts	Exercise Price		Expiration Date	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Written Call Options:
Euro-Bund Future	10	162.00	EUR	4/17	$(1,414)	$(214)
Euro-Bund Future	1	162.50	EUR	4/17	20	20
Euro-Bund Future	4	163.00	EUR	4/17	(47)	(32)
Total	15				$(1,441)	$(226)

Schedule of OTC Written Options
Counterparty	Reference Asset	Number of Contracts	Exercise Price	Expiration Date		Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Call Options:
Bank of America	MXN Currency	265,012	19.50	MXN	5/17	$1,985	$827	$(1,158)
Bank of America	MXN Currency	132,592	21.00	MXN	5/17	329	298	(31)
JPMorgan Chase & Co.	MXN Currency	269,027	21.00	MXN	5/17	993	930	(63)
JPMorgan Chase & Co.	MXN Currency	268,859	22.00	MXN	5/17	718	707	(11)
		935,490				4,025	2,762	(1,263)
Written Put Options:
JPMorgan Chase & Co.	MXN Currency	265,160	18.50	MXN	5/17	1,021	(917)	(1,938)
Total		1,200,650				$5,046	$1,845	$(3,201)

Schedule of OTC Written Credit Default Swaptions
						Unrealized	Swaptions
Counterparty/		Fixed	Expiration	Notional	Premiums	Appreciation/	Written,
Reference Asset	Description	Rate	Date	Amount	Received	(Depreciation)	at Value

Written Call Swaptions - Buy Protection:
Barclays Capital, Inc.:
CDX NA.HY.S27	Credit Default Swap maturing 12/20/21	5.00%	4/19/17	$539,000	$710	$53	$(657)
Citigroup Global Markets:
CDX NA.HY.S27	Credit Default Swap maturing 12/20/21	5.00	4/19/17	302,000	111	(257)	(368)
JPMorgan Chase & Co.:

CDX NA.HY.S27	Credit Default Swap maturing 12/20/21	5.00	4/19/17	1,326,000	998	(3,252)	(4,250)
Morgan Stanley:
CDX NA.HY.S27	Credit Default Swap maturing 12/20/21	5.00	4/19/17	1,076,000	1,937	625	(1,312)
					3,756	(2,831)	(6,587)
Written Put Swaptions - Sell Protection:
Barclays Capital, Inc.:
CDX NA.HY.S27	Credit Default Swap maturing 12/20/21	5.00	4/19/17	269,000	626	550	(76)
Citigroup Global Markets:
CDX NA.HY.S27	Credit Default Swap maturing 12/20/21	5.00	4/19/17	265,000	105	30	(75)
JPMorgan Chase & Co.:
CDX NA.HY.S27	Credit Default Swap maturing 12/20/21	5.00	4/19/17	795,000	1,502	1,277	(225)
CDX NA.HY.S27	Credit Default Swap maturing 12/20/21	5.00	4/19/17	265,000	144	5	(139)
Morgan Stanley:
CDX NA.HY.S27	Credit Default Swap maturing 12/20/21	5.00	4/19/17	269,000	613	537	(76)
					2,990	2,399	(591)
Total					$6,746	$(432)	$(7,178)

Schedule of OTC Credit Default Swaps - Sell Protection(1)
							Outstanding
Counterparty/	S&P				Premiums	Unrealized	Swap Contracts,
Reference Asset Type/	Credit	Fixed	Maturity	Notional	Paid/	Appreciation/	at Value
Reference Asset	Rating	Rate	Date	Amount(2)	(Received)	(Depreciation)	Asset/(Liability)

BNP Paribas:
Foreign Government Bonds
People's Republic of China	AA-	1.00%	3/20/20	$500,000	$1,824	$6,636	$8,460
United Mexican States	BBB+	1.00	12/20/17	71,000	322	109	431
Citigroup Global Markets:
Foreign Government Bonds
People's Republic of China	AA-	1.00	3/20/20	250,000	1,918	2,312	4,230
United Mexican States	BBB+	1.00	12/20/17	308,000	1,246	623	1,869
United Mexican States	BBB+	1.00	12/20/17	4,000	15	9	24
Goldman Sachs International:
Corporate Bonds
Berkshire Hathaway Inc	AA	1.00	3/20/20	250,000	5,119	(237)	4,882
Berkshire Hathaway Inc	AA	1.00	3/20/20	42,000	855	(35)	820
Foreign Government Bonds
Republic of Indonesia	Not Rated	1.00	3/20/20	250,000	(4,339)	6,546	2,207
Morgan Stanley:
Corporate Bonds
Berkshire Hathaway Inc	AA	1.00	3/20/20	59,000	1,207	(55)	1,152

Total					$8,167	$15,908	$24,075
(1)

If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)

If a credit event occurs, the notional amount represents the maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2017 is $1,123,673, which represents 17.7% of net assets.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2017, is $2,150,906.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of March 31, 2017.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2017. Unless otherwise indicated, all information in the table is for the period ended March 31, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/16	Purchases	Sales	at 3/31/17	Gain/(Loss)	Income	at 3/31/17

Janus Cash Liquidity Fund LLC	—	847,036	(847,036)	—	$—	$134	$—

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$495,428	$-
Corporate Bonds	-	3,655,833	-
Foreign Government Bonds	-	351,452	-
Inflation-Indexed Bonds	-	160,929	-
Common Stocks	218,305	-	-
Investment Companies	145,420	-	-
Commercial Paper	-	449,706	-
Total Investments in Securities	$363,725	$5,113,348	$-
Other Financial Instruments(a):
Forward Currency Contracts	-	576	-
Outstanding Swap Contracts, at Value	-	24,075	-
Variation Margin Receivable	-	20	-
Total Assets	$363,725	$5,138,019	$-

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$-	$15,095	$-
Options Written, at Value	-	11,812	-
Swaptions Written, at Value	-	7,178	-
Variation Margin Payable	-	246	-
Total Liabilities	$-	$34,331	$-

(a)

Other financial instruments include forward currency, futures, written options, written swaptions, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Aspen Global Unconstrained Bond Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio seeks to maximize total return, consistent with preservation of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2017 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Commodity-Linked Investments

The Portfolio may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Portfolio to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period ended March 31, 2017, the average ending monthly currency value amounts on purchased and sold forward currency contracts are $11,084 and $333,247, respectively.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolio may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Portfolio is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Portfolio may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Securities held by the Portfolio that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolio’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Portfolio purchased commodity futures to increase exposure to commodity risk.

During the period, the Portfolio sold commodity futures to decrease exposure to commodity risk.

During the period, the Portfolio purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Portfolio sold interest rate futures to decrease exposure to interest rate risk.

During the period ended March 31, 2017, the average ending monthly market value amounts on purchased and sold futures contracts are $0 and $262,281, respectively. There were no futures held at March 31, 2017.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Portfolio may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolio generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Portfolio may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolio to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

In writing an option, the Portfolio bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Portfolio receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing call options is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolio may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Exercise of an option written by the Portfolio could result in the Portfolio buying or selling a security at a price different from the current market value.

During the period, the Portfolio wrote call options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Portfolio wrote put options on bond futures in order to increase interest rate risk where increasing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Portfolio wrote call options on various equity index futures for the purpose of decreasing exposure to broad equity risk and/or generating carry.

During the period, the Portfolio wrote put options on various equity index futures for the purpose of increasing exposure to broad equity risk and/or generating carry.

During the period, the Portfolio wrote call options on foreign exchange rates vs. the U.S. dollar in order to reduce currency risk where reducing this exposure via the foreign exchange forward markets was less attractive.

During the period, the Portfolio wrote put options on foreign exchange rates vs. the U.S. dollar in order to increase currency risk where increasing this exposure via the foreign exchange forward markets was less attractive.

During the period, the Portfolio wrote call options on commodity futures for the purpose of decreasing exposure to commodity risk and/or generating income.

During the period, the Portfolio wrote put options on commodity futures for the purpose of increasing exposure to commodity risk and/or generating income.

During the period ended March 31, 2017, the average ending monthly market value amounts on written call and put options are $6,782 and $3,439, respectively.

Written option activity for the period ended March 31, 2017 is indicated in the table below:

	Number of	Premiums
	Contracts	Received
Options outstanding at December 31, 2016	26	$ 6,272
Options written	2,009,638	47,444
Options closed	(26,932)	(5,124)
Options expired	(754,456)	(33,844)
Options exercised	(27,580)	(2,145)
Options outstanding at March 31, 2017	1,200,696	$ 12,603

Options on Swap Contracts (Swaptions)

The Portfolio may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as “swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.

Swaptions can be used for a variety of purposes, including to manage the Portfolio’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Portfolio's exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Portfolio may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Interest rate written receiver swaptions, if exercised by the purchaser, allow the Portfolio to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Portfolio as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Portfolio to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Portfolio as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the Portfolio to buy credit protection through credit default swaps. Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Portfolio as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Portfolio to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Portfolio as the likelihood of a credit event on the reference asset(s) decreases. Swaptions purchased are reported in the Schedule of Investments (if applicable).

During the period, the Portfolio sold credit default receiver swaptions (call) in order to gain credit market volatility exposure and to reduce credit exposure.

During the period, the Portfolio sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.

During the period ended March 31, 2017, the average ending monthly market value amounts on written call and put swaptions are $3,273 and $1,013, respectively.

Written swaption activity for the period ended March 31, 2017 is indicated in the table below:

	Notional Amount	Premiums Received
Swaptions outstanding at December 31, 2016	951,000	$2,219
Swaptions written	7,557,000	10,513
Swaptions closed	-	-
Swaptions expired	(2,768,000)	(4,972)
Swaptions exercised	(634,000)	(1,014)
Swaptions outstanding at March 31, 2017	5,106,000	$6,746

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.

Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolio will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The Portfolio’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty.

The Portfolio may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Portfolio does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Portfolio had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Portfolio will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Portfolio may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Portfolio, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Portfolio.

As a buyer of credit protection, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Portfolio as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and potentially received no benefit from the contract.

If the Portfolio is the seller of credit protection against a particular security, the Portfolio would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Portfolio would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

The Portfolio may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Portfolio’s total return. Single-name CDS enable the Portfolio to buy or sell protection against a credit event of a specific issuer. When the Portfolio buys a single-name CDS, the Portfolio will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Portfolio to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Portfolio.

The Portfolio may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A Portfolio holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Portfolio could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.

During the period, the Portfolio purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.

During the period, the Portfolio sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

During the period ended March 31, 2017, the average ending monthly market value amounts on credit default swaps which are long and short the reference asset are $17,158 and $(7,330), respectively.

The Portfolio’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

During the period, the Portfolio entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Portfolio benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.

During the period, the Portfolio entered into an inflation swap paying a fixed interest rate and receiving a floating rate linked to an inflation index; i.e. actual realized inflation, in order to increase the Portfolio's exposure to inflation. With higher inflation, the Portfolio benefits by receiving a higher floating rate, while paying a fixed rate that has not increased.

During the period ended March 31, 2017, the average ending monthly market value amounts on interest rate swaps which are long the reference asset is $3,670. There were no interest rate swaps held at March 31, 2017.

Other Investments and Strategies

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as

“Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Exchange-Traded Funds

The Portfolio may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Portfolio invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Portfolio may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Portfolio may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, and commodity-linked investments risk. The Portfolio is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.

Inflation-Linked Securities

The Portfolio may invest in inflation-indexed bonds, including municipal inflation-indexed bonds and corporate inflation-indexed bonds, or in derivatives that are linked to these securities. Inflation-linked bonds are fixed-income securities that have a principal value that is periodically adjusted according to the rate of inflation. If an index measuring inflation falls, the principal value of inflation-indexed bonds will typically be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Because of their inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. In addition, inflation-linked bonds also normally decline in price when real interest rates rise. In the event of deflation, when prices decline over time, the principal and income of inflation-linked bonds would likely decline, resulting in losses to the Portfolio.

In the case of Treasury Inflation-Protected Securities, also known as TIPS, repayment of original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury. For inflation-linked bonds that do not provide a similar guarantee, the adjusted principal value of the inflation-linked bond repaid at maturity may be less than the original principal. Other non-U.S. sovereign governments also issue inflation-linked securities (sometimes referred to as “linkers”) that are tied to their own local consumer price indices. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Inflation-linked bonds may also be issued by, or related to, sovereign governments of other developed countries, emerging market countries, or companies or other entities not affiliated with governments.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Sovereign Debt

The Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued and Delayed Delivery Securities

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolio may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio may hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 5,493,065	$ 31,362	$ (47,354)	$ (15,992)

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger may be deemed to be an “assignment” (as defined in the 1940 Act) of the advisory agreement between the Portfolio and Janus Capital that is in effect as of the date of this Report. As a result, the consummation of the Merger will cause the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue to provide advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). The Post-Merger Advisory Agreement will have substantially similar terms as the corresponding investment advisory agreement that is in effect as of the date of this Report.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2017 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing other than the following:

Approval of Advisory Agreements

On April 6, 2017, shareholders of the Portfolio approved the Post-Merger Advisory Agreement with Janus Capital. The Post- Merger Advisory Agreement will take effect upon the consummation of the Merger.

Janus Aspen INTECH U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

March 31, 2017

Shares		Value
Common Stocks – 98.9%
Aerospace & Defense – 2.0%
General Dynamics Corp	.4,200	$786,240
L3 Technologies Inc	15,700	2,595,053
Lockheed Martin Corp	31,900	8,536,440
Northrop Grumman Corp	12,500	2,973,000
Raytheon Co	31,900	4,864,750
TransDigm Group Inc	2,300	506,368
		20,261,851
Air Freight & Logistics – 1.6%
CH Robinson Worldwide Inc	116,900	9,035,201
Expeditors International of Washington Inc	130,300	7,360,647
United Parcel Service Inc	5,400	579,420
		16,975,268
Airlines – 0.3%
Alaska Air Group Inc	11,000	1,014,420
American Airlines Group Inc	21,800	922,140
United Continental Holdings Inc*	16,200	1,144,368
		3,080,928
Automobiles – 0%
Harley-Davidson Inc	8,400	508,200
Banks – 2.9%
Bank of America Corp	34,600	816,214
BB&T Corp	15,900	710,730
Citigroup Inc	19,300	1,154,526
Citizens Financial Group Inc	138,600	4,788,630
Comerica Inc	10,400	713,232
Fifth Third Bancorp	122,400	3,108,960
Huntington Bancshares Inc/OH	40,200	538,278
JPMorgan Chase & Co	7,300	641,232
KeyCorp	63,500	1,129,030
M&T Bank Corp	38,294	5,925,231
People's United Financial Inc	320,500	5,833,100
PNC Financial Services Group Inc	11,500	1,382,760
Regions Financial Corp	77,700	1,128,981
SunTrust Banks Inc	13,600	752,080
US Bancorp	9,900	509,850
Zions Bancorporation	21,300	894,600
		30,027,434
Beverages – 1.4%
Coca-Cola Co	63,800	2,707,672
PepsiCo Inc	106,400	11,901,904
		14,609,576
Biotechnology – 0.2%
Alexion Pharmaceuticals Inc*	5,900	715,316
Celgene Corp*	7,200	895,896
Gilead Sciences Inc	7,300	495,816
		2,107,028
Building Products – 0.1%
Johnson Controls International plc	22,061	929,209
Capital Markets – 2.7%
Bank of New York Mellon Corp	13,100	618,713
Charles Schwab Corp	27,400	1,118,194
CME Group Inc	89,100	10,585,080
E*TRADE Financial Corp*	35,000	1,221,150
Goldman Sachs Group Inc	2,800	643,216
Intercontinental Exchange Inc	138,510	8,292,594
Morgan Stanley	85,600	3,667,104
Northern Trust Corp	6,500	562,770
S&P Global Inc	3,700	483,738
State Street Corp	7,500	597,075
		27,789,634
Chemicals – 0.8%
CF Industries Holdings Inc	35,900	1,053,665
Dow Chemical Co	10,600	673,524
EI du Pont de Nemours & Co	16,400	1,317,412
Monsanto Co	35,400	4,007,280
Praxair Inc	8,800	1,043,680
		8,095,561

Shares		Value
Common Stocks – (continued)
Commercial Services & Supplies – 1.1%
Republic Services Inc	.142,000	$8,919,020
Waste Management Inc	31,000	2,260,520
		11,179,540
Communications Equipment – 0.2%
Cisco Systems Inc	18,100	611,780
F5 Networks Inc*	4,700	670,079
Harris Corp	8,400	934,668
Motorola Solutions Inc	3,100	267,282
		2,483,809
Construction Materials – 0.1%
Martin Marietta Materials Inc	6,100	1,331,325
Consumer Finance – 0.1%
Capital One Financial Corp	11,700	1,013,922
Diversified Consumer Services – 0.3%
H&R Block Inc	134,600	3,129,450
Diversified Financial Services – 0.3%
Berkshire Hathaway Inc*	16,000	2,666,880
Diversified Telecommunication Services – 2.0%
AT&T Inc	380,232	15,798,640
Verizon Communications Inc	93,800	4,572,750
		20,371,390
Electric Utilities – 7.8%
American Electric Power Co Inc	5,300	355,789
Duke Energy Corp	131,200	10,759,712
Edison International	45,900	3,654,099
Entergy Corp	5,100	387,396
NextEra Energy Inc	22,100	2,836,977
PG&E Corp	40,400	2,680,944
PPL Corp	31,000	1,159,090
Southern Co	1,018,700	50,710,886
Xcel Energy Inc	160,200	7,120,890
		79,665,783
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp	12,600	896,742
FLIR Systems Inc	93,800	3,403,064
		4,299,806
Energy Equipment & Services – 0.6%
Baker Hughes Inc	21,600	1,292,112
Halliburton Co	15,600	767,676
Schlumberger Ltd	7,200	562,320
TechnipFMC PLC*	95,000	3,087,500
		5,709,608
Equity Real Estate Investment Trusts (REITs) – 0.8%
AvalonBay Communities Inc	24,200	4,443,120
Essex Property Trust Inc	15,400	3,565,562
		8,008,682
Food & Staples Retailing – 3.3%
Costco Wholesale Corp	3,800	637,222
Sysco Corp	139,800	7,258,416
Wal-Mart Stores Inc	293,300	21,141,064
Whole Foods Market Inc	154,900	4,603,628
		33,640,330
Food Products – 11.4%
Archer-Daniels-Midland Co	15,400	709,016
Campbell Soup Co	56,800	3,251,232
Conagra Brands Inc	430,400	17,362,336
General Mills Inc	702,700	41,466,327
Hershey Co	145,700	15,917,725
JM Smucker Co	34,500	4,522,260
Kellogg Co	366,800	26,633,348
McCormick & Co Inc/MD	41,300	4,028,815
Tyson Foods Inc	55,900	3,449,589
		117,340,648
Health Care Equipment & Supplies – 3.2%
Abbott Laboratories	5,398	239,725
Becton Dickinson and Co	42,189	7,739,150
Cooper Cos Inc	5,000	999,450
CR Bard Inc	36,900	9,171,126
Danaher Corp	7,500	641,475
Intuitive Surgical Inc*	10,700	8,201,229
Varian Medical Systems Inc*	10,300	938,639
Zimmer Biomet Holdings Inc	38,700	4,725,657
		32,656,451

Shares		Value
Common Stocks – (continued)
Health Care Providers & Services – 6.3%
Aetna Inc	.54,464	$6,946,883
AmerisourceBergen Corp	126,600	11,204,100
Anthem Inc	8,200	1,356,116
Cigna Corp	69,600	10,195,704
DaVita Inc*	121,200	8,237,964
Envision Healthcare Corp*	9,300	570,276
Express Scripts Holding Co*	7,800	514,098
Humana Inc	59,200	12,203,488
Laboratory Corp of America Holdings*	83,900	12,037,133
Quest Diagnostics Inc	7,700	756,063
UnitedHealth Group Inc	5,200	852,852
		64,874,677
Hotels, Restaurants & Leisure – 3.9%
Carnival Corp	10,500	618,555
Chipotle Mexican Grill Inc*	19,300	8,598,536
Darden Restaurants Inc	49,700	4,158,399
McDonald's Corp	198,700	25,753,507
Wynn Resorts Ltd	9,200	1,054,412
		40,183,409
Household Products – 11.8%
Clorox Co	211,100	28,462,613
Colgate-Palmolive Co	81,500	5,964,985
Kimberly-Clark Corp	263,200	34,645,016
Procter & Gamble Co	578,900	52,014,165
		121,086,779
Industrial Conglomerates – 0.1%
Roper Technologies Inc	4,700	970,503
Information Technology Services – 0.4%
CSRA Inc	19,900	582,871
International Business Machines Corp	4,800	835,872
Mastercard Inc	13,500	1,518,345
Total System Services Inc	1,500	80,190
Visa Inc	11,800	1,048,666
		4,065,944
Insurance – 1.7%
Aflac Inc	10,500	760,410
Allstate Corp	10,100	823,049
American International Group Inc	12,500	780,375
Aon PLC	9,000	1,068,210
Arthur J Gallagher & Co	9,900	559,746
Chubb Ltd	6,982	951,298
Cincinnati Financial Corp	9,700	701,019
Hartford Financial Services Group Inc	19,100	918,137
Lincoln National Corp	12,300	805,035
Loews Corp	59,900	2,801,523
Marsh & McLennan Cos Inc	12,000	886,680
MetLife Inc	62,800	3,317,096
Principal Financial Group Inc	10,500	662,655
Prudential Financial Inc	6,300	672,084
Torchmark Corp	7,800	600,912
Unum Group	16,700	783,063
		17,091,292
Internet & Direct Marketing Retail – 0.4%
Amazon.com Inc*	700	620,578
Expedia Inc	6,500	820,105
Netflix Inc*	8,800	1,300,728
Priceline Group Inc*	300	533,991
TripAdvisor Inc*	12,900	556,764
		3,832,166
Internet Software & Services – 0.4%
Akamai Technologies Inc*	12,100	722,370
Alphabet Inc*	1,100	932,580
Alphabet Inc - Class C*	1,100	912,516
Facebook Inc	4,500	639,225
Yahoo! Inc*	21,400	993,174
		4,199,865
Leisure Products – 0.6%
Hasbro Inc	57,700	5,759,614
Life Sciences Tools & Services – 0.6%
Illumina Inc*	23,100	3,941,784
Waters Corp*	12,900	2,016,399
		5,958,183

Shares		Value
Common Stocks – (continued)
Machinery – 1.0%
Caterpillar Inc	.6,200	$575,112
Cummins Inc	3,500	529,200
Deere & Co	70,500	7,674,630
Fortive Corp	2,850	171,627
Parker-Hannifin Corp	4,700	753,504
Xylem Inc/NY	12,800	642,816
		10,346,889
Media – 0.4%
CBS Corp	9,500	658,920
Scripps Networks Interactive Inc	8,200	642,634
Time Warner Inc	7,000	683,970
Twenty-First Century Fox Inc - Class A	26,000	842,140
Twenty-First Century Fox Inc - Class B	21,100	670,558
Walt Disney Co	4,800	544,272
		4,042,494
Metals & Mining – 0.9%
Freeport-McMoRan Inc*	55,000	734,800
Newmont Mining Corp	268,300	8,843,168
		9,577,968
Multiline Retail – 1.1%
Dollar General Corp	71,000	4,950,830
Nordstrom Inc#	16,900	787,033
Target Corp	101,000	5,574,190
		11,312,053
Multi-Utilities – 4.5%
Ameren Corp	7,600	414,884
Consolidated Edison Inc	499,200	38,767,872
Dominion Resources Inc/VA	33,900	2,629,623
DTE Energy Co	7,400	755,614
SCANA Corp	5,400	352,890
WEC Energy Group Inc	52,749	3,198,172
		46,119,055
Oil, Gas & Consumable Fuels – 3.1%
Anadarko Petroleum Corp	8,000	496,000
Apache Corp	74,600	3,833,694
Chesapeake Energy Corp*,#	248,600	1,476,684
Chevron Corp	7,500	805,275
Cimarex Energy Co	4,000	477,960
Concho Resources Inc*	4,500	577,530
Devon Energy Corp	10,300	429,716
EOG Resources Inc	9,200	897,460
Exxon Mobil Corp	29,700	2,435,697
Kinder Morgan Inc/DE	28,500	619,590
Marathon Petroleum Corp	10,800	545,832
Noble Energy Inc	79,300	2,723,162
ONEOK Inc	11,000	609,840
Phillips 66	6,200	491,164
Pioneer Natural Resources Co	4,000	744,920
Range Resources Corp	24,600	715,860
Southwestern Energy Co*	586,400	4,790,888
Tesoro Corp	9,100	737,646
Valero Energy Corp	17,500	1,160,075
Williams Cos Inc	249,800	7,391,582
		31,960,575
Pharmaceuticals – 5.3%
Allergan PLC	13,198	3,153,266
Eli Lilly & Co	66,000	5,551,260
Johnson & Johnson	301,000	37,489,550
Merck & Co Inc	17,200	1,092,888
Perrigo Co PLC	54,700	3,631,533
Pfizer Inc	100,500	3,438,105
		54,356,602
Road & Rail – 0.3%
CSX Corp	16,700	777,385
JB Hunt Transport Services Inc	5,500	504,570
Kansas City Southern	7,800	668,928
Union Pacific Corp	14,500	1,535,840
		3,486,723
Semiconductor & Semiconductor Equipment – 2.1%
Analog Devices Inc	2,854	233,885
Applied Materials Inc	31,700	1,233,130
Broadcom Ltd	400	87,584
Intel Corp	20,900	753,863

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
KLA-Tencor Corp	.8,500	$808,095
Lam Research Corp	8,800	1,129,568
Micron Technology Inc*	241,700	6,985,130
NVIDIA Corp	40,200	4,378,986
QUALCOMM Inc	39,600	2,270,664
Texas Instruments Inc	6,500	523,640
Xilinx Inc	50,100	2,900,289
		21,304,834
Software – 0.6%
Activision Blizzard Inc	10,900	543,474
Electronic Arts Inc*	6,000	537,120
Microsoft Corp	10,100	665,186
Symantec Corp	130,100	3,991,468
		5,737,248
Specialty Retail – 3.8%
AutoZone Inc*	38,000	27,475,900
Best Buy Co Inc	17,600	865,040
Gap Inc	49,800	1,209,642
O'Reilly Automotive Inc*	27,800	7,501,552
Ross Stores Inc	11,600	764,092
Tiffany & Co	10,500	1,000,650
		38,816,876
Technology Hardware, Storage & Peripherals – 1.5%
Apple Inc	77,100	11,076,186
NetApp Inc	25,700	1,075,545
Seagate Technology PLC	61,300	2,815,509
Western Digital Corp	10,800	891,324
		15,858,564
Tobacco – 3.9%
Altria Group Inc	351,600	25,111,272
Reynolds American Inc	233,246	14,699,163
		39,810,435
Trading Companies & Distributors – 0.3%
WW Grainger Inc	11,600	2,700,016
Water Utilities – 0.3%
American Water Works Co Inc	33,700	2,620,849
Total Common Stocks (cost $862,330,460)		1,013,955,926
Investment Companies – 1.2%
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Janus Cash Collateral Fund LLC, 0.6842%ºº,£	1,597,960	1,597,960
Money Markets – 1.1%
Janus Cash Liquidity Fund LLC, 0.7113%ºº,£	11,242,195	11,242,195
Total Investment Companies (cost $12,840,155)		12,840,155
Total Investments (total cost $875,170,615) – 100.1%		1,026,796,081
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(1,102,027)
Net Assets – 100%		$1,025,694,054

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,023,708,581	99.7%
United Kingdom	3,087,500	0.3

Total	$1,026,796,081	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2017.

#	Loaned security; a portion of the security is on loan at March 31, 2017.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2017. Unless otherwise indicated, all information in the table is for the period ended March 31, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/16	Purchases	Sales	at 3/31/17	Gain/(Loss)	Income	at 3/31/17

Janus Cash Collateral Fund LLC	4,173,783	45,325,029	(47,900,852)	1,597,960	$—	$1,651(1)	$1,597,960
Janus Cash Liquidity Fund LLC	15,647,660	30,468,535	(34,874,000)	11,242,195	—	16,132	11,242,195

Total					$—	$17,783	$12,840,155
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$1,013,955,926	$-	$-
Investment Companies	-	12,840,155	-
Total Assets	$1,013,955,926	$12,840,155	$-

Organization and Significant Accounting Policies

Janus Aspen INTECH U.S. Low Volatility Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio seeks capital appreciation. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

To the extent that real estate-related securities may be included in the Portfolio’s named benchmark index, INTECH’s mathematical investment process may select equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 875,245,917	$163,931,191	$(12,381,027)	$ 151,550,164

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger may be deemed to be an “assignment” (as defined in the 1940 Act) of the advisory agreement between the Portfolio and Janus Capital that is in effect as of the date of this Report. In addition, the consummation of the Merger may be deemed to be an assignment of the sub-advisory agreement between Janus Capital and INTECH, the subadviser to the Portfolio, that is in effect as of the date of this Report. As a result, the consummation of the Merger will cause the investment advisory agreement and investment sub-advisory agreement to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue to provide advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). Also on December 8, 2016, the Trustees approved, subject to approval of shareholders, a new investment sub-advisory agreement between Janus Capital and INTECH (“Post-Merger Sub-Advisory Agreement”). The Post-Merger Advisory Agreement and Post-Merger Sub-Advisory Agreement will have substantially similar terms as the corresponding investment advisory agreement and investment sub-advisory agreement that are in effect as of the date of this Report.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2017 and through the date of issuance of the Fund's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filingother than the following:

Approval of Advisory Agreements

On April 6, 2017, shareholders of the Portfolio approved the Post-Merger Advisory Agreement and Post-Merger Sub-Advisory Agreement with Janus Capital. The Post-Merger Advisory Agreement and Post-Merger Sub-Advisory Agreement will take effect upon the consummation of the Merger.

Janus Aspen Janus Portfolio

Schedule of Investments (unaudited)

March 31, 2017

Shares		Value
Common Stocks – 98.6%
Aerospace & Defense – 3.1%
General Dynamics Corp	.51,547	$9,649,598
Northrop Grumman Corp	25,827	6,142,694
		15,792,292
Auto Components – 1.0%
Delphi Automotive PLC	61,752	4,970,418
Beverages – 1.5%
Coca-Cola Co	180,748	7,670,945
Biotechnology – 5.0%
Amgen Inc	50,055	8,212,524
Biogen Inc*	9,170	2,507,261
Celgene Corp*	39,499	4,914,861
Regeneron Pharmaceuticals Inc*	18,384	7,123,984
Shire PLC (ADR)	14,518	2,529,471
		25,288,101
Building Products – 0.7%
AO Smith Corp	66,258	3,389,759
Capital Markets – 2.1%
Intercontinental Exchange Inc	121,870	7,296,357
TD Ameritrade Holding Corp	88,512	3,439,576
		10,735,933
Consumer Finance – 0.4%
Synchrony Financial	58,773	2,015,914
Containers & Packaging – 1.4%
Ball Corp	95,644	7,102,523
Diversified Consumer Services – 0.6%
ServiceMaster Global Holdings Inc*	75,685	3,159,849
Electrical Equipment – 1.0%
Sensata Technologies Holding NV*	111,437	4,866,454
Electronic Equipment, Instruments & Components – 2.9%
Amphenol Corp	93,758	6,672,757
Flex Ltd*	468,380	7,868,784
		14,541,541
Equity Real Estate Investment Trusts (REITs) – 1.8%
American Tower Corp	76,574	9,306,804
Food & Staples Retailing – 1.4%
Costco Wholesale Corp	42,534	7,132,526
Health Care Equipment & Supplies – 2.8%
Boston Scientific Corp*	262,535	6,529,245
STERIS PLC	57,695	4,007,495
Teleflex Inc	17,655	3,420,303
		13,957,043
Health Care Technology – 1.5%
athenahealth Inc*	68,846	7,758,256
Hotels, Restaurants & Leisure – 6.2%
Aramark	192,830	7,109,642
Dunkin' Brands Group Inc	140,564	7,686,040
McDonald's Corp	64,395	8,346,236
Starbucks Corp	138,229	8,071,191
		31,213,109
Household Products – 1.1%
Colgate-Palmolive Co	37,365	2,734,744
Kimberly-Clark Corp	21,177	2,787,529
		5,522,273
Industrial Conglomerates – 1.5%
General Electric Co	130,573	3,891,075
Roper Technologies Inc	17,320	3,576,407
		7,467,482
Information Technology Services – 5.4%
Broadridge Financial Solutions Inc	38,533	2,618,317
Fidelity National Information Services Inc	89,470	7,123,601
Gartner Inc*	27,990	3,022,640
Mastercard Inc	54,465	6,125,679
Visa Inc	94,032	8,356,624
		27,246,861
Internet & Direct Marketing Retail – 3.7%
Amazon.com Inc*	20,980	18,599,609
Internet Software & Services – 10.3%
Alibaba Group Holding Ltd (ADR)*	24,416	2,632,777

Shares		Value
Common Stocks – (continued)
Internet Software & Services – (continued)
Alphabet Inc*	.1,949	$1,652,362
Alphabet Inc - Class C*	37,251	30,901,940
CoStar Group Inc*	18,215	3,774,512
Facebook Inc	91,636	13,016,894
		51,978,485
Leisure Products – 0.6%
Polaris Industries Inc	36,598	3,066,912
Life Sciences Tools & Services – 2.9%
Quintiles IMS Holdings Inc*	98,671	7,945,976
Thermo Fisher Scientific Inc	44,277	6,800,947
		14,746,923
Media – 1.9%
Comcast Corp	131,064	4,926,696
Liberty Global PLC*	129,905	4,551,871
		9,478,567
Multiline Retail – 0.6%
Dollar General Corp	43,000	2,998,390
Oil, Gas & Consumable Fuels – 0.8%
Anadarko Petroleum Corp	24,482	1,517,884
Antero Resources Corp*	103,155	2,352,966
		3,870,850
Personal Products – 0.7%
Estee Lauder Cos Inc	40,223	3,410,508
Pharmaceuticals – 3.5%
Allergan PLC	29,104	6,953,528
Eli Lilly & Co	93,164	7,836,024
Jazz Pharmaceuticals PLC*	18,574	2,695,645
		17,485,197
Professional Services – 4.6%
Equifax Inc	37,588	5,139,783
IHS Markit Ltd*	138,096	5,793,127
Nielsen Holdings PLC	108,750	4,492,463
Verisk Analytics Inc*	93,847	7,614,746
		23,040,119
Real Estate Management & Development – 1.3%
CBRE Group Inc*	170,163	5,919,971
Colony American Homes III§	442,372	456,289
		6,376,260
Road & Rail – 1.2%
Canadian Pacific Railway Ltd	24,529	3,603,801
CSX Corp	54,786	2,550,288
		6,154,089
Semiconductor & Semiconductor Equipment – 2.2%
Intel Corp	66,955	2,415,067
Microchip Technology Inc	48,352	3,567,411
Texas Instruments Inc	32,970	2,656,063
Xilinx Inc	40,416	2,339,682
		10,978,223
Software – 15.6%
Activision Blizzard Inc	139,586	6,959,758
Adobe Systems Inc*	92,836	12,080,749
Cadence Design Systems Inc*	128,560	4,036,784
Microsoft Corp	401,269	26,427,576
salesforce.com Inc*	173,241	14,290,650
SS&C Technologies Holdings Inc	183,453	6,494,236
Tyler Technologies Inc*	35,297	5,455,504
Ultimate Software Group Inc*	14,689	2,867,440
		78,612,697
Specialty Retail – 0.5%
AutoZone Inc*	3,825	2,765,666
Technology Hardware, Storage & Peripherals – 2.7%
Apple Inc	95,613	13,735,764
Textiles, Apparel & Luxury Goods – 1.0%
NIKE Inc	95,341	5,313,354
Tobacco – 2.3%
Altria Group Inc	160,343	11,451,697
Wireless Telecommunication Services – 0.8%
T-Mobile US Inc*	60,417	3,902,334
Total Common Stocks (cost $388,207,956)		497,103,727

Shares		Value
Investment Companies – 1.4%
Money Markets – 1.4%
Janus Cash Liquidity Fund LLC, 0.7113%ºº,£ (cost $6,925,278)	.6,925,278	$6,925,278
Total Investments (total cost $395,133,234) – 100.0%		504,029,005
Cash, Receivables and Other Assets, net of Liabilities – 0.0%		28,842
Net Assets – 100%		$504,057,847

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$495,262,956	98.3%
Canada	3,603,801	0.7
China	2,632,777	0.5
United Kingdom	2,529,471	0.5

Total	$504,029,005	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2017.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2017. Unless otherwise indicated, all information in the table is for the period ended March 31, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/16	Purchases	Sales	at 3/31/17	Gain/(Loss)	Income	at 3/31/17

Janus Cash Liquidity Fund LLC	5,920,000	20,980,278	(19,975,000)	6,925,278	$—	$9,657	$6,925,278

§				Schedule of Restricted and Illiquid Securities (as of March 31, 2017)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III	1/30/13	$555,244	$456,289	0.1%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2017.

Valuation Inputs Summary

	Level 2 -	Level 3 -
Level 1 -	Other Significant	Significant
Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Real Estate Management & Development	$5,919,971	$-	$456,289
All Other	490,727,467	-	-
Investment Companies	-	6,925,278	-
Total Assets	$496,647,438	$6,925,278	$456,289

Organization and Significant Accounting Policies

Janus Aspen Janus Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2017.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2017 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Portfolio may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolio generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Portfolio may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolio to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

The Portfolio may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Portfolio may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Portfolio purchased call options on various equity securities for the purpose of increasing exposure to individual equity risk.

During the period ended March 31, 2017, the average ending monthly market value amounts on purchased call options is $507. There were no purchased options held at March 31, 2017.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 395,768,175	$114,899,099	$ (6,638,269)	$ 108,260,830

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger may be deemed to be an “assignment” (as defined in the 1940 Act) of the advisory agreement between the Portfolio and Janus Capital that is in effect as of the date of this Report. As a result, the consummation of the Merger will cause the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue to provide advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). The Post-Merger Advisory Agreement will have substantially similar terms as the corresponding investment advisory agreement that is in effect as of the date of this Report.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2017 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing other than the following:

Approval of Advisory Agreements

On April 6, 2017, shareholders of the Portfolio approved the Post-Merger Advisory Agreement with Janus Capital. The Post- Merger Advisory Agreement will take effect upon the consummation of the Merger.

Janus Aspen Overseas Portfolio

Schedule of Investments (unaudited)

March 31, 2017

Shares		Value
Common Stocks – 97.3%
Automobiles – 2.4%
Chongqing Changan Automobile Co Ltd*	.2,388,296	$5,468,428
Mahindra & Mahindra Ltd	614,246	12,174,237
		17,642,665
Banks – 13.7%
Atlas Mara Ltd*	670,634	1,441,863
Banco BPM SpA*	1,923,596	5,700,182
BNP Paribas SA	522,510	34,796,099
ING Groep NV	1,723,483	26,050,705
Mitsubishi UFJ Financial Group Inc	3,939,200	24,762,000
Permanent TSB Group Holdings PLC*	3,544,640	9,127,504
		101,878,353
Beverages – 4.0%
Diageo PLC	1,027,318	29,386,690
Biotechnology – 2.0%
Shire PLC	252,968	14,770,304
Construction & Engineering – 3.3%
13 Holdings Ltd*	26,678,900	7,380,958
Eiffage SA	214,974	16,836,156
		24,217,114
Diversified Telecommunication Services – 3.9%
Nippon Telegraph & Telephone Corp	674,100	28,778,395
Electrical Equipment – 2.4%
ABB Ltd	761,608	17,819,528
Equity Real Estate Investment Trusts (REITs) – 0.2%
Japan Hotel REIT Investment Corp	1,848	1,276,716
Food Products – 1.5%
Associated British Foods PLC	339,516	11,083,563
Hotels, Restaurants & Leisure – 3.5%
Cox & Kings Ltd	1,080,918	3,848,887
GVC Holdings PLC	1,583,913	14,553,793
Merlin Entertainments PLC	1,209,855	7,268,708
		25,671,388
Household Durables – 2.4%
Sony Corp	538,900	18,232,840
Industrial Conglomerates – 2.0%
Siemens AG	108,096	14,805,302
Information Technology Services – 0.5%
Worldpay Group PLC	1,082,057	4,004,104
Insurance – 7.9%
AIA Group Ltd	5,183,600	32,683,901
NN Group NV	377,205	12,266,093
Tokio Marine Holdings Inc	328,500	13,858,917
		58,808,911
Internet & Direct Marketing Retail – 3.7%
Ctrip.com International Ltd (ADR)*	297,245	14,609,592
MakeMyTrip Ltd*	377,468	13,060,393
		27,669,985
Internet Software & Services – 7.0%
Alibaba Group Holding Ltd (ADR)*	257,919	27,811,406
Auto Trader Group PLC (144A)	1,353,606	6,652,047
Tencent Holdings Ltd	603,100	17,290,631
		51,754,084
Machinery – 2.1%
FANUC Corp	75,700	15,519,486
Metals & Mining – 7.0%
Hindustan Zinc Ltd	3,692,019	16,421,609
Rio Tinto Ltd	772,900	35,692,107
		52,113,716
Multi-Utilities – 0.9%
National Grid PLC	538,930	6,842,280
Oil, Gas & Consumable Fuels – 5.5%
Canadian Natural Resources Ltd	519,631	17,038,701
Petroleo Brasileiro SA (ADR)*	1,044,173	10,118,036
Sequa Petroleum NV*	3,265,577	313,505
TOTAL SA	257,935	13,045,738
		40,515,980
Pharmaceuticals – 5.1%
AstraZeneca PLC	252,702	15,550,917

Shares		Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Sanofi	.244,464	$22,066,353
		37,617,270
Semiconductor & Semiconductor Equipment – 3.4%
ASML Holding NV	93,391	12,392,760
Taiwan Semiconductor Manufacturing Co Ltd*	2,046,000	12,745,353
		25,138,113
Software – 1.8%
Nexon Co Ltd	628,700	9,991,648
Nintendo Co Ltd	13,800	3,202,974
		13,194,622
Technology Hardware, Storage & Peripherals – 2.1%
Samsung Electronics Co Ltd	8,653	15,942,384
Textiles, Apparel & Luxury Goods – 3.1%
Cie Financiere Richemont SA	101,780	8,049,706
Samsonite International SA	4,053,600	14,761,607
		22,811,313
Thrifts & Mortgage Finance – 2.3%
LIC Housing Finance Ltd	1,759,079	16,755,004
Tobacco – 3.1%
Reynolds American Inc	371,063	23,384,390
Transportation Infrastructure – 0.5%
CCR SA	695,900	4,012,969
Total Common Stocks (cost $621,171,539)		721,647,469
Preferred Stocks – 0.4%
Water Utilities – 0.4%
Cia de Saneamento do Parana (cost $3,763,814)	995,600	3,498,802
Investment Companies – 1.5%
Money Markets – 1.5%
Janus Cash Liquidity Fund LLC, 0.7113%ºº,£ (cost $10,941,113)	10,941,113	10,941,113
Total Investments (total cost $635,876,466) – 99.2%		736,087,384
Cash, Receivables and Other Assets, net of Liabilities – 0.8%		5,579,483
Net Assets – 100%		$741,666,867

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$115,622,976	15.7%
United Kingdom	110,112,406	15.0
France	86,744,346	11.8
China	65,180,057	8.9
India	62,260,130	8.5
Hong Kong	54,826,466	7.4
Netherlands	51,023,063	6.9
Australia	35,692,107	4.8
United States	34,325,503	4.7
Switzerland	25,869,234	3.5
Brazil	17,629,807	2.4
Canada	17,038,701	2.3
South Korea	15,942,384	2.2
Germany	14,805,302	2.0
Taiwan	12,745,353	1.7
Ireland	9,127,504	1.2
Italy	5,700,182	0.8
South Africa	1,441,863	0.2

Total	$736,087,384	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2017 is $6,652,047, which represents 0.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2017.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2017. Unless otherwise indicated, all information in the table is for the period ended March 31, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/16	Purchases	Sales	at 3/31/17	Gain/(Loss)	Income	at 3/31/17

Janus Cash Liquidity Fund LLC	10,858,140	39,119,973	(39,037,000)	10,941,113	$—	$13,566	$10,941,113

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$721,647,469	$-	$-
Preferred Stocks	-	3,498,802	-
Investment Companies	-	10,941,113	-
Total Assets	$721,647,469	$14,439,915	$-

Organization and Significant Accounting Policies

Janus Aspen Overseas Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $519,954,211 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

The Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 638,894,229	$130,883,544	$(33,690,389)	$ 97,193,155

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger may be deemed to be an “assignment” (as defined in the 1940 Act) of the advisory agreement between the Portfolio and Janus Capital that is in effect as of the date of this Report. As a result, the consummation of the Merger will cause the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue to provide advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). The Post-Merger Advisory Agreement will have substantially similar terms as the corresponding investment advisory agreement that is in effect as of the date of this Report.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2017 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing other than the following:

Approval of Advisory Agreements

On April 6, 2017, shareholders of the Portfolio approved the Post-Merger Advisory Agreement with Janus Capital. The Post- Merger Advisory Agreement will take effect upon the consummation of the Merger.

Janus Aspen Perkins Mid Cap Value Portfolio

Schedule of Investments (unaudited)

March 31, 2017

Shares or Principal Amounts		Value
Common Stocks – 95.6%
Aerospace & Defense – 2.0%
BWX Technologies Inc	.50,562	$2,406,751
Banks – 6.5%
CIT Group Inc	43,670	1,874,753
Citizens Financial Group Inc	48,277	1,667,970
Investors Bancorp Inc	71,997	1,035,317
Umpqua Holdings Corp	106,517	1,889,612
Wintrust Financial Corp	19,517	1,349,015
		7,816,667
Beverages – 1.1%
Dr Pepper Snapple Group Inc	13,566	1,328,383
Building Products – 1.6%
Simpson Manufacturing Co Inc	45,758	1,971,712
Capital Markets – 3.9%
Affiliated Managers Group Inc	13,640	2,236,142
Invesco Ltd	82,024	2,512,395
		4,748,537
Chemicals – 5.9%
Axalta Coating Systems Ltd*	56,968	1,834,370
Potash Corp of Saskatchewan Inc	87,042	1,486,677
Valvoline Inc	64,604	1,586,028
Westlake Chemical Corp	34,167	2,256,730
		7,163,805
Commercial Services & Supplies – 1.8%
Republic Services Inc	12,997	816,342
Waste Connections Inc	15,574	1,373,938
		2,190,280
Communications Equipment – 0.8%
F5 Networks Inc*	7,043	1,004,121
Construction & Engineering – 1.3%
Fluor Corp	28,895	1,520,455
Containers & Packaging – 4.1%
Crown Holdings Inc*	61,836	3,274,216
Graphic Packaging Holding Co	132,880	1,710,166
		4,984,382
Electric Utilities – 5.0%
Alliant Energy Corp	53,754	2,129,196
Great Plains Energy Inc	81,261	2,374,446
Pinnacle West Capital Corp	19,303	1,609,484
		6,113,126
Electrical Equipment – 3.0%
AMETEK Inc	45,749	2,474,106
Generac Holdings Inc*	31,071	1,158,327
		3,632,433
Energy Equipment & Services – 2.1%
Keane Group Inc*	79,471	1,136,435
Oceaneering International Inc	22,341	604,994
Patterson-UTI Energy Inc	32,135	779,916
		2,521,345
Equity Real Estate Investment Trusts (REITs) – 10.7%
Alexandria Real Estate Equities Inc	10,637	1,175,601
Equity Commonwealth*	89,208	2,785,074
Equity LifeStyle Properties Inc	30,003	2,312,031
Healthcare Trust of America Inc	52,513	1,652,059
Lamar Advertising Co	30,842	2,305,131
Mid-America Apartment Communities Inc	16,351	1,663,551
Weyerhaeuser Co	32,974	1,120,457
		13,013,904
Food & Staples Retailing – 1.1%
Casey's General Stores Inc	12,055	1,353,174
Food Products – 5.1%
Conagra Brands Inc	72,562	2,927,151
Lamb Weston Holdings Inc	24,187	1,017,305
Mead Johnson Nutrition Co	24,456	2,178,541
		6,122,997
Health Care Providers & Services – 3.7%
AmerisourceBergen Corp	26,072	2,307,372
Laboratory Corp of America Holdings*	15,230	2,185,048
		4,492,420

Shares or Principal Amounts		Value
Common Stocks – (continued)
Information Technology Services – 2.3%
Jack Henry & Associates Inc	.5,439	$506,371
Total System Services Inc	43,742	2,338,447
		2,844,818
Insurance – 7.1%
Allied World Assurance Co Holdings AG	31,564	1,676,048
RenaissanceRe Holdings Ltd	8,258	1,194,520
Torchmark Corp	36,867	2,840,234
XL Group Ltd	71,354	2,844,170
		8,554,972
Life Sciences Tools & Services – 2.5%
Agilent Technologies Inc	20,749	1,097,000
ICON PLC*	8,700	693,564
INC Research Holdings Inc*	28,406	1,302,415
		3,092,979
Machinery – 3.6%
Donaldson Co Inc	26,639	1,212,607
Lincoln Electric Holdings Inc	13,149	1,142,122
Trinity Industries Inc	75,800	2,012,490
		4,367,219
Media – 1.3%
Omnicom Group Inc	17,802	1,534,710
Metals & Mining – 1.4%
Compass Minerals International Inc	24,659	1,673,113
Multiline Retail – 1.1%
Kohl's Corp	16,296	648,744
Nordstrom Inc	13,610	633,818
		1,282,562
Oil, Gas & Consumable Fuels – 5.1%
Cimarex Energy Co	11,321	1,352,746
HollyFrontier Corp	39,369	1,115,717
Noble Energy Inc	80,076	2,749,810
Whiting Petroleum Corp*	97,823	925,406
		6,143,679
Road & Rail – 1.3%
CSX Corp	34,072	1,586,052
Semiconductor & Semiconductor Equipment – 1.5%
Analog Devices Inc	22,409	1,836,418
Software – 4.6%
Check Point Software Technologies Ltd*	26,015	2,670,700
Synopsys Inc*	40,753	2,939,514
		5,610,214
Specialty Retail – 1.5%
AutoZone Inc*	663	479,382
Sally Beauty Holdings Inc*	63,135	1,290,479
		1,769,861
Technology Hardware, Storage & Peripherals – 1.3%
Western Digital Corp	19,465	1,606,446
Trading Companies & Distributors – 1.3%
Fastenal Co	30,189	1,554,734
Total Common Stocks (cost $92,785,835)		115,842,269
Repurchase Agreements – 4.4%
Undivided interest of 5.4% in a joint repurchase agreement (principal amount $98,000,000 with a maturity value of $98,006,125) with ING Financial Markets LLC, 0.7500%, dated 3/31/17, maturing 4/3/17 to be repurchased at $5,300,331 collateralized by $99,501,665 in U.S. Treasuries 0.1250% - 0.3750%, 1/15/23 - 7/15/23 with a value of $99,961,172 (cost $5,300,000)	$5,300,000	5,300,000
Total Investments (total cost $98,085,835) – 100.0%		121,142,269
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(27,020)
Net Assets – 100%		$121,115,249

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$116,291,328	96.0%
Israel	2,670,700	2.2
Canada	1,486,677	1.2
Ireland	693,564	0.6

Total	$121,142,269	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$115,842,269	$-	$-
Repurchase Agreements	-	5,300,000	-
Total Assets	$115,842,269	$5,300,000	$-

Organization and Significant Accounting Policies

Janus Aspen Perkins Mid Cap Value Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio seeks capital appreciation. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 98,410,674	$24,380,424	$ (1,648,829)	$ 22,731,595

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger may be deemed to be an “assignment” (as defined in 1940 Act) of the advisory agreement between the Portfolio and Janus Capital that is in effect as of the date of this Report. In addition, the consummation of the Merger may be deemed to be an assignment of the sub-advisory agreement between Janus Capital and Perkins, the subadviser to the Portfolio, that is in effect as of the date of this Report. As a result, the consummation of the Merger will cause the investment advisory agreement and investment sub-advisory agreement to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue to provide advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). Also on December 8, 2016, the Trustees approved, subject to approval of shareholders, a new investment sub-advisory agreement between Janus Capital and Perkins (“Post-Merger Sub-Advisory Agreement”). The Post-Merger Advisory Agreement and Post-Merger Sub-Advisory Agreement will have substantially similar terms as the corresponding investment advisory agreement and investment sub-advisory agreement that are in effect as of the date of this Report.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2017 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing other than the following:

Approval of Advisory Agreements

On April 6, 2017, shareholders of the Portfolio approved the Post-Merger Advisory Agreement and Post-Merger Sub-Advisory Agreement with Janus Capital. The Post-Merger Advisory Agreement and Post-Merger Sub-Advisory Agreement will take effect upon the consummation of the Merger.

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Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Aspen Series

(Principal Executive Officer)
Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Aspen Series

(Principal Executive Officer)
Date: May 30, 2017

By: /s/ Jesper Nergaard
Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series

(Principal Accounting Officer and Principal Financial Officer)

Date: May 30, 2017